UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM N-Q
  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES




                                    811-5950

                      (Investment Company Act File Number)


                         Money Market Obligations Trust
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)



                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                        (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)






                       Date of Fiscal Year End:  10/31/07


                Date of Reporting Period:  Quarter ended 7/31/07







ITEM 1.     SCHEDULE OF INVESTMENTS




ALABAMA MUNICIPAL CASH TRUST
PORTFOLIO OF INVESTMENTS
July 31, 2007 (unaudited)

  PRINCIPAL     VALUE
  AMOUNT

                   SHORT-TERM MUNICIPALS--99.4%1,2
                   ALABAMA--98.4%
  $ 10,900,000 3,4 ABN AMRO MuniTOPS Certificates Trust (Alabama Non-AMT)/(Series 2002-21) Weekly VRDNs                $  10,900,000
                   (Birmingham, AL Waterworks & Sewer Board)/(MBIA Insurance Corp. INS)/(ABN AMRO Bank NV,
                   Amsterdam LIQ), 3.670%, 8/2/2007
     1,800,000     Alabama HFA MFH, (2000 Series A:Turtle Lake) Weekly VRDNs (Double Lake Ventures LLC)/(FNMA LOC),        1,800,000
                   3.660%, 8/2/2007
     2,290,000     Alabama HFA MFH, (Series 2002J: Sunset on the Bayou Project) Weekly VRDNs (Apartment Housing of         2,290,000
                   Sunset Ltd.)/(Compass Bank, Birmingham LOC), 3.730%, 8/2/2007
     9,980,000     Alabama HFA MFH, (Series 2004B) Weekly VRDNs (Park at Rocky Ridge Ltd.)/(Wachovia Bank N.A.             9,980,000
                   LOC), 3.730%, 8/2/2007
     5,870,000     Alabama HFA MFH, (Series 2005D) Weekly VRDNs (Pointe Apartments, Ltd.)/(Columbus Bank and Trust         5,870,000
                   Co., GA LOC), 3.780%, 8/2/2007
     2,500,000     Alabama State IDA, Revenue Bonds Weekly VRDNs (Southern Bag Corp. Ltd.)/(Bank of America N.A.           2,500,000
                   LOC), 3.830%, 8/2/2007
     1,425,000     Alabama State Port Authority, Dock Facilities Revenue Bonds (Series 2006A), 5.00% Bonds (MBIA           1,428,125
                   Insurance Corp. INS), 10/1/2007
     1,000,000     Alabama State Port Authority, Dock Facilities Revenue Bonds (Series 2006B), 5.00% Bonds (MBIA           1,002,325
                   Insurance Corp. INS), 10/1/2007
    12,160,000 3,4 Alabama State Public School & College Authority, (PT-435), 3.66% TOBs (Merrill Lynch & Co., Inc.       12,160,000
                   LIQ), Optional Tender 11/1/2007
     1,975,000     Alabama State Public School & College Authority, (Series 1999-D), 5.25% Bonds, 8/1/2007                 1,975,000
     7,320,000 3,4 Alabama State Public School & College Authority, PUTTERs (Series 124) Weekly VRDNs (FGIC                7,320,000
                   INS)/(J.P. Morgan Chase & Co. LIQ), 3.670%, 8/2/2007
     1,700,000     Alexander, AL IDB Weekly VRDNs (WFP Holding, Inc.)/(Compass Bank, Birmingham LOC), 3.750%,              1,700,000
                   8/2/2007
     1,600,000     Alexander, AL IDB Weekly VRDNs (Wellborn Forest Products, Inc.)/(Compass Bank, Birmingham LOC),         1,600,000
                   3.750%, 8/2/2007
       800,000     Arab, AL IDB, (Series 2000) Weekly VRDNs (HYCO Alabama LLC)/(Regions Bank, Alabama LOC), 3.730%,          800,000
                   8/2/2007
       570,000     Ashland, AL IDB, (Series 1996) Weekly VRDNs (Tru-Wood Cabinets)/(Regions Bank, Alabama LOC),              570,000
                   3.810%, 8/2/2007
     3,780,000     Atmore, AL IDB, (Series 2002A) Weekly VRDNs (Swift Lumber, Inc.)/(Whitney National Bank LOC),           3,780,000
                   3.750%, 8/2/2007
     2,880,000     Auburn, AL IDB, (Series 1999) Weekly VRDNs (Donaldson Co., Inc.)/(Bank of America N.A. LOC),            2,880,000
                   3.690%, 8/2/2007
     1,500,000     Bessemer, AL IDB, (Series 2002) Weekly VRDNs (Hardwick Co., Inc.)/(Compass Bank, Birmingham             1,500,000
                   LOC), 3.800%, 8/2/2007
     2,010,000     Birmingham, AL Airport Authority, (Series 2007), 5.00% Bonds (AMBAC INS), 7/1/2008                      2,029,274
     8,000,000 3,4 Birmingham, AL Airport Authority, ROCs (Series 7537) Weekly VRDNs (AMBAC INS)/                          8,000,000
                   (Citigroup, Inc. LIQ), 3.700%, 8/2/2007
       940,000     Birmingham, AL IDA Weekly VRDNs (Mrs. Strattons Salads, Inc.)/(Wachovia Bank N.A. LOC), 3.780%,           940,000
                   8/3/2007
     1,820,000     Birmingham, AL IDA, (Series 1997) Weekly VRDNs (J. J. & W, IV, Ltd.)/(Svenska Handelsbanken,            1,820,000
                   Stockholm LOC), 3.860%, 8/2/2007
     1,423,000     Birmingham, AL IDA, IDRBs (Series 1999) Weekly VRDNs (Glasforms, Inc.)/(Wells Fargo Bank, N.A.          1,423,000
                   LOC), 3.760%, 8/2/2007
     2,255,000     Birmingham, AL Medical Clinic Board, (Series 2004) Weekly VRDNs (St. Martin's In The                    2,255,000
                   Pines)/(Regions Bank, Alabama LOC), 3.660%, 8/2/2007
     3,000,000     Birmingham, AL Medical Clinic Board, (Series 2007-A) Weekly VRDNs (University of Alabama Health         3,000,000
                   Services Foundation, P.C.)/(Bank of America N.A. LOC), 3.640%, 8/3/2007
     2,305,000 3,4 Birmingham, AL Waterworks & Sewer Board, (PT-3935) Weekly VRDNs (AMBAC INS)/                            2,305,000
                   (Merrill Lynch & Co., Inc. LIQ), 3.680%, 8/2/2007
     3,485,000     Birmingham, AL Waterworks & Sewer Board, (Series 2007-A), 3.95% Bonds (AMBAC INS), 1/1/2008             3,489,600
     3,995,000 3,4 Birmingham, AL Waterworks & Sewer Board, PUTTERs (Series 1738) Weekly VRDNs (AMBAC                      3,995,000
                   INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.680%, 8/2/2007
       500,000     Birmingham, AL, (Series 2006-B), 4.00% Bonds (MBIA Insurance Corp. INS), 10/1/2007                        500,378
     9,130,000 3,4 Birmingham, AL, P-Floats (Series EC-1067) VRDNs (AMBAC INS)/(Merrill Lynch & Co., Inc. LIQ),            9,130,000
                   3.700%, 8/2/2007
     3,785,000     Birmingham, AL, Tax Increment Financing District I Weekly VRDNs (MBIA Insurance Corp.                   3,785,000
                   INS)/(Wachovia Bank N.A. LIQ), 3.660%, 8/3/2007
     5,935,000     Boaz, AL IDB, (Series 1994) Weekly VRDNs (Parker-Hannifin Corp.)/(Key Bank, N.A. LOC), 3.750%,          5,935,000
                   8/2/2007
     2,300,000     Chelsea Park, AL Cooperative District, (Series 2005) Weekly VRDNs (Compass Bank, Birmingham             2,300,000
                   LOC), 3.710%, 8/2/2007
    15,000,000     Columbia, AL IDB, (Series 1997) Weekly VRDNs (Alabama Power Co.), 3.730%, 8/1/2007                     15,000,000
       771,000     Daphne, AL Special Care Facilities Financing Authority, (Series 1998-A) Weekly VRDNs                      771,000
                   (Presbyterian Retirement Corp.)/(AMBAC INS)/(Regions Bank, Alabama LIQ), 3.660%, 8/2/2007
     6,000,000     Decatur, AL IDB, (Series 1998) Weekly VRDNs (Neo Industries, Inc.)/(Harris, N.A. LOC), 3.730%,          6,000,000
                   8/2/2007
     3,000,000     Decatur, AL IDB, Revenue Refunding Bonds (Series 1993) Weekly VRDNs (Honeywell International,           3,000,000
                   Inc.), 3.900%, 8/1/2007
       710,000     Florence, AL, GO Warrants (Series 1998-B), 4.35% Bonds (FSA INS), 12/1/2007                               711,307
       175,000     Fort Payne, AL IDB Weekly VRDNs (Ovalstrapping, Inc.)/(U.S. Bank, N.A. LOC), 3.940%, 8/1/2007             175,000
     3,165,000     Frisco, AL Industrial Development Board, (Series 2005) Weekly VRDNs (Standard Furniture                 3,165,000
                   Manufacturing Co., Inc.)/(RBC Centura Bank LOC), 3.720%, 8/2/2007
     4,775,000     Gadsden, AL IDB, (Series 2000) Weekly VRDNs (Super Steel South LLC)/(LaSalle Bank Midwest, N.A.         4,775,000
                   LOC), 3.760%, 8/1/2007
     1,375,000     Huntsville, AL IDB Weekly VRDNs (Giles & Kendall, Inc.)/(Wachovia Bank N.A. LOC), 3.780%,               1,375,000
                   8/3/2007
       130,000     Huntsville, AL IDB Weekly VRDNs (Giles & Kendall, Inc.)/(Wachovia Bank N.A. LOC), 3.780%,                 130,000
                   8/3/2007
     2,260,000     Huntsville, AL Public Park & Recreation Board, (Series 2002) Weekly VRDNs (YMCA of Metropolitan         2,260,000
                   Huntsville)/(Wachovia Bank N.A. LOC), 3.730%, 8/3/2007
     3,610,000     Huntsville, AL Special Care Facilities Financing Authority, Lease Revenue Bonds (Series 2005)           3,610,000
                   Weekly VRDNs (Huntsville Rehabilitation Foundation)/(Wachovia Bank N.A. LOC), 3.680%, 8/2/2007
     1,000,000     Jacksonville, AL IDB, (Series 1994) Weekly VRDNs (Parker-Hannifin Corp.)/(Key Bank, N.A. LOC),          1,000,000
                   3.750%, 8/2/2007
     1,360,000     Jefferson County, AL Economic & IDA, (Series 2006-A) Weekly VRDNs (Conversion Technologies              1,360,000
                   LLC)/(First Commercial Bank, Birmingham, AL LOC), 3.710%, 8/2/2007
     5,000,000     Jefferson County, AL Sewer System, (Series 2003 B-5 Warrants) Weekly VRDNs (XL Capital Assurance        5,000,000
                   Inc. INS)/(State Street Bank and Trust Co. LIQ), 3.630%, 8/2/2007
     1,450,000     Jefferson County, AL Sewer System, (Series 2003B-7 Warrants) Weekly VRDNs (XL Capital Assurance         1,450,000
                   Inc. INS)/(Lloyds TSB Bank PLC, London LIQ), 3.640%, 8/2/2007
     8,620,000 3,4 Jefferson County, AL Sewer System, Floater Certificates (Series 2000-352) Weekly VRDNs (FGIC            8,620,000
                   INS)/(Morgan Stanley LIQ), 3.660%, 8/2/2007
     6,000,000     Jefferson County, AL Sewer System, Warrants (Series 2002 C-2) Weekly VRDNs (XL Capital Assurance        6,000,000
                   Inc. INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.650%, 8/2/2007
     2,195,000     Legends Park Improvement District, AL, (Series 2002-A) Weekly VRDNs (Columbus Bank and Trust            2,195,000
                   Co., GA LOC), 3.710%, 8/2/2007
     3,700,000 3,4 Limestone County, AL Water Authority, PUTTERs (Series 1735) Weekly VRDNs (XL Capital Assurance          3,700,000
                   Inc. INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.680%, 8/2/2007
    10,000,000     Lincoln, AL IDA, Solid Waste Disposal Revenue Bonds (Series 2000) Weekly VRDNs (Honda                  10,000,000
                   Manufacturing of Alabama LLC)/(Bank of America N.A. LOC), 3.750%, 8/2/2007
     2,140,000     Magnolia Ridge Improvement District, AL, (Series 2002) Weekly VRDNs (Wachovia Bank N.A. LOC),           2,140,000
                   3.730%, 8/3/2007
     7,615,000 3,4 Mobile, AL, Class A Certificates (Series 2002-197) Weekly VRDNs (AMBAC INS)/(Bear Stearns Cos.,         7,615,000
                   Inc. LIQ), 3.660%, 8/2/2007
       615,000     Montgomery, AL IDB, (Series 1990-A) Weekly VRDNs (Industrial Partners)/(SunTrust Bank LOC),               615,000
                   3.750%, 8/1/2007
     3,145,000     Montgomery, AL IDB, (Series 2001) Weekly VRDNs (Hager Hinge)/(U.S. Bank, N.A. LOC), 3.750%,             3,145,000
                   8/1/2007
     1,705,000     Montgomery, AL IDB, (Series 2002) Weekly VRDNs (Norment Security Group, Inc.)/(PNC Bank, N.A.           1,705,000
                   LOC), 3.740%, 8/2/2007
     6,000,000     Montgomery, AL IDB, IDRBs (Series 1996) Weekly VRDNs (CSC Fabrication, Inc.)/                           6,000,000
                   (JPMorgan Chase Bank, N.A. LOC), 3.950%, 8/2/2007
     2,560,000     Montgomery, AL IDB, IDRBs (Series 1996A) Weekly VRDNs (Jobs Co. LLC)/(Columbus Bank and Trust           2,560,000
                   Co., GA LOC), 3.750%, 8/1/2007
     2,975,000     Montgomery, AL Public Educational Building Authority, (Series 2006) Weekly VRDNs (Family                2,975,000
                   Guidance Center of Alabama, Inc.)/(Columbus Bank and Trust Co., GA LOC), 3.690%, 8/2/2007
     1,000,000     Montgomery, AL, School Warrants (Series 2007), 4.00% Bonds (XL Capital Assurance Inc. INS),             1,001,690
                   2/1/2008
       180,000     Montgomery-Engelside, AL Medical Clinic Board, (Series 1999-A) Weekly VRDNs (Montgomery Surgical          180,000
                   Center Ltd.)/(SunTrust Bank LOC), 3.940%, 8/2/2007
     3,150,000     North Sumter, AL Solid Waste Disposal Authority, (Series 2003: Emelle) Weekly VRDNs (Waste              3,150,000
                   Management, Inc.)/(Wachovia Bank N.A. LOC), 3.680%, 8/2/2007
       825,000     Perry County, AL IDB, (Series 2001) Weekly VRDNs (Alabama Catfish Feedmill LLC)/                          825,000
                   (Regions Bank, Alabama LOC), 3.750%, 8/2/2007
     1,715,000     Perry County, AL IDB, Revenue Bonds (Series 1998) Weekly VRDNs (Alabama Catfish Feedmill                1,715,000
                   LLC)/(Regions Bank, Alabama LOC), 3.750%, 8/2/2007
       260,000     Piedmont, AL IDB Weekly VRDNs (Industrial Partners)/(Wachovia Bank N.A. LOC), 3.940%, 8/1/2007            260,000
     6,300,000     Port City Medical Clinic Board of Mobile, AL, (Series 1998B) Weekly VRDNs (Infirmary Health             6,300,000
                   System, Inc.)/(AMBAC INS)/(Bank of Nova Scotia, Toronto and KBC Bank N.V. LIQs), 3.640%,
                   8/2/2007
     1,320,000     Shelby County, AL EDA Weekly VRDNs (Saginaw Pipe of Illinois, Inc.)/(Regions Bank, Alabama LOC),        1,320,000
                   3.840%, 8/1/2007
    10,500,000     Southeast Alabama Gas District, (Series 2007A) Daily VRDNs (Southeast Alabama Gas Acquisition          10,500,000
                   LLC)/(Societe Generale, Paris LIQ), 3.680%, 8/1/2007
     3,460,000     St. Clair County, AL IDB, (Series 1993) Weekly VRDNs (Ebsco Industries, Inc.)/(National                 3,460,000
                   Australia Bank Ltd., Melbourne LOC), 3.730%, 8/2/2007
     1,430,000     Tallassee, AL IDB, (Series 1998) Weekly VRDNs (Milstead Farm Group, Inc.)/(Regions Bank, Alabama        1,430,000
                   LOC), 3.830%, 8/2/2007
     2,725,000     Tuscaloosa County, AL Park & Recreation Authority, (Series 2000) Weekly VRDNs (Regions Bank,            2,725,000
                   Alabama LOC), 3.660%, 8/2/2007
     5,000,000     Tuscaloosa County, AL Port Authority, (Series 2006: Midtown Village) Weekly VRDNs (Carlyle-             5,000,000
                   Cypress Tuscaloosa I LLC)/(Compass Bank, Birmingham LOC), 3.680%, 8/2/2007
     5,000,000 3,4 University of Alabama Board of Trustees, Hospital Revenue (PA-1412) Weekly VRDNs (University of         5,000,000
                   Alabama at Birmingham)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.670%,
                   8/2/2007
    10,105,000 3,4 University of South Alabama, Solar Eclipse (Series 2007-0023), 3.80% TOBs (AMBAC INS)/                 10,105,000
                   (U.S. Bank, N.A. LIQ), Optional Tender 7/10/2008
    12,685,000     Vestavia Hills, AL, (Series 2007-A), 3.98% BANs, 11/1/2007                                             12,685,000
       170,000     Vincent, AL IDB, (Series 1993) Weekly VRDNs (Ebsco Industries, Inc.)/(National Australia Bank             170,000
                   Ltd., Melbourne LOC), 3.730%, 8/2/2007
                      TOTAL                                                                                              293,841,699
                   PUERTO RICO--1.0%
     3,095,000 3,4 Puerto Rico Highway and Transportation Authority, (PT-776), 3.73% TOBs (FGIC INS)/                      3,095,000
                   (Merrill Lynch & Co., Inc. LIQ), Optional Tender 11/15/2007
                      TOTAL MUNICIPAL INVESTMENTS - 99.4%                                                                296,936,699
                      (AT AMORTIZED COST)5
                      OTHER ASSETS AND LIABILITIES - NET - 0.6%                                                            1,778,458
                      TOTAL NET ASSETS - 100%                                                                          $ 298,715,157


     Securities that are subject to the federal alternative minimum tax (AMT) represent 39.6% of the portfolio as calculated based upon total market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

     At July 31, 2007, the portfolio securities were rated as follows:
     Tier Rating Percentages Based on Total Market Value
     FIRST TIER                                    SECOND TIER
     100.0%                                        0.0%

2    Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2007, these restricted securities amounted to $91,945,000, which represented 30.8% of total net assets.

4 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At July 31, 2007, these liquid restricted securities amounted to $91,945,000, which represented 30.8% of total net assets.

5    Also represents cost for federal tax purposes.


Note: The categories of investments are shown as a percentage of total net assets at July 31, 2007.

INVESTMENT VALUATION
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

The following acronyms are used throughout this portfolio:

 AMBAC   --American Municipal Bond Assurance Corporation
 AMT     --Alternative Minimum Tax
 BANs    --Bond Anticipation Notes
 EDA     --Economic Development Authority
 FGIC    --Financial Guaranty Insurance Company
 FNMA    --Federal National Mortgage Association
 FSA     --Financial Security Assurance
 GO      --General Obligation
 HFA     --Housing Finance Authority
 IDA     --Industrial Development Authority
 IDB     --Industrial Development Bond
 IDRB(s) --Industrial Development Revenue Bond(s)
 INS     --Insured
 LIQ(s)  --Liquidity Agreement(s)
 LOC     --Letter of Credit
 MFH     --Multi-Family Housing
 PUTTERs --Puttable Tax-Exempt Receipts
 ROCs    --Reset Option Certificates
 TOBs    --Tender Option Bonds
 TOPS    --Trust Obligations Participating Securities
 VRDNs   --Variable Rate Demand Notes





ARIZONA MUNICIPAL CASH TRUST
PORTFOLIO OF INVESTMENTS
July 31, 2007 (unaudited)

    PRINCIPAL                                                                                                                  VALUE
    AMOUNT
                  SHORT-TERM MUNICIPALS-99.9%1,2
                  ARIZONA--95.2%
  $ 3,710,000     Arizona Health Facilities Authority, Weekly VRDNs (University Physicians, Inc.)/(JPMorgan Chase       $  3,710,000
                  Bank, N.A. LOC), 3.780%, 8/2/2007
    2,010,000 3,4 Arizona Health Facilities Authority, (MT-383) Weekly VRDNs (Phoenix Children's Hospital)/                2,010,000
                  (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.690%, 8/2/2007
    4,750,000     Arizona Health Facilities Authority (Series 2006), Weekly VRDNs (La Loma Village)/(Citibank NA,          4,750,000
                  New York LOC), 3.660%, 8/2/2007
    3,265,000 3,4 Arizona Health Facilities Authority, Floater Certificates (Series 2006-1782), Weekly VRDNs (Banner       3,265,000
                  Health)/(Morgan Stanley LIQ), 3.670%, 8/2/2007
    3,630,000 3,4 Arizona State University, PUTTERs (Series 270), Weekly VRDNs (JPMorgan Chase Bank, N.A.                  3,630,000
                  LIQ)/(United States Treasury PRF), 3.680%, 8/2/2007
    3,780,000 3,4 Chandler, AZ, Floater Certificates (Series 2006-1648), Weekly VRDNs (Morgan Stanley LIQ), 3.660%,        3,780,000
                  8/2/2007
    7,221,000     Flagstaff, AZ (Series 1999), Weekly VRDNs (Joy Cone Co.)/(Citizens Bank of Pennsylvania LOC),            7,221,000
                  3.850%, 8/2/2007
    4,930,000     Glendale, AZ, IDA,Weekly VRDNs (Friendship Retirement Corp.)/(Wells Fargo Bank, N.A. LOC), 3.610%,       4,930,000
                  8/2/2007
    2,750,000     Maricopa County, AZ (Series 2007), Weekly VRDNs (Sun Health Corp.)/(LaSalle Bank, N.A. LOC),             2,750,000
                  3.650%, 8/2/2007
    5,610,000     Maricopa County, AZ, IDA (Series 1999), Weekly VRDNs (Redman Homes, Inc.)/(Credit Suisse, Zurich         5,610,000
                  LOC), 3.740%, 8/2/2007
      500,000     Maricopa County, AZ, IDA (Series 2000A), Weekly VRDNs (Gran Victoria Housing LLC)/                         500,000
                  (FNMA LOC), 3.640%, 8/2/2007
      640,000     Northern Arizona University, 4.25% Bonds (AMBAC INS), 6/1/2008                                             642,720
    3,600,000 3,4 Phoenix, AZ, Civic Improvement Corp., PZ-113 Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc.          3,600,000
                  LIQ), 3.680%, 8/2/2007
      965,000     Phoenix, AZ, IDA (Series 1998), Weekly VRDNs (Standard Printing Co., Inc.)/(JPMorgan Chase Bank,           965,000
                  N.A. LOC), 3.950%, 8/2/2007
    2,050,000     Phoenix, AZ, IDA (Series 2000), Weekly VRDNs (MechoShade West, Inc.)/(JPMorgan Chase Bank, N.A.          2,050,000
                  LOC), 3.750%, 8/2/2007
    1,420,000 3,4 Phoenix, Maricopa County, Pima County, AZ, IDA, MERLOTS (Series 2007-E3), Weekly VRDNs (GNMA             1,420,000
                  COL)/(Wachovia Bank N.A. LIQ), 3.730%, 8/1/2007
    5,000,000 3,4 Phoenix, Maricopa County, Pima County, AZ, IDA, RBC Floater Certificates (Series I-25), Weekly           5,000,000
                  VRDNs (GNMA COL)/(Royal Bank of Canada, Montreal LIQ), 3.690%, 8/2/2007
    2,000,000 3,4 Pima County, AZ, IDA, RBC Floater Certificates (Series I-8), Weekly VRDNs (Christian Care of             2,000,000
                  Tuscon, Inc.)/(Royal Bank of Canada, Montreal LIQ)/(FNMA LOC), 3.650%, 8/2/2007
    2,000,000 3,4 Pinal County, AZ, Electrical District No. 3, MACON Trust (Series 2006 U-1), Weekly VRDNs (Bank of        2,000,000
                  America N.A. LIQ)/(Bank of America N.A. LOC), 3.680%, 8/2/2007
    2,100,000     Pinal County, AZ, IDA (Series 2002), Weekly VRDNs (D.A. Holdings LLC)/(Wells Fargo Bank, N.A.            2,100,000
                  LOC), 3.730%, 8/2/2007
    3,050,000     Pinal County, AZ, IDA (Series 2002), Weekly VRDNs (Milky Way Dairy LLC)/(Rabobank Nederland,             3,050,000
                  Utrecht LOC), 3.730%, 8/2/2007
    1,175,000     Pinal County, AZ, IDA (Series 2006), Weekly VRDNs (Three C Eloy LLC)/(Bank of America N.A. LOC),         1,175,000
                  3.700%, 8/2/2007
    3,990,500 3,4 Scottsdale, AZ, Municipal Property Corp. Excise Tax, Floater Certificates (Series 2006-1523),            3,990,500
                  Weekly VRDNs (Rabobank Nederland, Utrecht LIQ), 3.660%, 8/2/2007
    3,345,000     Sierra Vista, AZ, IDA (Series 2001A), Weekly VRDNs (Mountain Steppes Properties LLC)/                    3,345,000
                  (FNMA LOC), 3.660%, 8/2/2007
      750,000     Tucson, AZ, Airport Authority (Series 2006), 4.25% Bonds (MBIA Insurance Corp. INS), 12/1/2007             751,703
    4,000,000     Tucson, AZ, IDA (Series 1989), Weekly VRDNs (Lincoln Garden Tucson LP)/(FHLMC LOC), 3.530%,              4,000,000
                  8/7/2007
    1,205,000     Yavapai County, AZ (Series 2007), Weekly VRDNs (Landesbank Hessen-Thueringen LOC), 3.640%,               1,205,000
                  8/2/2007
    1,400,000 3,4 Yuma & LaPaz Counties, AZ, Community College District, MERLOTS (Series 2006-C2), Weekly VRDNs            1,400,000
                  (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 3.680%, 8/1/2007
                     TOTAL                                                                                                80,850,923
                  PUERTO RICO--4.7%
    4,000,000 3,4 Puerto Rico Public Building Authority, DFA Municipal Trust (Series 2007-01), Weekly VRDNs (DePfa         4,000,000
                  Bank PLC LIQ)/(DePfa Bank PLC LOC), 3.660%, 8/2/2007
                     TOTAL SHORT-TERM MUNICIPALS                                                                          84,850,923
                     TOTAL MUNICIPAL INVESTMENTS ---99.9%                                                                 84,850,923
                     (AT AMORTIZED COST)5
                     OTHER ASSETS AND LIABILITIES --- 0.1%                                                                   105,861
                     TOTAL NET ASSETS --- 100%                                                                          $ 84,956,784


     Securities that are subject to the federal alternative minimum tax (AMT) represent 34.6% of the portfolio as calculated based upon total market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

     At July 31, 2007, the portfolio securities were rated as follows:
     Tier Rating Percentages Based on Total Market Value
     FIRST TIER                                     SECOND TIER
     100.0%                                         0.0%

2    Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2007, these restricted securities amounted to $36,095,500, which represented 42.5% of total net assets.

4 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At July 31, 2007, these liquid restricted securities amounted to $36,095,500, which represented 42.5% of total net assets.

5    Also represents cost for federal tax purposes.


   Note: The categories of investments are shown as a percentage of total net assets at July 31, 2007.


       INVESTMENT VALUATION
       The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the
       Invesment Company Act of 1940, as amended.

   The following acronyms are used throughout this portfolio:

 AMBAC   --American Municipal Bond Assurance Corporation
 COL     --Collateralized
 FGIC    --Financial Guaranty Insurance Company
 FHLMC   --Federal Home Loan Mortgage Corporation
 FNMA    --Federal National Mortgage Association
 GNMA    --Government National Mortgage Association
 IDA     --Industrial Development Authority
 INS     --Insured
 LIQ     --Liquidity Agreement
 LOC     --Letter of Credit
 MERLOTS --Municipal Exempt Receipts -- Liquidity Optional Tender Series
 PRF     --Prerefunded
 PUTTERs --Puttable Tax-Exempt Receipts
 VRDNs   --Variable Rate Demand Notes



CALIFORNIA MUNICIPAL CASH TRUST
PORTFOLIO OF INVESTMENTS
July 31, 2007 (unaudited)

  PRINCIPAL     VALUE
  AMOUNT

                    SHORT-TERM MUNICIPALS--99.4%1,2
                    CALIFORNIA--95.0%
  $   8,815,000     ABAG Finance Authority for Non-Profit Corporations, CA, (Series 1998) Weekly VRDNs (The          $     8,815,000
                    Harker School Foundation)/(U.S. Bank, N.A. LOC), 3.560%, 8/1/2007
     10,145,000     ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2004) Weekly VRDNs (On Lok:           10,145,000
                    Senior Health Services/Community Housing, Inc.)/(Bank of America N.A. LOC), 3.600%, 8/2/2007
     11,300,000     ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2005) Weekly VRDNs (Air Force         11,300,000
                    Village West, Inc.)/(KBC Bank N.V. LOC), 3.600%, 8/2/2007
      5,000,000     ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2005) Weekly VRDNs (Francis            5,000,000
                    Parker School)/(Bank of New York LOC), 3.530%, 8/2/2007
      3,000,000     ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2005) Weekly VRDNs (Institute          3,000,000
                    for Defense Analyses)/(AMBAC INS)/(Wachovia Bank N.A. LIQ), 3.610%, 8/2/2007
     12,305,000 3,4 ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2006) Weekly VRDNs (Our Lady          12,305,000
                    of Fatima Villa, Inc.)/(KBC Bank N.V. LOC), 3.600%, 8/2/2007
      9,000,000     ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2007) Weekly VRDNs (Harker             9,000,000
                    School)/(U.S. Bank, N.A. LOC), 3.520%, 8/8/2007
     14,350,000     ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2007A) Weekly VRDNs (Casa De          14,350,000
                    Las Campanas, Inc.)/(Radian Asset Assurance INS)/(KBC Bank N.V. LIQ), 3.600%, 8/2/2007
      5,270,000     ABAG Finance Authority for Non-Profit Corporations, CA, (Series A: Tranche Two) Weekly VRDNs           5,270,000
                    (San Francisco University High School)/(Allied Irish Banks PLC LOC), 3.530%, 8/2/2007
      3,300,000     ABAG Finance Authority for Non-Profit Corporations, CA, (Series 1999) Weekly VRDNs (Marin              3,300,000
                    Academy)/(Allied Irish Banks PLC LOC), 3.580%, 8/1/2007
     19,330,000 3,4 ABN AMRO MuniTOPS Certificates Trust (California Non-AMT)/(Series 2002-11), 3.81% TOBs (North         19,330,000
                    Orange County, CA Community College District)/(MBIA Insurance Corp. INS)/
                    (ABN AMRO Bank NV, Amsterdam LIQ), Optional Tender 5/22/2008
      2,500,000 3,4 Alameda Corridor Transportation Authority, CA, Floater Certificates (Series 1513) Weekly               2,500,000
                    VRDNs (MBIA Insurance Corp. INS)/(Morgan Stanley LIQ), 3.650%, 8/2/2007
         15,000 3,4 Bay Area Infrastructure Financing Authority, CA, Class A Certificates (Series 2007-287)                   15,000
                    Weekly VRDNs (FGIC INS)/(Bear Stearns Cos., Inc. LIQ), 3.610%, 8/2/2007
     12,745,000 3,4 California Educational Facilities Authority, Floater Certificates (Series 2000-487) Weekly            12,745,000
                    VRDNs (Stanford University)/(Morgan Stanley LIQ), 3.630%, 8/2/2007
     10,850,000 3,4 California Educational Facilities Authority, Floater Certificates (Series 2006-1815) Weekly           10,850,000
                    VRDNs (University of Southern California)/(Morgan Stanley LIQ), 3.630%, 8/2/2007
      2,745,000     California Health Facilities Financing Authority, (Series 1998) Weekly VRDNs (Southern                 2,745,000
                    California Presbyterian Homes)/(MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ), 3.610%,
                    8/1/2007
      8,500,000 3,4 California Health Facilities Financing Authority, (Series 2004 FR/RI-F8J) Weekly VRDNs                 8,500,000
                    (Catholic Healthcare West)/(Lehman Brothers Holdings, Inc. SWP), 3.660%, 8/1/2007
     32,000,000     California Health Facilities Financing Authority, (Series 2006E), 3.60% CP (Kaiser                    32,000,000
                    Permanente), Mandatory Tender 8/9/2007
     22,500,000     California Health Facilities Financing Authority, (Series 2006E), 3.65% CP (Kaiser                    22,500,000
                    Permanente), Mandatory Tender 10/11/2007
      1,925,000 3,4 California Health Facilities Financing Authority, ROCs (Series 603CE) Weekly VRDNs (Cedars-            1,925,000
                    Sinai Medical Center)/(Citibank NA, New York LIQ)/(Citibank NA, New York LOC), 3.620%,
                    8/2/2007
      6,000,000     California Infrastructure & Economic Development Bank, (Series 2006) Weekly VRDNs (Le Lycee            6,000,000
                    Francais de Los Angeles)/(Mellon Bank N.A. LOC), 3.540%, 8/2/2007
      2,240,500 3,4  California Infrastructure & Economic Development Bank, Floater Certificates (Series 2006-             2,240,500
                    1504) Weekly VRDNs (United States Treasury COL)/(Morgan Stanley LIQ), 3.630%, 8/2/2007
     21,825,000     California Municipal Finance Authority, (Series 2007A) Weekly VRDNs (Pacific Institute)/              21,825,000
                    (California Bank & Trust LOC), 3.610%, 8/2/2007
      5,750,000     California PCFA, (Series 2005A) Weekly VRDNs (Arcata Community Recycling Center,                       5,750,000
                    Inc.)/(CALSTRS (California State Teachers' Retirement System) LOC), 3.590%, 8/2/2007
      3,300,000 3,4 California State Department of Water Resources Power Supply Program, (PT-748) Weekly VRDNs             3,300,000
                    (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.660%, 8/2/2007
     31,745,000     California State Department of Water Resources Power Supply Program, (Series 2002 C-1) Weekly         31,745,000
                    VRDNs (Dexia Credit Local LOC), 3.540%, 8/2/2007
     25,000,000     California State Department of Water Resources Power Supply Program, (Series 2002 C-2) Weekly         25,000,000
                    VRDNs (AMBAC INS)/(GTD by WestLB AG LIQ), 3.550%, 8/2/2007
     27,700,000     California State Department of Water Resources Power Supply Program, (Series 2005F-5) Daily           27,700,000
                    VRDNs (Citibank NA, New York LOC), 3.670%, 8/1/2007
     11,390,000 3,4 California State, (PA-1396) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch &             11,390,000
                    Co., Inc. LOC), 3.660%, 8/2/2007
      9,775,000 3,4 California State, (PT-3487) Weekly VRDNs (FSA INS)/(Merrill Lynch & Co., Inc. LIQ), 3.650%,            9,775,000
                    8/2/2007
      9,110,000 3,4 California State, (PT-3574) Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co.,              9,110,000
                    Inc. LIQ), 3.630%, 8/2/2007
     34,905,000 3,4 California State, (PT-4045) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch &             34,905,000
                    Co., Inc. LOC), 3.660%, 8/2/2007
     17,215,000 3,4 California State, (PT-4046) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch &             17,215,000
                    Co., Inc. LOC), 3.660%, 8/2/2007
     40,805,000 3,4 California State, (PT-4201) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch &             40,805,000
                    Co., Inc. LOC), 3.660%, 8/2/2007
      7,000,000 3,4 California State, (PT-4211) Weekly VRDNs (Dexia Credit Local LIQ)/(Dexia Credit Local LOC),            7,000,000
                    3.660%, 8/2/2007
      5,000,000     California State, (Series 2003C-3) Weekly VRDNs (GTD by Bank of America N.A., Bank of Nova             5,000,000
                    Scotia, Toronto and Landesbank Hessen-Thueringen LOCs), 3.560%, 8/2/2007
     26,000,000     California State, (Series 2004 B-6) Weekly VRDNs (Citibank NA, New York, National Australia           26,000,000
                    Bank Ltd., Melbourne and State Street Bank and Trust Co. LOCs), 3.610%, 8/2/2007
     28,000,000     California State, Economic Recovery Bonds (Series 2004C-11) Weekly VRDNs (California State            28,000,000
                    Fiscal Recovery Fund)/(BNP Paribas SA LOC), 3.550%, 8/1/2007
      7,550,000     California State, Economic Recovery Bonds (Series 2004C-16) Weekly VRDNs (California State             7,550,000
                    Fiscal Recovery Fund)/(FSA INS)/(Dexia Credit Local LIQ), 3.530%, 8/1/2007
      2,000,000     California State, Economic Recovery Bonds (Series 2004C-21) Weekly VRDNs (California State             2,000,000
                    Fiscal Recovery Fund)/(XL Capital Assurance Inc. INS)/(Dexia Credit Local LIQ), 3.580%,
                    8/1/2007
      3,675,000     California State, Economic Recovery Bonds (Series 2004C-4) Daily VRDNs (California State               3,675,000
                    Fiscal Recovery Fund)/(JPMorgan Chase Bank, N.A. LIQ), 3.610%, 8/1/2007
      8,930,000 3,4 California State, MERLOTS (Series 2002-A17) Weekly VRDNs (AMBAC INS)/(Bank of New York LIQ),           8,930,000
                    3.660%, 8/1/2007
      6,090,000 3,4 California State, MERLOTS (Series 2007 C15) Weekly VRDNs (FSA INS)/(Bank of New York LIQ),             6,090,000
                    3.660%, 8/1/2007
      5,420,000 3,4 California State, PUTTERs (Series 1256) Weekly VRDNs (JPMorgan Chase Bank, N.A.                        5,420,000
                    LIQ)/(JPMorgan Chase Bank, N.A. LOC), 3.630%, 8/2/2007
      6,000,000 3,4 California State,  (Series 681) Weekly VRDNs (CDC IXIS Financial Guaranty NA INS)/                     6,000,000
                    (Citibank NA, New York LIQ), 3.620%, 8/2/2007
     21,300,000 3,4 California State, (Series 2007) FR/RI-FC5 Weekly VRDNs (Lehman Brothers Holdings, Inc. SWP),          21,300,000
                    3.660%, 8/1/2007
      2,380,000 3,4 California State, Trust Receipts (Series 1997 SG 90) Weekly VRDNs (MBIA Insurance Corp.                2,380,000
                    INS)/(Societe Generale, Paris LIQ), 3.620%, 8/2/2007
     19,885,000 3,4 California Statewide Communities Development Authority, (PT-1268) Weekly VRDNs (Corporate             19,885,000
                    Fund for Housing)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.660%,
                    8/2/2007
      3,800,000     California Statewide Communities Development Authority, (Series 2000) Weekly VRDNs (Institute          3,800,000
                    for Defense Analyses)/(AMBAC INS)/(Wachovia Bank N.A. LIQ), 3.610%, 8/2/2007
      2,135,000     California Statewide Communities Development Authority, (Series 2000A) Weekly VRDNs                    2,135,000
                    (Nonprofits' Insurance Alliance of California)/(Comerica Bank LOC), 3.530%, 8/2/2007
     13,000,000     California Statewide Communities Development Authority, (Series 2001) Weekly VRDNs (Robert            13,000,000
                    Louis Stevenson School)/(Allied Irish Banks PLC LOC), 3.540%, 8/2/2007
      7,100,000     California Statewide Communities Development Authority, (Series 2001) Weekly VRDNs (The                7,100,000
                    Center for Early Education)/(Allied Irish Banks PLC LOC), 3.530%, 8/2/2007
      5,200,000     California Statewide Communities Development Authority, (Series 2003) Daily VRDNs (University          5,200,000
                    Retirement Community at Davis, Inc.)/(Radian Asset Assurance INS)/(Bank of America N.A. LIQ),
                    3.640%, 8/1/2007
     15,000,000     California Statewide Communities Development Authority, (Series 2003A) Weekly VRDNs (Kaiser           15,000,000
                    Permanente), 3.600%, 8/1/2007
     28,800,000     California Statewide Communities Development Authority, (Series 2003D) Weekly VRDNs (Kaiser           28,800,000
                    Permanente), 3.580%, 8/1/2007
     26,000,000     California Statewide Communities Development Authority, (Series 2004K), 3.62% CP (Kaiser              26,000,000
                    Permanente), Mandatory Tender 8/8/2007
      9,700,000     California Statewide Communities Development Authority, (Series 2004K), 3.68% CP (Kaiser               9,700,000
                    Permanente), Mandatory Tender 9/13/2007
     20,000,000     California Statewide Communities Development Authority, (Series 2005) Weekly VRDNs                    20,000,000
                    (University of San Diego)/(BNP Paribas SA LOC), 3.540%, 8/1/2007
     10,000,000     California Statewide Communities Development Authority, (Series 2005A: Sweetwater Union High          10,000,000
                    School District) Weekly VRDNs (Plan Nine Partners LLC)/(Union Bank of California, N.A. LOC),
                    3.600%, 8/2/2007
      6,035,000     California Statewide Communities Development Authority, (Series 2006) Weekly VRDNs (Marin              6,035,000
                    Horizon School)/(Allied Irish Banks PLC LOC), 3.530%, 8/2/2007
     30,340,000     California Statewide Communities Development Authority, (Series 2007) Weekly VRDNs (Azusa             30,340,000
                    Pacific University)/(Allied Irish Banks PLC LOC), 3.560%, 8/2/2007
      4,715,000 3,4 California Statewide Communities Development Authority, MERLOTS (Series 1999E) Weekly VRDNs            4,715,000
                    (Sutter Health)/(FSA INS)/(Wachovia Bank N.A. LIQ), 3.660%, 8/1/2007
     10,600,000 3,4 California Statewide Communities Development Authority, ROCs (Series 571CE) Weekly VRDNs              10,600,000
                    (Kaiser Permanente)/(Citibank NA, New York LIQ)/(Citibank NA, New York LOC), 3.620%, 8/2/2007
     32,600,000     California Statewide Communities Development Authority, SWEEP Loan Program (Series 2007A)             32,600,000
                    Weekly VRDNs (Citibank NA, New York LOC), 3.550%, 8/1/2007
     10,000,000     California Statewide Communities Note Program, (Series 2007A-1), 4.50% TRANs (FSA INS),               10,075,701
                    6/30/2008
      3,460,000 3,4 Capistrano, CA Unified School District, PUTTERs (Series 1700) Weekly VRDNs (FSA INS)/                  3,460,000
                    (JPMorgan Chase Bank, N.A. LIQ), 3.660%, 8/2/2007
      5,030,000 3,4 Castaic Lake, CA Water Agency, PUTTERs (Series 1456) Weekly VRDNs (AMBAC INS)/                         5,030,000
                    (JPMorgan Chase Bank, N.A. LIQ), 3.660%, 8/2/2007
     30,285,000 3,4 Castaic Lake, CA Water Agency, Solar Eclipse (Series 2007-0034), 3.78% TOBs (MBIA Insurance           30,285,000
                    Corp. INS)/(U.S. Bank, N.A. LIQ), Optional Tender 6/19/2008
      2,610,000 3,4 Chabot-Las Positas, CA Community College District, GS Trust (Series 2006-87Z) Weekly VRDNs             2,610,000
                    (AMBAC INS)/(Goldman Sachs Group, Inc. LIQ), 3.660%, 8/2/2007
     14,950,000 3,4 Compton, CA Unified School District, Class A Certificates (Series 3006) Weekly VRDNs (AMBAC           14,950,000
                    INS)/(Bear Stearns Cos., Inc. LIQ), 3.670%, 8/2/2007
      1,290,000     Davis, CA Community Facilities District No. 1999-2, (Series 2000) Weekly VRDNs (Wells Fargo            1,290,000
                    Bank, N.A. LOC), 3.560%, 8/2/2007
      4,295,000 3,4 East Side Union High School District, CA, MERLOTS (Series 2006 B-28) Weekly VRDNs (MBIA                4,295,000
                    Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 3.660%, 8/1/2007
     17,175,000     Eden Township, CA Healthcare District, (Series 2004) Weekly VRDNs (Eden Hospital Health               17,175,000
                    Services Corp.)/(Allied Irish Banks PLC LOC), 3.600%, 8/2/2007
      2,900,000 3,4 El Camino, CA Community College District, PUTTERs (Series 1471) Weekly VRDNs (FGIC                     2,900,000
                    INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.630%, 8/2/2007
     11,510,000 3,4 Foothill-De Anza, CA Community College District, Class A Certificates (Series 3038) Weekly            11,510,000
                    VRDNs (FGIC INS)/(Bear Stearns Cos., Inc. LIQ), 3.670%, 8/2/2007
     35,200,000     Fresno, CA, (Series 2000C) Weekly VRDNs (Trinity Healthcare Credit Group), 3.530%, 8/2/2007           35,200,000
     45,990,000 3,4 Golden State Tobacco Securitization Corp., CA, (MT-400), 3.70% TOBs (Merrill Lynch & Co.,             45,990,000
                    Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), Optional Tender 10/4/2007
     12,690,000 3,4 Golden State Tobacco Securitization Corp., CA, (PA-1388) Weekly VRDNs (Merrill Lynch & Co.,           12,690,000
                    Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.660%, 8/2/2007
      5,000,000 3,4 Golden State Tobacco Securitization Corp., CA, Class A Certificates (Series 7021) Weekly               5,000,000
                    VRDNs (California State)/(FGIC INS)/(Bear Stearns Cos., Inc. LIQ), 3.660%, 8/2/2007
      5,800,000     Hollister, CA Redevelopment Agency, (Series 2004) Weekly VRDNs (San Benito County Community            5,800,000
                    Services Development Corp.)/(CALSTRS LOC), 3.590%, 8/2/2007
     21,975,000 3,4 JPMorgan Chase & Co I-PUTTERs Trust (Series 1710P) Weekly VRDNs (AMBAC, FSA, MBIA Insurance           21,975,000
                    Corp. INS) and JPMorgan Chase Bank, N.A. LIQs), 3.760%, 8/2/2007
    163,545,000 3,4 JPMorgan Chase & Co I-PUTTERs Trust (Series 1711P) Weekly VRDNs (AMBAC, FSA, MBIA Insurance          163,545,000
                    Corp. INS) and JPMorgan Chase Bank, N.A. LIQs), 3.760%, 8/2/2007
      8,014,078 3,4 Koch Floating Rate Trust (California Non-AMT)/(Series 1999-2) Weekly VRDNs (AMBAC, MBIA                8,014,078
                    Insurance Corp. INS) and State Street Bank and Trust Co. LIQs), 3.660%, 8/2/2007
      4,495,000 3,4 Los Angeles County, CA Metropolitan Transportation Authority, (Series 2001-JPMC2) Weekly               4,495,000
                    VRDNs (FSA INS)/(J.P. Morgan Chase & Co. LIQ), 3.640%, 8/1/2007
     20,000,000     Los Angeles County, CA, 4.50% TRANs, 6/30/2008                                                        20,154,888
      2,000,000     Los Angeles, CA Convention & Exhibition Center Authority, (Series 2003E) Weekly VRDNs (Los             2,000,000
                    Angeles, CA)/(AMBAC INS)/(Dexia Credit Local LIQ), 3.560%, 8/1/2007
      2,300,000     Los Angeles, CA Convention & Exhibition Center Authority, (Series 2003F) Weekly VRDNs (Los             2,300,000
                    Angeles, CA)/(AMBAC INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.570%, 8/1/2007
     10,625,000     Los Angeles, CA Department of Water & Power (Electric/Power System), (Series 2001 B-2) Weekly         10,625,000
                    VRDNs (CALPERS, CALSTRS and Royal Bank of Canada, Montreal LIQs),3.500%, 8/2/2007
     11,300,000     Los Angeles, CA Department of Water & Power (Electric/Power System), (Series 2001 B-5) Weekly         11,300,000
                    VRDNs (CALPERS, CALSTRS and Royal Bank of Canada, Montreal LIQs),3.580%, 8/2/2007
     15,450,000     Los Angeles, CA Department of Water & Power (Water Works/System), (Series 2001 B-4) Weekly            15,450,000
                    VRDNs (National Australia Bank Ltd., Melbourne LIQ), 3.550%, 8/2/2007
      5,635,000 3,4 Los Angeles, CA Unified School District, (MT-285) Weekly VRDNs (MBIA Insurance Corp.                   5,635,000
                    INS)/(Merrill Lynch & Co., Inc. LIQ), 3.630%, 8/2/2007
      2,970,000 3,4 Los Angeles, CA Unified School District, (PT-3382) Weekly VRDNs (FGIC INS)/(Merrill Lynch &            2,970,000
                    Co., Inc. LIQ), 3.630%, 8/2/2007
      8,280,000 3,4 Los Angeles, CA Unified School District, (PT-3570) Weekly VRDNs (AMBAC INS)/(Merrill Lynch &           8,280,000
                    Co., Inc. LIQ), 3.630%, 8/2/2007
      4,330,000 3,4 Los Angeles, CA Unified School District, (PT-3722) Weekly VRDNs (FGIC INS)/(Merrill Lynch &            4,330,000
                    Co., Inc. LIQ), 3.630%, 8/2/2007
      8,210,000 3,4 Los Angeles, CA Unified School District, (PT-3852) Weekly VRDNs (MBIA Insurance Corp.                  8,210,000
                    INS)/(Merrill Lynch & Co., Inc. LIQ), 3.630%, 8/2/2007
      5,000,000 3,4 Los Angeles, CA Unified School District, (PT-3853) Weekly VRDNs (MBIA Insurance Corp.                  5,000,000
                    INS)/(Merrill Lynch & Co., Inc. LIQ), 3.630%, 8/2/2007
      7,000,000 3,4 Los Angeles, CA Unified School District, (PT-3856) Weekly VRDNs (FSA INS)/(Merrill Lynch &             7,000,000
                    Co., Inc. LIQ), 3.630%, 8/2/2007
      2,995,000 3,4 Los Angeles, CA Unified School District, (Series 2002-JPMC2) Weekly VRDNs (MBIA Insurance              2,995,000
                    Corp. INS)/(J.P. Morgan Chase & Co. LIQ), 3.640%, 8/1/2007
      2,339,500 3,4 Los Angeles, CA Unified School District, Floater Certificates (Series 1542) Weekly VRDNs               2,339,500
                    (FGIC INS)/(Morgan Stanley LIQ), 3.630%, 8/2/2007
      6,000,000 3,4 Los Angeles, CA Unified School District, MERLOTS  (Series 2007-C20) Weekly VRDNs (FGIC                 6,000,000
                    INS)/(Bank of New York LIQ), 3.660%, 8/1/2007
      7,125,000 3,4 Los Angeles, CA Unified School District, P-Floats (Series EC-1106) Weekly VRDNs (MBIA                  7,125,000
                    Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.660%, 8/2/2007
      5,490,000 3,4 Los Angeles, CA Unified School District, PUTTERs (Series 1442) Weekly VRDNs (AMBAC                     5,490,000
                    INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.630%, 8/2/2007
      8,485,000 3,4 Los Angeles, CA Unified School District, ROCs (Series 35) Weekly VRDNs (FGIC INS)/                     8,485,000
                    (Citibank NA, New York LIQ), 3.620%, 8/2/2007
     14,400,000     Los Angeles, CA Wastewater System, (Series 2001-D) Weekly VRDNs (FGIC INS)/(Citibank NA, New          14,400,000
                    York LIQ), 3.580%, 8/2/2007
     40,640,000     Los Angeles, CA Wastewater System, (Series 2006C) Weekly VRDNs (XL Capital Assurance Inc.             40,640,000
                    INS)/(Bank of Nova Scotia, Toronto LIQ), 3.570%, 8/2/2007
     10,000,000     Los Angeles, CA Wastewater System, 3.63% CP, Mandatory Tender 9/11/2007                               10,000,000
     30,000,000     Los Angeles, CA Wastewater System, 3.66% CP, Mandatory Tender 10/4/2007                               30,000,000
     30,000,000     Los Angeles, CA Wastewater System, 3.67% CP, Mandatory Tender 8/10/2007                               30,000,000
     10,000,000     Los Angeles, CA, (Series 2005A) Weekly VRDNs (Loyola High School)/(Allied Irish Banks PLC             10,000,000
                    LOC), 3.530%, 8/2/2007
      3,235,000     Los Angeles, CA, (Series 2006A) Weekly VRDNs (Notre Dame High School)/(Allied Irish Banks PLC          3,235,000
                    LOC), 3.530%, 8/2/2007
     16,475,000     Los Angeles, CA, Adjustable Rate Certificates of Participation (2007 Series A) Weekly VRDNs           16,475,000
                    (Windward School)/(Allied Irish Banks PLC LOC), 3.530%, 8/2/2007
     12,500,000 3,4 Metropolitan Water District of Southern California, MERLOTS (Series 1999 O) Weekly VRDNs              12,500,000
                    (Wachovia Bank N.A. LIQ), 3.660%, 8/1/2007
      9,710,000     Montebello, CA Public Financing Authority, (Series 2004A: Montebello Hotel) Weekly VRDNs               9,710,000
                    (Montebello, CA)/(Union Bank of California, N.A. LOC), 3.670%, 8/1/2007
     14,600,000     Monterey Peninsula, CA Water Management District, Wastewater Reclamation Weekly VRDNs (Bank           14,600,000
                    of America N.A. LOC), 3.540%, 8/1/2007
     11,290,000 3,4 Newport-Mesa, CA Unified School District, Class A Certificates (Series 3047) Weekly VRDNs             11,290,000
                    (MBIA Insurance Corp. INS)/(Bear Stearns Cos., Inc. LIQ), 3.670%, 8/2/2007
      5,855,000 3,4 Newport-Mesa, CA Unified School District, ROCs (Series 2060) Weekly VRDNs (FGIC                        5,855,000
                    INS)/(Citigroup, Inc. LIQ), 3.620%, 8/2/2007
     10,750,000 3,4 North Orange County, CA Community College District, Class A Certificates (Series 3034) Weekly         10,750,000
                    VRDNs (FGIC INS)/(Bear Stearns Cos., Inc. LIQ), 3.670%, 8/2/2007
      3,050,000 3,4 Norwalk-La Mirada, CA Unified School District, Class A Certificates (Series 3053) Weekly               3,050,000
                    VRDNs (FGIC INS)/(Bear Stearns Cos., Inc. LIQ), 3.670%, 8/2/2007
      3,300,000 3,4 Oakland, CA, MERLOTS (Series 2000M) Weekly VRDNs (1800 Harrison Foundation)/                           3,300,000
                    (AMBAC INS)/(Wachovia Bank N.A. LIQ), 3.660%, 8/1/2007
      4,960,000 3,4 Oxnard, CA Financing Authority, Water Revenue (SG 174) Weekly VRDNs (XL Capital Assurance              4,960,000
                    Inc. INS)/(Societe Generale, Paris LIQ), 3.630%, 8/2/2007
      5,970,000 3,4 Placentia-Yorba Linda, CA Unified School District, (PUTTERs Series 457) Weekly VRDNs (FGIC             5,970,000
                    INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.630%, 8/2/2007
     21,375,000 3,4 Pomona, CA Public Financing Authority, Solar Eclipse (Series 2007-0061), 3.75% TOBs (AMBAC            21,375,000
                    INS)/(U.S. Bank, N.A. LIQ), Optional Tender 7/24/2008
      7,547,500 3,4 Poway, CA Unified School District, Floater Certificates (Series 2006-1506) Weekly VRDNs (FSA           7,547,500
                    INS)/(Morgan Stanley LIQ), 3.630%, 8/2/2007
     16,100,000     Regents of University of California, (Series A), 3.62% CP, Mandatory Tender 8/8/2007                  16,100,000
     10,000,000     Riverside County, CA, (Series B-1), 3.65% CP (GTD by WestLB AG LOC), Mandatory Tender                 10,000,000
                    11/8/2007
      5,200,000     Riverside County, CA, (Series B-1), 3.70% CP (GTD by WestLB AG LOC), Mandatory Tender                  5,200,000
                    9/12/2007
     19,300,000     Riverside County, CA, (Series B-2), 3.70% CP (Citibank NA, New York LOC), Mandatory Tender            19,300,000
                    10/10/2007
      3,025,000 3,4 Sacramento County, CA Sanitation District, (PT-4011), 3.65% CP (FGIC INS)/(Dexia Credit Local          3,025,000
                    LIQ), Mandatory Tender 10/11/2007
      2,600,000 3,4 Sacramento County, CA Sanitation District, MERLOTS (Series 2000 SSS) Weekly VRDNs (Wachovia            2,600,000
                    Bank N.A. LIQ)/(United States Treasury PRF), 3.660%, 8/1/2007
     20,000,000     Sacramento County, CA, (Series A), 4.25% TRANs, 7/9/2008                                              20,107,326
      7,350,000 3,4 Sacramento, CA City Financing Authority, (PT-3485) Weekly VRDNs (AMBAC INS)/                           7,350,000
                    (Merrill Lynch & Co., Inc. LIQ), 3.630%, 8/2/2007
     26,055,000 3,4 Sacramento, CA Municipal Utility District, MERLOTS (Series 2000 A10) Weekly VRDNs (AMBAC              26,055,000
                    INS)/(Bank of New York LIQ), 3.660%, 8/1/2007
      3,980,000 3,4 Sacramento, CA Municipal Utility District, Variable Certificates (Series 2002M) Weekly VRDNs           3,980,000
                    (AMBAC INS)/(Bank of America N.A. LIQ), 3.620%, 8/2/2007
     28,500,000     San Diego County, CA Water Authority, (Series 2), 3.65% CP, Mandatory Tender 10/11/2007               28,500,000
     19,000,000     San Diego County, CA Water Authority, (Series 3), 3.65% CP, Mandatory Tender 10/11/2007               19,000,000
      5,000,000     San Diego County, CA Water Authority, (Series 3), 3.65% CP, Mandatory Tender 9/7/2007                  5,000,000
     20,000,000     San Diego County, CA Water Authority, (Series 3), 3.70% CP, Mandatory Tender 9/13/2007                20,000,000
      6,000,000 3,4 San Diego County, CA Water Authority, Piper Certificates (Series 2002I) Weekly VRDNs (MBIA             6,000,000
                    Insurance Corp. INS)/(Bank of New York LIQ), 3.640%, 8/2/2007
     10,000,000     San Diego County, CA, (Series 2004B) Weekly VRDNs (Bishop's School)/(Bank of New York LOC),           10,000,000
                    3.570%, 8/2/2007
     20,000,000     San Diego County, CA, (Series A), 4.50% TRANs, 6/30/2008                                              20,158,443
     35,415,000 3,4 San Diego, CA Housing Authority, PT-501 Weekly VRDNs (Mirada at La Jolla Colony                       35,415,000
                    Apartments)/(Danske Bank A/S LIQ)/(Danske Bank A/S LOC), 3.660%, 8/2/2007
      7,710,000 3,4 San Diego, CA Unified School District, (PT-3727) Weekly VRDNs (FSA INS)/(Merrill Lynch & Co.,          7,710,000
                    Inc. LIQ), 3.630%, 8/2/2007
      5,540,000 3,4 San Francisco, CA City & County Airport Commission, (PT-3725) Weekly VRDNs (FGIC                       5,540,000
                    INS)/(Merrill Lynch & Co., Inc. LIQ), 3.630%, 8/2/2007
      4,340,000 3,4 San Francisco, CA City and County, (PA-1387) Weekly VRDNs (Laguna Honda Hospital)/                     4,340,000
                    (FSA INS)/(Merrill Lynch & Co., Inc. LIQ), 3.630%, 8/2/2007
      3,000,000     San Francisco, CA Public Utilities Commission (Wastewater Enterprise), 3.65% CP (BNP Paribas           3,000,000
                    SA LOC), Mandatory Tender 8/9/2007
     20,000,000     San Francisco, CA Redevelopment Agency Community Facilities District No. 7 (Hunters Point             20,000,000
                    Shipyard Phase One), (Series 2005A) Weekly VRDNs (KBC Bank N.V. LOC), 3.530%, 8/2/2007
        480,000 3,4 San Joaquin Hills, CA Transportation Corridor Agency, (PZ-187) Weekly VRDNs (MBIA Insurance              480,000
                    Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.650%, 8/2/2007
      5,690,000 3,4 San Joaquin Hills, CA Transportation Corridor Agency, Floater Certificates (Series 2006-1524)          5,690,000
                    Weekly VRDNs (MBIA Insurance Corp. INS)/(Morgan Stanley LIQ), 3.650%, 8/2/2007
      2,620,000 3,4 San Jose, CA Airport, ROCs (Series 2004) Weekly VRDNs (FSA INS)/(Citigroup, Inc. LIQ),                 2,620,000
                    3.620%, 8/2/2007
      4,120,000 3,4 San Jose, CA Unified School District, (PT-3497) Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co.,          4,120,000
                    Inc. LIQ), 3.630%, 8/2/2007
      1,410,000 3,4 San Jose, CA Unified School District, (PZ-115) Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co.,           1,410,000
                    Inc. LIQ), 3.650%, 8/2/2007
     13,405,000 3,4 San Jose, CA Unified School District, Class A Certificates (Series 3021) Weekly VRDNs (FGIC           13,405,000
                    INS)/(Bear Stearns Cos., Inc. LIQ), 3.670%, 8/2/2007
      9,860,000 3,4 San Mateo County, CA Community College District, Class A Certificates (Series 3043) Weekly             9,860,000
                    VRDNs (MBIA Insurance Corp. INS)/(Bear Stearns Cos., Inc. LIQ), 3.670%, 8/2/2007
      9,000,000     Santa Cruz County, CA Board of Eduation, 4.25% TRANs, 6/30/2008                                        9,043,558
      2,195,000 3,4 Tahoe Truckee, CA Unified School District, (MERLOTS Series 2001-A72) Weekly VRDNs (MBIA                2,195,000
                    Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 3.710%, 8/1/2007
     19,095,000 3,4 Tobacco Securitization Authority of Southern California, (PA-1390) Weekly VRDNs (San Diego            19,095,000
                    County, CA Tobacco Asset Securitization Corp.)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch
                    & Co., Inc. LOC), 3.670%, 8/2/2007
      8,000,000     Torrance, CA, (Series 1992: Hospital Revenue Bonds) Weekly VRDNs (Torrance Memorial Medical            8,000,000
                    Center)/(JPMorgan Chase Bank, N.A. LOC), 3.600%, 8/2/2007
     25,770,000     Victorville, CA Joint Powers Financing Authority, (Series 2007A: Cogeneration Facility)               25,770,000
                    Weekly VRDNs (Victorville, CA)/(Fortis Bank SA/NV LOC), 3.590%, 8/2/2007
     14,500,000     Whittier, CA, (Series 2004) Weekly VRDNs (Whittier College)/(Radian Asset Assurance                   14,500,000
                    INS)/(Bank of New York LIQ), 3.570%, 8/2/2007
      2,830,000 3,4 William S. Hart, CA Union High School District, ROCs (Series 648WFZ) Weekly VRDNs (FSA                 2,830,000
                    INS)/(Wells Fargo & Co. LIQ), 3.620%, 8/2/2007
                        TOTAL                                                                                          2,041,646,494
                    PUERTO RICO--4.4%
     13,537,500 3,4 Commonwealth of Puerto Rico, (Series 2002-746d) Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ),          13,537,500
                    3.630%, 8/2/2007
      6,100,000 3,4 Puerto Rico Electric Power Authority, MERLOTS (Series 2007-C58) Weekly VRDNs                           6,100,000
                    (FGIC INS)/(Bank of New York LIQ), 3.660%, 8/1/2007
      5,010,000 3,4 Puerto Rico Highway and Transportation Authority, (PT-3931) Weekly VRDNs (Dexia Credit Local           5,010,000
                    LIQ)/(Dexia Credit Local LOC), 3.640%, 8/2/2007
     18,575,000 3,4 Puerto Rico Highway and Transportation Authority, GS Pool Trust (Series 2007-36) Weekly VRDNs         18,575,000
                    (Assured Guaranty Corp., FSA INS)/(Goldman Sachs Group, Inc. LIQs), 3.660%, 8/2/2007
     50,000,000 3,4 Puerto Rico Public Building Authority, DFA Municipal Trust (Series 2007-01) Weekly VRDNs              50,000,000
                    (DePfa Bank PLC LIQ)/(DePfa Bank PLC LOC), 3.660%, 8/2/2007
                        TOTAL                                                                                             93,222,500
                        TOTAL MUNICIPAL INVESTMENTS - 99.4%                                                            2,134,868,994
                        (AT AMORTIZED COST)5
                        OTHER ASSETS AND LIABILITIES - NET - 0.6%                                                         13,936,259
                        TOTAL NET ASSETS - 100%                                                                      $ 2,148,805,253

     On July 31, 2007, the Fund holds no securities that are subject to the federal alternative minimum tax (AMT).

The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized 1 statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

     At July 31, 2007, the portfolio securities were rated as follows:
     Tier Rating Percentages Based on Total Market Value
     FIRST TIER                                    SECOND TIER
     100.0%                                        0.0%

2    Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2007, these restricted securities amounted to $1,043,379,078, which represented 48.6% of total net assets.

4 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At July 31, 2007, these liquid restricted securities amounted to $1,043,379,078, which represented 48.6% of total net assets.

5    Also represents cost for federal tax purposes.


Note:   The categories of investments are shown as a percentage of total net assets at July 31, 2007.

INVESTMENT VALUATION
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

The following acronyms are used throughout this portfolio:

 AMBAC   --American Municipal Bond Assurance Corporation
 AMT     --Alternative Minimum Tax
 COL     --Collateralized
 CP      --Commercial Paper
 FGIC    --Financial Guaranty Insurance Company
 FSA     --Financial Security Assurance
 GTD     --Guaranteed
 INS     --Insured
 LIQ(s)  --Liquidity Agreement(s)
 LOC(s)  --Letter(s) of  Credit
 MERLOTS --Municipal Exempt Receipts -- Liquidity Optional Tender Series
 PCFA    --Pollution Control Finance Authority
 PRF     --Prerefunded
 PUTTERs --Puttable Tax-Exempt Receipts
 ROCs    --Reset Option Certificates
 SWP     -- Swap Agreement
 TOBs    --Tender Option Bonds
 TOPS    --Trust Obligation Participating Securities
 TRANs   --Tax and Revenue Anticipation Notes
 VRDNs   --Variable Rate Demand Notes






CONNECTICUT MUNICIPAL CASH TRUST
PORTFOLIO OF INVESTMENTS
July 31, 2007 (unaudited)

  PRINCIPAL     VALUE
  AMOUNT

                   SHORT-TERM MUNICIPALS--99.4%1,2
                   CONNECTICUT--81.0%
  $  5,000,000     Avon, CT, 4.00% BANs, 10/26/2007                                                                    $   5,003,072
     5,700,000     Connecticut Development Authority Health Care Revenue, (Series 1993A) Weekly VRDNs (Corporation         5,700,000
                   for Independent Living)/(Dexia Credit Local LOC), 3.610%, 8/1/2007
     4,100,000     Connecticut Development Authority, (Series 1993) Weekly VRDNs (Rand-Whitney Containerboard              4,100,000
                   LP)/(Bank of Montreal LOC), 3.660%, 8/1/2007
       100,000     Connecticut Development Authority, (Series 1997) Weekly VRDNs (Porcelen Ltd., CT LLC)/(U.S.               100,000
                   Bank, N.A. LOC), 3.760%, 8/1/2007
     6,000,000     Connecticut Development Authority, (Series 1999), 3.75% CP (New England Power Co.), Mandatory           6,000,000
                   Tender 8/13/2007
     5,000,000     Connecticut Development Authority, (Series 1999), 3.76% CP (New England Power Co.), Mandatory           5,000,000
                   Tender 8/9/2007
     4,600,000     Connecticut Development Authority, (Series 1999), 3.76% CP (New England Power Co.), Mandatory           4,600,000
                   Tender 9/13/2007
     1,530,000     Connecticut Development Authority, (Series 2001) Weekly VRDNs (Loracon LLC)/(Wachovia Bank N.A.         1,530,000
                   LOC), 3.750%, 8/2/2007
     4,970,000 3,4 Connecticut State Airport, PA-826R Weekly VRDNs (Bradley International Airport)/(FGIC                   4,970,000
                   INS)/(Merrill Lynch & Co., Inc. LIQ), 3.640%, 8/2/2007
     4,845,000 3,4 Connecticut State Clean Water Fund, PA-547R Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ),               4,845,000
                   3.640%, 8/2/2007
     2,955,000     Connecticut State HEFA, (Series A) Weekly VRDNs (Academy of Our Lady of Mercy Lauralton                 2,955,000
                   Hall)/(Allied Irish Banks PLC LOC), 3.640%, 8/2/2007
     5,170,000     Connecticut State HEFA, (Series A) Weekly VRDNs (Boys & Girls Club of Greenwich)/(Allied Irish          5,170,000
                   Banks PLC LOC), 3.640%, 8/2/2007
     1,400,000     Connecticut State HEFA, (Series A) Weekly VRDNs (Forman School Issue)/(Citizens Bank of Rhode           1,400,000
                   Island LOC), 3.660%, 8/1/2007
     2,395,000     Connecticut State HEFA, (Series A) Weekly VRDNs (The Whitby School)/(JPMorgan Chase Bank, N.A.          2,395,000
                   LOC), 3.600%, 8/2/2007
     2,750,000     Connecticut State HEFA, (Series A) Weekly VRDNs (Washington Montessori School)/                         2,750,000
                   (Wachovia Bank N.A. LOC), 3.650%, 8/2/2007
     4,995,000     Connecticut State HEFA, (Series A) Weekly VRDNs (Williams School)/(Citizens Bank of Connecticut         4,995,000
                   LOC), 3.600%, 8/2/2007
     4,500,000     Connecticut State HEFA, (Series B) Weekly VRDNs (Westover School, Inc.)/(TD Banknorth N.A. LOC),        4,500,000
                   3.620%, 8/2/2007
       525,000     Connecticut State HEFA, (Series C), 4.25% Bonds (Hospital for Special Care)/(Radian Asset                 526,864
                   Assurance INS), 7/1/2008
     5,000,000     Connecticut State HEFA, (Series D) Weekly VRDNs (Hospital for Special Care)/(Radian Asset               5,000,000
                   Assurance INS)/(DePfa Bank PLC LIQ), 3.630%, 8/1/2007
     8,990,000     Connecticut State HEFA, (Series E) Weekly VRDNs (Lawrence & Memorial Hospital, Inc.)/                   8,990,000
                   (Radian Asset Assurance INS)/(Bank of America N.A. LIQ), 3.700%, 8/1/2007
     1,100,000     Connecticut State HEFA, (Series E) Weekly VRDNs (Taft School)/(Wachovia Bank N.A. LOC), 3.640%,         1,100,000
                   8/1/2007
     2,000,000     Connecticut State HEFA, (Series F) Daily VRDNs (Quinnipiac University)/(Radian Asset Assurance          2,000,000
                   INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.710%, 8/1/2007
       380,000     Connecticut State HEFA, (Series J) Weekly VRDNs (Middlesex Hospital)/(Wachovia Bank N.A. LOC),            380,000
                   3.630%, 8/2/2007
     4,780,000 3,4 Connecticut State HFA, (PT-3628) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.660%, 8/2/2007         4,780,000
     9,010,000 3,4 Connecticut State HFA, (Series 2005 FR/RI-L14) Weekly VRDNs (Lehman Brothers Holdings, Inc.             9,010,000
                   LIQ), 3.720%, 8/1/2007
     4,955,000 3,4 Connecticut State Transportation Infrastructure Authority, ROCs (Series 4068) Weekly VRDNs              4,955,000
                   (AMBAC INS)/(Citigroup, Inc. LIQ), 3.650%, 8/2/2007
     4,815,000 3,4 Connecticut State, Austin Trust (Series 2002A) Weekly VRDNs (FSA INS)/(Bank of America N.A.             4,815,000
                   LIQ), 3.650%, 8/2/2007
     5,000,000 3,4 Connecticut State, GS Trust (Series 2006-75) Weekly VRDNs (AMBAC INS)/(Goldman Sachs Group, Inc.        5,000,000
                   LIQ), 3.670%, 8/2/2007
     6,610,000 3,4 Connecticut State, PUTTERs (Series 320) Weekly VRDNs (J.P. Morgan Chase & Co. LIQ), 3.640%,             6,610,000
                   8/2/2007
     6,880,000 3,4 Connecticut State, PUTTERs (Series 1550) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 3.640%,          6,880,000
                   8/2/2007
     4,625,000     East Haven, CT, 4.50% BANs, 8/24/2007                                                                   4,627,446
     2,670,000     New Britain, CT, (Series 2000B) Weekly VRDNs (AMBAC INS)/(Bank of Nova Scotia, Toronto LIQ),            2,670,000
                   3.630%, 8/1/2007
     1,750,000     New Britain, CT, (Series 2005) Weekly VRDNs (AMBAC INS)/(Bank of Nova Scotia, Toronto LIQ),             1,750,000
                   3.630%, 8/1/2007
     5,000,000     New Haven, CT, (Series 2002A), 3.71% CP (GTD by Landesbank Hessen-Thueringen LOC), Mandatory            5,000,000
                   Tender 12/11/2007
     5,010,000     New Haven, CT, (Series 2002A), 3.71% CP (GTD by Landesbank Hessen-Thueringen LOC), Mandatory            5,010,000
                   Tender 12/12/2007
     5,000,000     Oxford, CT, (Lot A), 4.00% BANs, 11/1/2007                                                              5,003,450
     2,800,000     Regional School District No. 4, CT, 4.00% BANs, 4/8/2008                                                2,805,580
     6,245,000     Seymour, CT, 4.50% BANs, 8/15/2007                                                                      6,246,847
     3,665,000     Shelton, CT Housing Authority, (Series 1998) Weekly VRDNs (Crosby Commons)/(Wachovia Bank N.A.          3,665,000
                   LOC), 3.700%, 8/2/2007
     1,835,000 3,4 Weston, CT, ROCs (Series 6501) Weekly VRDNs (Citigroup, Inc. LIQ), 3.650%, 8/2/2007                     1,835,000
                       TOTAL                                                                                             164,673,259
                   PUERTO RICO--18.4%
    10,005,000 3,4 JPMorgan Chase & Co. I-PUTTERs Trust (Series 1780P) Weekly VRDNs (Assured Guaranty Corp., MBIA         10,005,000
                   Insurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQs), 3.780%, 8/2/2007
     5,000,000 3,4 Puerto Rico Electric Power Authority, MERLOTS (Series 2007-C58) Weekly VRDNs                            5,000,000
                   (FGIC INS)/(Bank of New York LIQ), 3.660%, 8/1/2007
       415,000 3,4 Puerto Rico HFA, (Series 2003 FR/RI-L30J) Weekly VRDNs (GNMA COL)/(Lehman Brothers Holdings,              415,000
                   Inc. LIQ), 3.670%, 8/1/2007
     8,000,000 3,4 Puerto Rico Highway and Transportation Authority, (PT-776), 3.73% TOBs (FGIC INS)/                      8,000,000
                   (Merrill Lynch & Co., Inc. LIQ), Optional Tender 11/15/2007
     1,855,000 3,4 Puerto Rico Highway and Transportation Authority, GS Pool Trust (Series 2007-36) Weekly VRDNs           1,855,000
                   (Assured Guaranty Corp., FSA INS)/(Goldman Sachs Group, Inc. LIQs), 3.660%, 8/2/2007
     3,930,000 3,4 Puerto Rico Highway and Transportation Authority, MERLOTS (Series 2000-FFF) Weekly VRDNs (MBIA          3,930,000
                   Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 3.660%, 8/1/2007
     8,250,000 3,4 Puerto Rico Public Building Authority, DFA Municipal Trust (Series 2007-01) Weekly VRDNs (DePfa         8,250,000
                   Bank PLC LIQ)/(DePfa Bank PLC LOC), 3.660%, 8/2/2007
                       TOTAL                                                                                              37,455,000
                       TOTAL MUNICIPAL INVESTMENTS - 99.4%                                                               202,128,259
                       (AT AMORTIZED COST)5
                       OTHER ASSETS AND LIABILITIES - NET - 0.6%                                                           1,174,420
                       TOTAL NET ASSETS - 100%                                                                         $ 203,302,679


     Securities that are subject to the federal alternative minimum tax (AMT) represents 12.3% of the portfolio as calculated based upon total market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's MIG-1 or MIG-2 by Moody's Investors Service or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

     At July 31, 2007, the portfolio securities were rated as follows:
     Tier Rating Based on Total Market Value
     FIRST TIER                                     SECOND TIER
     100.0%                                         0.0%

2    Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2007, these restricted securities amounted to $91,155,000, which represented 44.8% of total net assets.

4 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At July 31, 2007, these liquid restricted securities amounted to $91,155,000, which represented 44.8% of total net assets.

5    Also represents cost for federal tax purposes.


Note:     The categories of investments are shown as a percentage of total net assets at July 31, 2007.

INVESTMENT VALUATION

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

The following acronyms are used throughout this portfolio:

 AMBAC   --American Municipal Bond Assurance Corporation
 BANs    --Bond Anticipation Notes
 COL     --Collateralized
 CP      --Commercial Paper
 FGIC    --Financial Guaranty Insurance Company
 FSA     --Financial Security Assurance
 GNMA    --Government National Mortgage Association
 GTD     --Guaranteed
 HEFA    --Health and Education Facilities Authority
 HFA     --Housing Finance Authority
 INS     --Insured
 LIQ(s)  --Liquidity Agreement(s)
 LOC     --Letter of Credit
 MERLOTS --Municipal Exempt Receipts -- Liquidity Optional Tender Series PUTTERs --Puttable Tax-Exempt Receipts
 ROCs    --Reset Option Certificates
 TOBs    --Tender Option Bonds
 VRDNs   --Variable Rate Demand Notes







FLORIDA MUNICIPAL CASH TRUST
PORTFOLIO OF INVESTMENTS
July 31, 2007 (unaudited)

  PRINCIPAL     VALUE
  AMOUNT

                   SHORT-TERM MUNICIPALS--99.6%1,2
                   FLORIDA--88.0%
  $  9,920,000 3,4 ABN AMRO MuniTOPS Certificates Trust (Florida Non-AMT)/(Series 1999-11), 3.85% TOBs (Tampa Bay,     $   9,920,000
                   FL Water Utility System)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ), Optional Tender 5/22/2008
    18,505,000 3,4 ABN AMRO MuniTOPS Certificates Trust (Florida Non-AMT)/(Series 2002-24), Weekly VRDNs (Escambia        18,505,000
                   County, FL)/(AMBAC INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.660%, 8/2/2007
     5,000,000 3,4 Alachua County, FL Health Facilities Authority, (PT-3956) Weekly VRDNs (Shands                          5,000,000
                   Healthcare)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.690%, 8/2/2007
     9,000,000     Alachua County, FL, IDRBs (Series 1997) Weekly VRDNs (Florida Rock Industries, Inc.)/                   9,000,000
                   (Bank of America N.A. LOC), 3.670%, 8/2/2007
     6,500,000 3,4 Brevard County, FL Health Facilities Authority, (PA-1342) Weekly VRDNs (Health First,                   6,500,000
                   Inc.)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.690%, 8/2/2007
       765,000 3,4 Broward County, FL HFA, MERLOTS (Series 2001 A27) Weekly VRDNs (GNMA COL)/                                765,000
                   (Wachovia Bank N.A. LIQ), 3.730%, 8/1/2007
     9,861,000 3,4 Clipper Tax-Exempt Certificates Trust (Florida-AMT) (Series 2005-17) Weekly VRDNs (Merrill Lynch        9,861,000
                   & Co., Inc. LIQ), 3.730%, 8/2/2007
     2,500,000     Coconut Creek, FL, (Series 2002) Weekly VRDNs (Elite Aluminum Corp.)/(Bank of America N.A. LOC),        2,500,000
                   3.670%, 8/2/2007
     1,300,000     Dade County, FL IDA, IDRBs (Series 1996A) Weekly VRDNs (U.S. Holdings, Inc.)/(Wachovia Bank N.A.        1,300,000
                   LOC), 3.780%, 8/2/2007
     7,880,000 3,4 Escambia County, FL HFA, (Series 2004 FR/RI-L12) Weekly VRDNs (GNMA COL)/                               7,880,000
                   (Lehman Brothers Holdings, Inc. LIQ), 3.720%, 8/1/2007
     1,190,000 3,4 Escambia County, FL HFA, Variable Rate Certificate (Series 2001-C) Weekly VRDNs (GNMA COL)/(Bank        1,190,000
                   of America N.A. LIQ), 3.700%, 8/2/2007
     5,705,000     Florida Development Finance Corp., (Series 2006C) Weekly VRDNs (Central Florida Box                     5,705,000
                   Corp.)/(Regions Bank, Alabama LOC), 3.750%, 8/2/2007
     7,000,000     Florida HFA, (2006 Series H) Weekly VRDNs (Brook Haven Apartments)/(SunTrust Bank LOC), 3.690%,         7,000,000
                   8/2/2007
     5,400,000 3,4 Florida Housing Finance Corp., MERLOTS (Series 2007-C64) Weekly VRDNs (Bank of New York LIQ),           5,400,000
                   3.730%, 8/1/2007
     6,675,000 3,4 Florida Housing Finance Corp., MERLOTS (Series 2006-B17) Weekly VRDNs (Wachovia Bank N.A. LIQ),         6,675,000
                   3.730%, 8/1/2007
     1,645,000     Florida Housing Finance Corp., Wellesley Apartments (Series 2003 O) Weekly VRDNs (TWC Sixty-            1,645,000
                   Seven)/(Citibank NA, New York LOC), 3.680%, 8/1/2007
     3,645,000     Florida Housing Finance Corp., Wexford Apartments (Series 2003 P) Weekly VRDNs (TWC Twenty-Two          3,645,000
                   )/(Citibank NA, New York LOC), 3.680%, 8/1/2007
     9,545,000 3,4 Florida State Board of Education Capital Outlay, ROCs (Series 1014) Weekly VRDNs (Florida               9,545,000
                   State)/(Citigroup, Inc. LIQ), 3.670%, 8/2/2007
     7,950,000 3,4 Florida State Board of Education Lottery, (PT-1527) Weekly VRDNs (FGIC INS)/(Merrill Lynch &            7,950,000
                   Co., Inc. LIQ), 3.680%, 8/2/2007
     3,992,500 3,4 Florida State Department of Environmental Protection, Floater Certificates (Series 2001-722)            3,992,500
                   Weekly VRDNs (FGIC INS)/(Morgan Stanley LIQ), 3.660%, 8/2/2007
     5,000,000 3,4 Florida State Turnpike Authority, PUTTERs (Series 218z) Weekly VRDNs (FGIC INS)/                        5,000,000
                   (JPMorgan Chase Bank, N.A. LIQ), 3.670%, 8/2/2007
     2,500,000     Greater Orlando, FL Aviation Authority Weekly VRDNs (Cessna Aircraft Co.)/(GTD by Textron Inc.),        2,500,000
                   4.730%, 8/1/2007
     4,100,000     Greater Orlando, FL Aviation Authority, Adjustable Rate (Series 1997), 3.80% TOBs (Signature            4,100,000
                   Flight Support Corp.)/(GTD by Bayerische Landesbank LOC), Optional Tender 12/1/2007
     4,995,000 3,4 Highlands County, FL Health Facilities Authority, (MT-378) Weekly VRDNs (Adventist Health               4,995,000
                   System/Sunbelt Obligated Group)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC),
                   3.690%, 8/2/2007
     2,579,500 3,4 Hillsborough County, FL Aviation Authority, (Series 2004-1060) Weekly VRDNs (Tampa International        2,579,500
                   Airport)/(AMBAC INS)/(Morgan Stanley LIQ), 3.690%, 8/2/2007
     3,945,000 3,4 Hillsborough County, FL Aviation Authority, MERLOTS (Series 2003-A18) Weekly VRDNs (Tampa               3,945,000
                   International Airport)/(MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 3.730%, 8/1/2007
     8,790,000     Hillsborough County, FL HFA, (Series 2006) Weekly VRDNs (Brandywine Apartments)/                        8,790,000
                   (Citibank NA, New York LOC), 3.670%, 8/1/2007
     5,500,000     Hillsborough County, FL IDA Weekly VRDNs (Ringhaver Equipment Co.)/(SunTrust Bank LOC), 3.900%,         5,500,000
                   8/2/2007
     5,500,000     Hillsborough County, FL IDA, (Series 1986) Weekly VRDNs (Seaboard Tampa Terminals                       5,500,000
                   Venture)/(Wachovia Bank N.A. LOC), 3.720%, 8/1/2007
       840,000     Hillsborough County, FL IDA, IDRBs (Series 1996) Weekly VRDNs (VIGO Importing Co. Project)/(Bank          840,000
                   of America N.A. LOC), 3.840%, 8/1/2007
     7,581,500 3,4 Hillsborough County, FL Port District, Floater Certificates (Series 2004-1019) Weekly VRDNs             7,581,500
                   (Tampa, FL Port Authority)/(MBIA Insurance Corp. INS)/(Morgan Stanley LIQ), 3.690%, 8/2/2007
    11,285,000 3,4 Hillsborough County, FL Port District, (MT-101), 3.70% TOBs (Tampa, FL Port Authority)/                11,285,000
                   (MBIA Insurance Corp. INS)/(Landesbank Hessen-Thueringen LIQ), Optional Tender 11/15/2007
    16,045,000 3,4 Hillsborough County, FL School District, ROCs (Series 904) Weekly VRDNs (AMBAC INS)/                   16,045,000
                   (Citibank NA, New York LIQ), 3.670%, 8/2/2007
     2,400,000     Indian River County, FL, IDRBs (Series 1997) Weekly VRDNs (Ocean Spray Cranberries,                     2,400,000
                   Inc.)/(Wachovia Bank N.A. LOC), 3.760%, 8/2/2007
     5,800,000     JEA, FL Electric System, Subordinate Revenue Bonds (2001 Series B) Daily VRDNs (Bank of America         5,800,000
                   N.A. LIQ), 3.700%, 8/1/2007
     2,700,000     Jacksonville, FL IDA, (Series 1996) Weekly VRDNs (Portion Pac, Inc.)/(GTD by H.J. Heinz Co.),           2,700,000
                   4.680%, 8/2/2007
     5,000,000     Jacksonville, FL PCR, (Series 1995) Daily VRDNs (Florida Power & Light Co.), 3.730%, 8/1/2007           5,000,000
     4,475,000 3,4 Lee County, FL Airport, (PT-2514) Weekly VRDNs (FSA INS)/(Merrill Lynch & Co., Inc. LIQ),               4,475,000
                   3.690%, 8/2/2007
    16,780,000 3,4 Lee County, FL Solid Waste System, (Series 2006 FR/RI-P11) Weekly VRDNs (MBIA Insurance Corp.          16,780,000
                   INS)/(Lehman Brothers Holdings, Inc. LIQ), 3.720%, 8/1/2007
     4,000,000     Liberty County, FL, (Series 2000) Weekly VRDNs (Sunshine State Cypress, Inc.)/(Wachovia Bank            4,000,000
                   N.A. LOC), 3.730%, 8/2/2007
       850,000     Lynn Haven, FL, (Series 1998A) Weekly VRDNs (Merrick Industries, Inc.)/(Regions Bank, Alabama             850,000
                   LOC), 3.950%, 8/2/2007
     2,590,000     Manatee County, FL, (Series 1996A) Weekly VRDNs (Superior Electronics Group, Inc.)/                     2,590,000
                   (Wachovia Bank N.A. LOC), 3.730%, 8/2/2007
     1,750,000     Manatee County, FL, (Series 1998) Weekly VRDNs (Mader Electric, Inc.)/(Wachovia Bank N.A. LOC),         1,750,000
                   3.780%, 8/3/2007
     6,250,000 3,4 Miami-Dade County, FL Aviation, Class A Certificates (Series 7014) Weekly VRDNs (CDC IXIS               6,250,000
                   Financial Guaranty NA INS)/(Bear Stearns Cos., Inc. LIQ), 3.690%, 8/2/2007
     8,895,000 3,4 Miami-Dade County, FL Aviation, Floater Certificates (Series 2006-1326) Weekly VRDNs (CDC IXIS          8,895,000
                   Financial Guaranty NA INS)/(Morgan Stanley LIQ), 3.690%, 8/2/2007
     9,900,000 3,4 Miami-Dade County, FL Aviation, PUTTERs (Series 1447) Weekly VRDNs (CDC IXIS Financial Guaranty         9,900,000
                   NA INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.710%, 8/2/2007
     8,635,000     Miami-Dade County, FL IDA, (Series 1998) Weekly VRDNs (Professional Modification Services,              8,635,000
                   Inc.)/(JPMorgan Chase Bank, N.A. LOC), 3.710%, 8/1/2007
     1,700,000     Miami-Dade County, FL IDA, (Series 2003) Weekly VRDNs (Von Drehle Holdings)/(Branch Banking &           1,700,000
                   Trust Co. LOC), 3.750%, 8/2/2007
     5,000,000     Miami-Dade County, FL IDA, (Series 2005) Weekly VRDNs (Palmer Trinity Private School)/                  5,000,000
                   (Key Bank, N.A. LOC), 3.700%, 8/2/2007
     7,515,000 3,4 Miami-Dade County, FL, ROCs (Series 387) Weekly VRDNs (FGIC INS)/(Citibank NA, New York LIQ),           7,515,000
                   3.680%, 8/2/2007
     5,735,000     Ocean Highway and Port Authority, FL, Adjustable Demand Revenue Bonds (Series 1990) Weekly VRDNs        5,735,000
                   (Wachovia Bank N.A. LOC), 3.730%, 8/1/2007
     2,425,000     Orange County, FL HFA, (Series 2000E) Weekly VRDNs (Windsor Pines Partners, Ltd.)/                      2,425,000
                   (Bank of America N.A. LOC), 3.700%, 8/1/2007
     7,320,000 3,4 Orange County, FL HFA, MERLOTS (Series 2007C-48) Weekly VRDNs (GNMA COL)/                               7,320,000
                   (Bank of New York LIQ), 3.730%, 8/1/2007
     1,500,000     Orange County, FL, Health Facilities Authority, (Series 2006B) Weekly VRDNs (Presbyterian               1,500,000
                   Retirement Communities )/(Radian Asset Assurance INS)/(Bank of America N.A. LIQ), 3.670%,
                   8/2/2007
     5,860,000 3,4 Orlando, FL Utilities Commission, ROCs (Series 1040) Weekly VRDNs (Citigroup, Inc. LIQ), 3.670%,        5,860,000
                   8/2/2007
     1,620,000     Osceola County, FL HFA, (Series 2002A) Weekly VRDNs (Regatta Bay Apartments)/(FNMA LOC), 3.670%,        1,620,000
                   8/1/2007
     1,240,000     Pinellas County Industry Council, FL, (Series 1997) Weekly VRDNs (Boyd Industries, Inc.)/               1,240,000
                   (Wachovia Bank N.A. LOC), 3.780%, 8/3/2007
       708,000     Pinellas County Industry Council, FL, IDRB (Series 1995) Weekly VRDNs (ATR International Inc.,            708,000
                   Project)/(Wachovia Bank N.A. LOC), 3.780%, 8/2/2007
    18,750,000 3,4 South Miami, FL Health Facilities Authority, (PA-1488) Weekly VRDNs (Baptist Health System of          18,750,000
                   South Florida)/(Merrill Lynch & Co., Inc. LIQ), 3.690%, 8/2/2007
     2,400,000     St. Lucie County, FL IDRB, (Series 2000) Weekly VRDNs (Freedom Plastics, Inc.)/(LaSalle Bank,           2,400,000
                   N.A. LOC), 3.680%, 8/2/2007
     1,285,000     St. Lucie County, FL IDRB, (Series 2001A) Weekly VRDNs (A-1 Roof Trusses Ltd.)/                         1,285,000
                   (Wachovia Bank N.A. LOC), 3.780%, 8/3/2007
    22,585,000     St. Lucie County, FL Solid Waste Disposal, (Series 2003) Daily VRDNs (Florida Power & Light            22,585,000
                   Co.), 3.760%, 8/1/2007
     3,300,000     Tamarac, FL, IDRB (Series 1995) Weekly VRDNs (Arch Aluminum & Glass Co., Inc. Project)/                 3,300,000
                   (Comerica Bank LOC), 3.780%, 8/1/2007
     2,970,000 3,4 Tampa Bay, FL Water Utility System, MERLOTS (Series 2001-A130) Weekly VRDNs (FGIC INS)/(Wachovia        2,970,000
                   Bank N.A. LIQ), 3.680%, 8/1/2007
     5,195,000 3,4 Tampa Bay, FL Water Utility System, Variable Rate Certificates (Series 2001-N) Weekly VRDNs             5,195,000
                   (FGIC INS)/(Bank of America N.A. LIQ), 3.670%, 8/2/2007
     5,810,000     Volusia County, FL Education Facility Authority, (Series 2001) Weekly VRDNs (Bethune-Cookman            5,810,000
                   College, Inc.)/(SunTrust Bank LOC), 3.630%, 8/1/2007
     3,125,000 3,4 Volusia County, FL Education Facility Authority, ROCs (Series 440) Weekly VRDNs (Embry-Riddle           3,125,000
                   Aeronautical University, Inc.)/(Radian Asset Assurance INS)/(Citibank NA, New York LIQ), 3.680%,
                   8/2/2007
     1,700,000     Wakulla County, FL IDA Weekly VRDNs (Winco Utilities, Inc. Project)/(Bank of America N.A. LOC),         1,700,000
                   3.750%, 8/1/2007
                      TOTAL                                                                                              390,407,500
                   ILLINOIS--0.4%
     2,000,000     Greenville, IL, (Series 2006), 3.70% TOBs (Greenville College, IL)/(National City Bank LOC),            2,000,000
                   Mandatory Tender 11/1/2007
                   INDIANA--0.2%
     1,040,000     Poseyville, In, (Series 1998-A) Weekly VRDNs (North America Green, Inc.)/(Harris, N.A. LOC),            1,040,000
                   3.830%, 8/2/2007
                   MARYLAND--0.2%
       735,000     Harford County, MD EDA, (Series 2001) Weekly VRDNs (Clark Finance LLC)/(Branch Banking & Trust            735,000
                   Co. LOC), 3.750%, 8/1/2007
                   MINNESOTA--0.6%
     2,500,000     Stillwater, MN, (Series 2002A) Weekly VRDNs (Curve Crest Villa)/(LaSalle Bank, N.A. LOC),               2,500,000
                   3.750%, 8/3/2007
                   MULTI STATE--1.9%
     1,953,083 3,4 GS Pool Trust (Series 2006-19TP) Weekly VRDNs (IXIS Financial Products Inc. INS)/                       1,953,083
                   (Goldman Sachs Group, Inc. LIQ), 3.740%, 8/2/2007
     2,275,000 3,4 Puttable Floating Option Tax-Exempt Receipts (P-Floats+ Series EC-001) VRDNs (AMBAC, FGIC, FSA,         2,275,000
                   MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQs), 3.810%, 8/2/2007
     4,010,000 3,4 Puttable Floating Option Tax-Exempt Receipts (P-Floats+ Series EC-002) VRDNs (Merrill Lynch &           4,010,000
                   Co., Inc. LIQ), 3.810%, 8/2/2007
                      TOTAL                                                                                                8,238,083
                   NEW JERSEY--5.0%
     1,049,000     Absecon, NJ, 4.00% BANs, 5/2/2008                                                                       1,050,626
     2,093,500     Florence Township, NJ, 4.25% BANs, 12/14/2007                                                           2,098,355
     7,000,000     Hoboken, NJ, 3.90% TANs, 8/17/2007                                                                      7,000,149
     6,001,299     North Caldwell, NJ, 4.25% BANs, 9/5/2007                                                                6,004,796
     3,627,100     Union Beach, NJ, 4.125% BANs, 7/11/2008                                                                 3,634,471
     2,545,529     Washington Borough, NJ, 4.00% BANs, 11/30/2007                                                          2,546,354
                      TOTAL                                                                                               22,334,751
                   NEW YORK--0.3%
     1,200,000     Plainview-Old Bethpage, NY, 4.25% BANs, 8/1/2008                                                        1,205,196
                   PENNSYLVANIA--0.9%
     4,000,000     Lancaster, PA Municipal Authority, (Series 2006) Weekly VRDNs (Ephrata Community                        4,000,000
                   Hospital)/(Fulton Bank LOC), 3.710%, 8/1/2007
                   SOUTH CAROLINA--0.4%
     2,000,000     South Carolina Jobs-EDA, (Series 2004) Weekly VRDNs (Republic Services, Inc.), 3.980%, 8/1/2007         2,000,000
                   TEXAS--0.8%
     3,440,000 3,4 Harris County, TX, ROCs (Series 4056) Weekly VRDNs (Citigroup, Inc. LIQ), 3.670%, 8/2/2007              3,440,000
                   WEST VIRGINIA--0.9%
     4,000,000     Grant County, WV County Commission, Solid Waste Disposal Revenue Bonds (Series 1996), 3.87% CP          4,000,000
                   (Virginia Electric & Power Co.), Mandatory Tender 8/7/2007
                      TOTAL MUNICIPAL INVESTMENTS - 99.6%                                                                441,900,530
                      (AT AMORTIZED COST)5
                      OTHER ASSETS AND LIABILITIES - NET - 0.4%                                                            1,735,737
                      TOTAL NET ASSETS - 100%                                                                          $ 443,636,267

     Securities that are subject to the federal alternative minimum tax (AMT) represent 56.3% of the portfolio as calculated based upon total market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

     At July 31, 2007, the portfolio securities were rated as follows:
     Tier Rating Percentages Based on Total Market Value
     FIRST TIER                                     SECOND TIER
     95.9%                                          4.1%

2    Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2007, these restricted securities amounted to $253,327,583, which represented 57.1% of total net assets.

4 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At July 31, 2007, these liquid restricted securities amounted to $253,327,583, which represented 57.1% of total net assets.

5    Also represents cost for federal tax purposes.


Note: The categories of investments are shown as a percentage of total net assets at July 31, 2007.

INVESTMENT VALUATION

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

The following acronyms are used throughout this portfolio:

 AMBAC   --American Municipal Bond Assurance Corporation
 AMT     --Alternative Minimum Tax
 BANs    --Bond Anticipation Notes
 COL     --Collateralized
 CP      --Commercial Paper
 EDA     --Economic Development Authority
 FGIC    --Financial Guaranty Insurance Company
 FNMA    --Federal National Mortgage Association
 FSA     --Financial Security Assurance
 GNMA    --Government National Mortgage Association
 GTD     --Guaranteed
 HFA     --Housing Finance Authority
 IDA     --Industrial Development Authority
 IDRB(s) --Industrial Development Revenue Bond(s)
 INS     --Insured
 LIQ(s)  --Liquidity Agreement(s)
 LOC     --Letter of Credit
 MERLOTS --Municipal Exempt Receipts -- Liquidity Optional Tender Series
 PCR     --Pollution Control Revenue
 PUTTERs --Puttable Tax-Exempt Receipts
 ROCs    --Reset Option Certificates
 TANs    --Tax Anticipation Notes
 TOBs    --Tender Option Bonds
 TOPS    --Trust Obligation Participating Securities
 VRDNs   --Variable Rate Demand Notes







FEDERATED TAX-FREE TRUST
PORTFOLIO OF INVESTMENTS
July 31, 2007 (unaudited)

  PRINCIPAL     VALUE
  AMOUNT

                   SHORT-TERM MUNICIPALS--99.4%1,2
                   ALABAMA--2.3%
  $  1,000,000 3,4 Alabama State Public School & College Authority, PUTTERs (Series 124) Weekly VRDNs (FGIC            $   1,000,000
                   INS)/(J.P. Morgan Chase & Co. LIQ), 3.670%, 8/2/2007
     2,750,000     Jefferson County, AL Sewer System, Warrants (Series 2002 C-2) Weekly VRDNs (XL Capital Assurance        2,750,000
                   Inc. INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.650%, 8/2/2007
                      TOTAL                                                                                                3,750,000
                   ARIZONA--3.2%
     3,190,000     Maricopa County, AZ, IDA, (Series 2000A) Weekly VRDNs (Gran Victoria Housing LLC)/                      3,190,000
                   (FNMA LOC), 3.640%, 8/2/2007
     2,040,000 3,4 Tucson, AZ Water Revenue, P-Floats (Series EC-1088) VRDNs (FSA INS)/(Merrill Lynch & Co., Inc.          2,040,000
                   LIQ), 3.700%, 8/2/2007
                      TOTAL                                                                                                5,230,000
                   ARKANSAS--6.0%
    10,000,000     Fayetteville, AR Public Facilities Board, (Series 2002) Weekly VRDNs (Butterfield Trail                10,000,000
                   Village)/(U.S. Bank, N.A. LOC), 3.640%, 8/2/2007
                   CALIFORNIA--1.7%
     2,760,000 3,4 Golden State Tobacco Securitization Corp., CA, (MT-400), 3.70% TOBs (Merrill Lynch & Co., Inc.          2,760,000
                   LIQ)/(Merrill Lynch & Co., Inc. LOC), Optional Tender 10/4/2007
                   COLORADO--1.9%
     3,190,000     Triview, CO Metropolitan District, 3.75% TOBs (Compass Bank, Birmingham LOC), Mandatory Tender          3,190,000
                   11/1/2007
                   FLORIDA--0.9%
     1,495,000     Eustis Health Facilities Authority, FL, (Series 1985) Weekly VRDNs (Waterman Medical                    1,495,000
                   Center)/(SunTrust Bank LOC), 3.630%, 8/2/2007
                   ILLINOIS--1.5%
     2,500,000     Illinois State, GO Refunding Bonds (Series 2007B), 5.00% Bonds, 1/1/2008                                2,512,228
                   INDIANA--1.8%
     1,630,000     Portage Township, IN School District, 4.25% TANs, 12/31/2007                                            1,633,111
     1,425,000     St. Joseph County, IN, (Series 2000) Weekly VRDNs (South Bend Medical Foundation)/                      1,425,000
                   (National City Bank LOC), 3.690%, 8/2/2007
                      TOTAL                                                                                                3,058,111
                   MAINE--0.9%
     1,500,000     Maine Health & Higher Educational Facilities Authority, Revenue Bonds (Series 2007A), 4.00%             1,502,635
                   Bonds (AMBAC INS), 7/1/2008
                   MARYLAND--3.1%
     3,000,000 3,4 ABN AMRO MuniTOPS Certificates Trust (Maryland Non-AMT)/(Series 2003-19), 3.67% TOBs (Baltimore,        3,000,000
                   MD)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ), Optional Tender 8/23/2007
       500,000     Baltimore County, MD, (Series 2004) Weekly VRDNs (Quail Ridge Apartments)/(FNMA LOC), 3.630%,             500,000
                   8/2/2007
     1,000,000     Maryland Community Development Administration - Residential Revenue, 2006 (Series M), 3.67%             1,000,000
                   BANs, 9/12/2007
       650,000     Montgomery County, MD, Consolidated Public Improvement BANs (2006 Series B) Daily VRDNs (Dexia            650,000
                   Credit Local LIQ), 3.700%, 8/1/2007
                      TOTAL                                                                                                5,150,000
                   MICHIGAN--5.1%
     1,990,000 3,4 Detroit, MI City School District, Solar Eclipse Certificates (Series 2006-0001), 3.65% TOBs (FSA        1,990,000
                   INS)/(U.S. Bank, N.A. LIQ), Optional Tender 3/6/2008
        80,000 3,4 Detroit, MI City School District, Variable Rate Certificates (Series 2001-P) Weekly VRDNs (FSA             80,000
                   INS)/(Bank of America N.A. LIQ), 3.670%, 8/2/2007
     6,355,500 3,4 Detroit, MI Sewage Disposal System, (Series 2006-BNY 4), 3.80% TOBs (FSA INS)/(Bank of New York         6,355,500
                   LIQ), Optional Tender 9/30/2007
                      TOTAL                                                                                                8,425,500
                   MINNESOTA--7.2%
     6,000,000 3,4 Minneapolis/St. Paul, MN Metropolitan Airports Commission, SGA 127 (Series 2001) Weekly VRDNs           6,000,000
                   (FGIC INS)/(Societe Generale, Paris LIQ), 3.640%, 8/1/2007
     2,000,000     Minnesota State Higher Education Facility Authority, (Series Four-S) Weekly VRDNs (Bethel               2,000,000
                   College and Seminary)/(Allied Irish Banks PLC LOC), 3.690%, 8/1/2007
     2,100,000     Minnesota State Higher Education Facility Authority, (Series Six-H) Weekly VRDNs (St. Thomas            2,100,000
                   University)/(Bank of New York LOC), 3.610%, 8/2/2007
     1,175,000     Robbinsdale, MN, (Series 2004C) Weekly VRDNs (Copperfield Hill)/(LaSalle Bank, N.A. LOC),               1,175,000
                   3.660%, 8/3/2007
       700,000     St. Paul, MN Port Authority, District Heating Revenue Bonds (Series 2003-4 H) Weekly VRDNs                700,000
                   (Dexia Credit Local LOC), 3.650%, 8/1/2007
                      TOTAL                                                                                               11,975,000
                   MISSOURI--1.6%
     2,715,000     Howell County, MO IDA, (Series 1992), 3.85% TOBs (Safeway Inc.)/(Deutsche Bank Trust Co.                2,715,000
                   Americas LOC), Mandatory Tender 8/1/2007
                   MULTI STATE--5.4%
     1,819,609 3,4 ABN AMRO Chicago Corp. 1997-1 LeaseTOPS Trust Weekly VRDNs (LaSalle Bank, N.A. LIQ)/(LaSalle            1,819,609
                   Bank, N.A. LOC), 3.820%, 8/2/2007
     1,860,000 3,4 JPMorgan Chase & Co I-PUTTERs Trust (Series 1750P) Weekly VRDNs (GTD by Texas PSFG                      1,860,000
                   Program)/(AMBAC, FGIC, FSA, MBIA Insurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ) and United
                   States Treasury PRF), 3.860%, 8/2/2007
       725,000 3,4 Puttable Floating Option Tax-Exempt Receipts (P-Floats+ Series EC-001) VRDNs (AMBAC, FGIC, FSA,           725,000
                   MBIA Insurance Corp. INS) and Merrill Lynch & Co., Inc. LIQs), 3.810%, 8/2/2007
     1,795,000 3,4 Puttable Floating Option Tax-Exempt Receipts (P-Floats+ Series EC-002) VRDNs (Merrill Lynch &           1,795,000
                   Co., Inc. LIQ), 3.810%, 8/2/2007
     2,825,000 3,4 TICs/TOCs MuniMae Trust (Series 2002-1M) Weekly VRDNs (MBIA Insurance Corp. INS)/                       2,825,000
                   (GTD by Bayerische Landesbank LIQ), 3.660%, 8/2/2007
                      TOTAL                                                                                                9,024,609
                   NEW JERSEY--1.4%
     2,384,500     Colts Neck Township, NJ, 4.50% BANs, 8/22/2007                                                          2,385,558
                   OHIO--16.2%
     5,000,000     Ashland County, OH, (Series 2005) Weekly VRDNs (Brethren Care, Inc.)/(FirstMerit Bank, N.A.             5,000,000
                   LOC), 3.660%, 8/2/2007
     1,525,000     Bexley, OH, 3.80% BANs, 5/1/2008                                                                        1,525,000
     3,390,000     Cuyahoga County, OH Health Care Facilities, (Series 1999) Weekly VRDNs (Hospice of the Western          3,390,000
                   Reserve)/(Fifth Third Bank, Cincinnati LOC), 3.710%, 8/2/2007
     3,840,000     Cuyahoga County, OH Hospital Authority, (Series 1998-II) Weekly VRDNs (W.O. Walker Center,              3,840,000
                   Inc.)/(AMBAC INS)/(Key Bank, N.A. LIQ), 3.690%, 8/2/2007
     5,730,000     Geauga County, OH, (Series 2001) Weekly VRDNs (Montefiore Housing Corp.)/(Key Bank, N.A. LOC),          5,730,000
                   3.740%, 8/2/2007
     1,600,000     Geauga County, OH, 4.50% BANs, 8/28/2007                                                                1,600,971
     3,840,000     Marion County, OH Health Care Facilities, (Series 2002) Weekly VRDNs (United Church Homes,              3,840,000
                   Inc.)/(Key Bank, N.A. LOC), 3.690%, 8/1/2007
     2,000,000     Seneca County, OH Health Care Facilities, Revenue Refunding and Improvement Bonds (Series 2003)         2,000,000
                   Weekly VRDNs (Good Shepherd Home)/(Fifth Third Bank, Cincinnati LOC), 3.670%, 8/2/2007
                      TOTAL                                                                                               26,925,971
                   OKLAHOMA--5.2%
     8,640,000 3,4 Tulsa, OK International Airport, Variable Rate Certificates (Series 1997B-2) Weekly VRDNs (MBIA         8,640,000
                   Insurance Corp. INS)/(Bank of America N.A. LIQ), 3.670%, 8/2/2007
                   PENNSYLVANIA--7.2%
     1,000,000     Allegheny County, PA IDA, (Series 1992) Weekly VRDNs (Eleven Parkway Center                             1,000,000
                   Associates)/(National City Bank LOC), 3.640%, 8/2/2007
       825,000     Allegheny County, PA IDA, (Series A of 1997) Weekly VRDNs (Jewish Community Center)/                      825,000
                   (National City Bank LOC), 3.690%, 8/2/2007
     1,500,000     Chester County, PA Intermediate Unit, (Series 2003) Weekly VRDNs (PNC Bank, N.A. LOC), 3.660%,          1,500,000
                   8/2/2007
       200,000     Dauphin County, PA IDA, (Series 2005) Weekly VRDNs (WITF, Inc.)/(Citizens Bank of Pennsylvania            200,000
                   LOC), 3.640%, 8/3/2007
     1,495,000 3,4 Delaware Valley, PA Regional Finance Authority, (Series 5005 BBT) Weekly VRDNs (AMBAC                   1,495,000
                   INS)/(Branch Banking & Trust Co. LIQ), 3.660%, 8/2/2007
     4,000,000     Doylestown Hospital Authority, PA, (Series 1998 B) Weekly VRDNs (Doylestown Hospital, PA)/(AMBAC        4,000,000
                   INS)/(PNC Bank, N.A. LIQ), 3.720%, 8/2/2007
     3,000,000     Doylestown Hospital Authority, PA, (Series 1998C) Weekly VRDNs (Doylestown Hospital, PA)/(AMBAC         3,000,000
                   INS)/(PNC Bank, N.A. LIQ), 3.780%, 8/2/2007
                      TOTAL                                                                                               12,020,000
                   TEXAS--12.8%
     6,355,000 3,4 Harris County, TX, (ROCs Series 4056) Weekly VRDNs (Citigroup, Inc. LIQ), 3.670%, 8/2/2007              6,355,000
     6,050,000 3,4 Lower Colorado River Authority, TX, (Series 2000 ZZZ) Weekly VRDNs (FSA INS)/(Wachovia Bank N.A.        6,050,000
                   LIQ), 3.680%, 8/1/2007
     1,000,000     Round Rock ISD, TX Bonds, (GTD by Texas PSFG Program), 2/15/2008                                          980,470
     3,860,000 3,4 San Antonio, TX Electric & Gas System, MERLOTS (Series 2002-A53), 3.65% TOBs (FSA INS)/(Wachovia        3,860,000
                   Bank N.A. LIQ), Optional Tender 8/1/2007
     4,000,000 3,4 Texas Municipal Gas Acquisition & Supply Corp. I, (PA-1462) Weekly VRDNs (Merrill Lynch & Co.,          4,000,000
                   Inc. LIQ), 3.690%, 8/2/2007
                      TOTAL                                                                                               21,245,470
                   VIRGINIA--5.5%
     2,860,000 3,4 Fairfax County, VA, P-Floats (Series EC-1125) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ),             2,860,000
                   3.690%, 8/2/2007
     6,200,000     Henrico County, VA EDA, (Series 2003B) Weekly VRDNs (Westminster-Canterbury of Richmond)/(Branch        6,200,000
                   Banking & Trust Co. LOC), 3.630%, 8/2/2007
                      TOTAL                                                                                                9,060,000
                   WASHINGTON--1.3%
     2,100,000 3,4 Washington State, MERLOTS (Series 2001-A101) Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ),          2,100,000
                   3.680%, 8/1/2007
                   WEST VIRGINIA--3.1%
     5,155,000     Cabell County Commission, WV, (Series 1995) Weekly VRDNs (Foster Foundation)/                           5,155,000
                   (Huntington National Bank, Columbus, OH LOC), 3.810%, 8/2/2007
                   WISCONSIN--4.1%
     2,900,000     Pulaski, WI Community School District, 4.10% TRANs, 9/25/2007                                           2,901,894
     3,900,000     South Milwaukee, WI School District, 4.00% TRANs, 9/19/2007                                             3,901,870
                      TOTAL                                                                                                6,803,764
                      TOTAL MUNICIPAL INVESTMENTS-99.4%                                                                  165,123,846
                      (AT AMORTIZED COST)5
                      OTHER ASSETS AND LIABILITIES - NET - 0.6%                                                              986,399
                      TOTAL NET ASSETS - 100%                                                                          $ 166,110,245

     At July 31, 2007, the Fund holds no securities that are subject to the federal alternative minimum tax (AMT).

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

     At July 31, 2007, the portfolio securities were rated as follows:
     Tier Rating Based on Total Market Value
     FIRST TIER                                    SECOND TIER
     100.0%                                        0.0%

2    Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2007, these restricted securities amounted to $67,610,109, which represented 40.7% of total net assets.

4 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At July 31, 2007, these liquid restricted securities amounted to $67,610,109, which represented 40.7% of total net assets.

5    Also represents cost for federal tax purposes.


Note: The categories of investments are shown as a percentage of total net assets at July 31, 2007.

INVESTMENT VALUATION
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

The following acronyms are used throughout this portfolio:

 AMBAC   --American Municipal Bond Assurance Corporation
 AMT     --Alternative Minimum Tax
 BANs    --Bond Anticipation Notes
 EDA     --Economic Development Authority
 FGIC    --Financial Guaranty Insurance Company
 FNMA    --Federal National Mortgage Association
 FSA     --Financial Security Assurance
 GO      --General Obligation
 GTD     --Guaranteed
 IDA     --Industrial Development Authority
 INS     --Insured
 ISD     --Independent School District
 LIQ(s)  --Liquidity Agreement(s)
 LOC     --Letter of Credit
 MERLOTS --Municipal Exempt Receipts -- Liquidity Optional Tender Series
 PRF     --Prerefunded
 PSFG    --Permanent School Fund Guarantee
 PUTTERs --Puttable Tax-Exempt Receipts
 ROCs    --Reset Option Certificates
 TANs    --Tax Anticipation Notes
 TICs    --Trust Inverse Certificates
 TOBs    --Tender Option Bonds
 TOCs    --Tender Option Certificates
 TOPS    --Trust Obligation Participating Securities
 TRANs   --Tax and Revenue Anticipation Notes
 VRDNs   --Variable Rate Demand Notes








GEORGIA MUNICIPAL CASH TRUST
PORTFOLIO OF INVESTMENTS
July 31, 2007 (unaudited)

  PRINCIPAL     VALUE
  AMOUNT

                   SHORT-TERM MUNICIPALS--102.9%1,2
                   GEORGIA--101.6%
  $ 33,210,000 3,4 ABN AMRO MuniTOPS Certificates Trust (Georgia Non-AMT)/(Series 2000-4) Weekly VRDNs (Atlanta,      $   33,210,000
                   GA Airport General Revenue)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.640%, 8/2/2007
    10,000,000 3,4 ABN AMRO MuniTOPS Certificates Trust (Georgia Non-AMT)/(Series 2004-15) Weekly VRDNs (Fulton           10,000,000
                   County, GA Water & Sewage System)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.660%,
                   8/2/2007
     2,060,000     Albany-Dougherty, GA Payroll Development Authority Weekly VRDNs (Flint River Services,                  2,060,000
                   Inc.)/(Columbus Bank and Trust Co., GA LOC), 3.810%, 8/2/2007
       600,000     Athens-Clarke County, GA IDA, (Series 1997) Weekly VRDNs (Armagh Capital Resource                         600,000
                   LLC)/(Wachovia Bank N.A. LOC), 3.750%, 8/2/2007
     3,535,000     Athens-Clarke County, GA IDA, (Series 2001) Weekly VRDNs (UGA Real Estate Foundation,                   3,535,000
                   Inc.)/(SunTrust Bank LOC), 3.630%, 8/1/2007
     7,915,000 3,4 Atlanta, GA Airport General Revenue, MERLOTS (Series 2004-C14) Weekly VRDNs (FSA INS)/(Wachovia         7,915,000
                   Bank N.A. LIQ), 3.730%, 8/1/2007
     2,305,000 3,4 Atlanta, GA Development Authority, Solar Eclipse (Series 2006-0024) Weekly VRDNs (Georgia State         2,305,000
                   University)/(XL Capital Assurance Inc. INS)/(U.S. Bank, N.A. LIQ), 3.660%, 8/2/2007
     4,500,000 3,4 Atlanta, GA Water & Wastewater, (Series 2006) FR/RI-K2 Weekly VRDNs (FSA INS)/                          4,500,000
                   (Lehman Brothers Holdings, Inc. LIQ), 3.670%, 8/1/2007
    15,400,000     Atlanta, GA Water & Wastewater, (Series 2006), 3.66% CP (Bank of America N.A., Dexia Credit            15,400,000
                   Local, JPMorgan Chase Bank, N.A. and Lloyds TSB Bank PLC, London LOCs), Mandatory Tender
                   11/2/2007
     4,520,000 3,4 Atlanta, GA Water & Wastewater, Variable Rate Certificates (Series 2002A) Weekly VRDNs (MBIA            4,520,000
                   Insurance Corp. INS)/(Bank of America N.A. LIQ), 3.670%, 8/2/2007
     5,630,000 3,4 Atlanta, GA, ROCs (Series 2166) Weekly VRDNs (MBIA Insurance Corp. INS)/(Citigroup, Inc. LIQ),          5,630,000
                   3.670%, 8/2/2007
     1,350,000     Atlanta, GA, Urban Residential Finance Authority, (Series 1995) Weekly VRDNs (West End Housing          1,350,000
                   Development)/(FNMA LOC), 3.730%, 8/2/2007
     8,400,000     Atlanta, GA, Urban Residential Finance Authority, (Series 2006) Weekly VRDNs (Columbia at               8,400,000
                   Sylvan Hills Apartments)/(Wachovia Bank N.A. LOC), 3.730%, 8/2/2007
     5,230,000 3,4 Atlanta, GA, Urban Residential Finance Authority, MERLOTS (Series 2007-C47) Weekly VRDNs (GNMA          5,230,000
                   COL)/(Bank of New York LIQ), 3.730%, 8/1/2007
     4,905,000 3,4 Atlanta, GA, Urban Residential Finance Authority, PT-3318 Weekly VRDNs (City Views at Rosa              4,905,000
                   Burney Park Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC),
                   3.740%, 8/2/2007
     4,760,000     Augusta, GA HFA, (Series 19998) Weekly VRDNs (Sterling Ridge Apartments)/(Regions Bank, Alabama         4,760,000
                   LOC), 3.620%, 8/2/2007
     8,000,000     Bartow County, GA, 4.25% TANs, 12/28/2007                                                               8,009,214
     3,255,000     Bibb County, GA Development Authority, (Series 2003) Weekly VRDNs (Goodwill Industries of               3,255,000
                   Middle Georgia, Inc.)/(Bank of America N.A. LOC), 3.620%, 8/2/2007
     5,440,000     Bibb County, GA Development Authority, (Series 2007) Weekly VRDNs (Covenant Academy,                    5,440,000
                   Inc.)/(Columbus Bank and Trust Co., GA LOC), 3.660%, 8/2/2007
     1,109,000     Brunswick and Glynn County, GA Development Authority, (Series 2007) Weekly VRDNs (Epworth by            1,109,000
                   the Sea, Inc.)/(Columbus Bank and Trust Co., GA LOC), 3.660%, 8/2/2007
     5,000,000     Burke County, GA Development Authority, (Series 2006B-3), 3.75% CP (Oglethorpe Power                    5,000,000
                   Corp.)/(AMBAC INS)/(Rabobank Nederland, Utrecht LIQ), Mandatory Tender 9/10/2007
     2,000,000     Burke County, GA Development Authority, (Series 2006B-4), 3.70% CP (Oglethorpe Power                    2,000,000
                   Corp.)/(AMBAC INS)/(Rabobank Nederland, Utrecht LIQ), Mandatory Tender 10/11/2007
     2,400,000     Carroll County, GA Development Authority, (Series 2001) Weekly VRDNs (Janus Investments                 2,400,000
                   LLC)/(Columbus Bank and Trust Co., GA LOC), 3.750%, 8/2/2007
     6,965,000 3,4 Cherokee County, GA Water & Sewer Authority, MERLOTS (Series 2000 A23) Weekly VRDNs (MBIA               6,965,000
                   Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 3.680%, 8/1/2007
     2,000,000     Clark County, GA Hospital Authority, 4.00% Bonds (MBIA Insurance Corp. INS), 1/1/2008                   2,003,078
     1,500,000     Clayton County, GA Housing Authority, (Series 2000: Villages at Lake Ridge Apartments) Weekly           1,500,000
                   VRDNs (Timber Mills Partners LP)/(Regions Bank, Alabama LOC), 3.730%, 8/2/2007
     8,330,000     Clayton County, GA Housing Authority, (Series 2000A: Summerwind) Weekly VRDNs (Double Winds             8,330,000
                   Ventures LLC)/(FNMA LOC), 3.660%, 8/2/2007
    15,300,000     Clayton County, GA School District, 4.00% TANs, 12/21/2007                                             15,305,767
     4,215,000     Cobb County, GA Development Authority, (Series 2003) Weekly VRDNs (Young Men's Christian                4,215,000
                   Association of Cobb County, GA, Inc.)/(Branch Banking & Trust Co. LOC), 3.650%, 8/2/2007
     8,000,000     Cobb County, GA Housing Authority, (Series 2003) Weekly VRDNs (Woodchase Village                        8,000,000
                   Apartments)/(Regions Bank, Alabama LOC), 3.730%, 8/2/2007
    11,300,000     Cobb County, GA Housing Authority, (Series 2004) Weekly VRDNs (Parkland Manor LP)/                     11,300,000
                   (Wachovia Bank N.A. LOC), 3.730%, 8/2/2007
     7,095,000 3,4 Cobb County, GA Housing Authority, (Series PT-2221) Weekly VRDNs (Hickory Lake                          7,095,000
                   Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.710%, 8/2/2007
       700,000     Cobb County, GA IDA, IDRB (Series 1995) Weekly VRDNs (Consolidated Engineering Co.,                       700,000
                   Inc.)/(Branch Banking & Trust Co. LOC), 3.750%, 8/2/2007
    34,000,000     Cobb County, GA School District, 4.00% TANs, 12/31/2007                                                34,061,179
    22,800,000     Cobb County, GA, (Series 2007), 4.00% TANs, 12/31/2007                                                 22,840,560
     3,570,000     Cobb-Marietta, GA Coliseum & Exhibit Hall Authority, (Series 1996A) Weekly VRDNs (MBIA                  3,570,000
                   Insurance Corp. INS)/(SunTrust Bank LIQ), 3.630%, 8/1/2007
     5,425,000     Columbus, GA Development Authority, (Series 2005A) Weekly VRDNs (Foundation Properties,                 5,425,000
                   Inc.)/(Columbus Bank and Trust Co., GA LOC), 3.650%, 8/2/2007
     8,900,000     Columbus, GA Development Authority, Student Housing & Academic Facilities (Series 2006) Weekly          8,900,000
                   VRDNs (Foundation Properties, Inc.)/(Columbus Bank and Trust Co., GA LOC), 3.660%, 8/2/2007
     4,100,000     Columbus, GA Hospital Authority, (Series 2000) Weekly VRDNs (St. Francis Hospital, Inc.,                4,100,000
                   GA)/(SunTrust Bank LOC), 3.630%, 8/1/2007
     4,325,000     Columbus, GA IDA Industrial & Port Development Commission, (Series 1992) Weekly                         4,325,000
                   VRDNs (Maine Street Village Partnership)/(Columbus Bank and Trust Co., GA LOC), 3.960%,
                   8/2/2007
     6,760,000     Columbus, GA IDA, (Series 2002) Weekly VRDNs (Denim North America LLC)/(Columbus Bank and Trust         6,760,000
                   Co., GA LOC), 3.780%, 8/2/2007
     6,820,000     Crisp County, GA Solid Waste Management Authority, (Series 1998) Weekly VRDNs (FSA                      6,820,000
                   INS)/(Wachovia Bank N.A. LIQ), 3.860%, 8/2/2007
     7,500,000     Dade County, GA IDA, (Series 1997) Weekly VRDNs (Bull Moose Tube Co.)/(U.S. Bank, N.A. LOC),            7,500,000
                   3.810%, 8/2/2007
     8,170,000     Dalton, GA Development Authority, (Series 2003B) Weekly VRDNs (Hamilton Medical Center,                 8,170,000
                   Inc.)/(Bank of America N.A. LOC), 3.620%, 8/2/2007
       895,000     Dawson County, GA Development Authority, (Series 1999) Weekly VRDNs (Impulse Investments                  895,000
                   LLC)/(Wachovia Bank N.A. LOC), 3.730%, 8/2/2007
     1,250,000     Dawson County, GA Development Authority, (Series 2002) Weekly VRDNs (Impulse Manufacturing,             1,250,000
                   Inc.)/(Wachovia Bank N.A. LOC), 3.730%, 8/2/2007
     3,025,000     DeKalb County, GA Development Authority Weekly VRDNs (Lifesouth Community Blood Centers,                3,025,000
                   Inc.)/(SunTrust Bank LOC), 3.630%, 8/1/2007
       900,000     DeKalb County, GA Development Authority, (Series 1992) Weekly VRDNs (American Cancer Society,             900,000
                   GA)/(SunTrust Bank LOC), 3.630%, 8/1/2007
     2,300,000     DeKalb County, GA Development Authority, (Series 1999) Weekly VRDNs (Boy's and Girl's                   2,300,000
                   Clubs)/(SunTrust Bank LOC), 3.630%, 8/1/2007
     6,000,000     DeKalb County, GA MFH Authority, (Series 2004) Weekly VRDNs (Highlands at East Atlanta                  6,000,000
                   Apartments)/(Bank of America N.A. LOC), 3.730%, 8/2/2007
     6,780,000 3,4 DeKalb County, GA Water & Sewer, Floater Certificates (Series 2006-1906) Weekly VRDNs (FSA              6,780,000
                   INS)/(Morgan Stanley LIQ), 3.660%, 8/2/2007
     6,165,000 3,4 DeKalb County, GA Water & Sewer, Floater Certificates (Series 2006-1907) Weekly VRDNs (FSA              6,165,000
                   INS)/(Morgan Stanley LIQ), 3.660%, 8/2/2007
     5,985,000 3,4 DeKalb County, GA Water & Sewer, Solar Eclipse (Series 2006-0074) Weekly VRDNs (FSA INS)/(U.S.          5,985,000
                   Bank, N.A. LIQ), 3.660%, 8/2/2007
     4,235,000     Dougherty County, GA Development Authority, (Series 2001) Weekly VRDNs (Deerfield-Windsor               4,235,000
                   School)/(Regions Bank, Alabama LOC), 3.640%, 8/2/2007
     2,000,000     Douglas County, GA Development Authority, (Series 2002) Weekly VRDNs (Reflek Manufacturing,             2,000,000
                   Inc.)/(Bank of America N.A. LOC), 3.730%, 8/2/2007
     6,900,000     Floyd County, GA Development Authority, (Series 2002) Weekly VRDNs (Darlington                          6,900,000
                   School)/(SunTrust Bank LOC), 3.660%, 8/2/2007
     2,375,000     Forsyth County, GA Development Authority, (Series 2002) Weekly VRDNs (Brama LLC)/                       2,375,000
                   (Wachovia Bank N.A. LOC), 3.730%, 8/2/2007
    10,495,000 3,4 Fulton County, GA Building Authority, PUTTERs (Series 323) Weekly VRDNs (MBIA Insurance Corp.          10,495,000
                   INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.670%, 8/2/2007
    11,700,000 3,4 Fulton County, GA Development Authority, (PA-1477) Weekly VRDNs (Catholic Health East)/(Merrill        11,700,000
                   Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.690%, 8/2/2007
     2,900,000     Fulton County, GA Development Authority, (Series 1998) Weekly VRDNs (Morehouse School of                2,900,000
                   Medicine)/(SunTrust Bank LOC), 3.630%, 8/1/2007
     2,800,000     Fulton County, GA Development Authority, (Series 2001) Weekly VRDNs (Alpharetta Christian               2,800,000
                   Academy, Inc.)/(Wachovia Bank N.A. LOC), 3.680%, 8/2/2007
     2,000,000     Fulton County, GA Development Authority, (Series 2001) Weekly VRDNs (Trinity School,                    2,000,000
                   Inc.)/(SunTrust Bank LOC), 3.630%, 8/1/2007
       900,000     Fulton County, GA Development Authority, (Series 2002) Weekly VRDNs (The Sheltering Arms)/(Bank           900,000
                   of America N.A. LOC), 3.620%, 8/2/2007
     2,500,000     Fulton County, GA Development Authority, (Series 2005) Weekly VRDNs (Mt. Vernon Presbyterian            2,500,000
                   School, Inc.)/(Branch Banking & Trust Co. LOC), 3.650%, 8/2/2007
     4,500,000     Fulton County, GA Development Authority, (Series 2006) Weekly VRDNs (King's Ridge Christian             4,500,000
                   School)/(Branch Banking & Trust Co. LOC), 3.650%, 8/2/2007
     9,055,000     Fulton County, GA Development Authority, (Series 2006) Weekly VRDNs (Mt. Pisgah Christian               9,055,000
                   School, Inc.)/(Bank of North Georgia LOC), 3.660%, 8/2/2007
     4,200,000     Fulton County, GA Development Authority, (Series 2006) Weekly VRDNs (The Weber School,                  4,200,000
                   Inc.)/(Branch Banking & Trust Co. LOC), 3.650%, 8/2/2007
     4,000,000     Fulton County, GA Development Authority, (Series 2007) Weekly VRDNs (First Montessori School of         4,000,000
                   Atlanta, Inc.)/(Branch Banking & Trust Co. LOC), 3.650%, 8/2/2007
     2,200,000     Fulton County, GA IDA Weekly VRDNs (Automatic Data Processing, Inc.), 3.700%, 8/15/2007                 2,200,000
     1,745,000     Fulton County, GA Residential Care Facilities, (Series 2006C) Weekly VRDNs (Lenbrook Square             1,745,000
                   Foundation, Inc.)/(Bank of Scotland, Edinburgh LOC), 3.630%, 8/1/2007
     3,000,000     Gainesville & Hall County, GA Hospital Authority, (Series 2007B) Weekly VRDNs (Northeast                3,000,000
                   Georgia Health System, Inc.)/(MBIA Insurance Corp. INS)/(Landesbank Baden-Wuerttemberg LIQ),
                   3.620%, 8/1/2007
     1,500,000     Gainesville and Hall County, GA Development Authority, (Series 2000) Weekly VRDNs (ATEX,                1,500,000
                   Inc.)/(Wachovia Bank N.A. LOC), 3.730%, 8/2/2007
     8,365,000 3,4 Gainesville, GA Housing Authority, (PT-1985) Weekly VRDNs (Lenox Park Apartments)/                      8,365,000
                   (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.720%, 8/2/2007
     2,000,000     Gainesville, GA Redevelopment Authority, (Series 1999) Weekly VRDNs (Brenau University,                 2,000,000
                   Inc.)/(SunTrust Bank LOC), 3.630%, 8/1/2007
       800,000     Gainesville, GA Redevelopment Authority, Downtown Developments, Ltd (Series 1987) Weekly VRDNs            800,000
                   (Downtown Developments Ltd.)/(Regions Bank, Alabama LOC), 3.720%, 8/1/2007
       900,000     Georgia Ports Authority, (Series 1996A) Weekly VRDNs (Colonel's Island Terminal)/                         900,000
                   (SunTrust Bank LOC), 3.680%, 8/1/2007
     6,500,000     Georgia Ports Authority, (Series 2006) Weekly VRDNs (Garden City Terminal)/(SunTrust Bank LOC),         6,500,000
                   3.630%, 8/1/2007
     2,750,000 3,4 Georgia State HFA, MERLOTS (Series 2001 A-106) Weekly VRDNs (Wachovia Bank N.A. LIQ), 3.730%,           2,750,000
                   8/1/2007
    11,100,000 3,4 Georgia State HFA, MERLOTS (Series B11) Weekly VRDNs (Wachovia Bank N.A. LIQ), 3.730%, 8/1/2007        11,100,000
     1,160,000     Georgia State Municipal Gas Authority, (Series C) Weekly VRDNs (GTD by Bank of America N.A.,            1,160,000
                   Bayerische Landesbank, JPMorgan Chase Bank, N.A. and Wachovia Bank N.A. LOCs), 3.650%, 8/1/2007
     2,710,000     Georgia State Municipal Gas Authority, (Series C) Weekly VRDNs (GTD by Bank of America N.A.,            2,710,000
                   Bayerische Landesbank, JPMorgan Chase Bank, N.A., Landesbank Hessen-Thueringen  and Wachovia
                   Bank N.A. LOCs), 3.650%, 8/1/2007
     7,500,000     Georgia State Road and Tollway Authority, 5.00% GANs, 6/1/2008                                          7,579,971
     4,980,000 3,4 Georgia State Road and Tollway Authority, PT-2019 Weekly VRDNs (GTD by Georgia State)/(Merrill          4,980,000
                   Lynch & Co., Inc. LIQ), 3.680%, 8/2/2007
     6,795,000 3,4 Georgia State Road and Tollway Authority, PUTTERs (Series 1788) Weekly VRDNs (MBIA Insurance            6,795,000
                   Corp. INS)/(J.P. Morgan Chase & Co. LIQ), 3.680%, 8/2/2007
     3,470,000     Georgia State, (Series A), 3.75% Bonds, 4/1/2008                                                        3,473,327
     1,000,000     Georgia State, (Series B), 6.30% Bonds, 3/1/2008                                                        1,015,115
    15,260,000     Georgia State, (Series G), 5.00% Bonds, 10/1/2007                                                      15,294,804
     5,445,000 3,4 Georgia State, GS Trust (Series 2006-85TP) Weekly VRDNs (Wells Fargo & Co. LIQ), 3.670%,                5,445,000
                   8/2/2007
    11,335,000 3,4 Georgia State, P-Floats (Series EC-1018) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.700%,         11,335,000
                   8/2/2007
    25,840,000 3,4 Georgia State, P-Floats (Series EC-1019) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.700%,         25,840,000
                   8/2/2007
    17,775,000 3,4 Georgia State, P-Floats (Series EC-1127) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.700%,         17,775,000
                   8/2/2007
     8,295,000 3,4 Georgia State, P-Floats (Series EC-1135) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.700%,          8,295,000
                   8/2/2007
    12,970,000 3,4 Georgia State, PUTTERs (Series 128) Weekly VRDNs (J.P. Morgan Chase & Co. LIQ), 3.670%,                12,970,000
                   8/2/2007
       330,000     Gwinnett County, GA Development Authority, (Series 1997) Weekly VRDNs (Virgil R. Williams,                330,000
                   Jr.)/(Wachovia Bank N.A. LOC), 3.750%, 8/2/2007
     5,395,000     Gwinnett County, GA Development Authority, (Series 2001) Weekly VRDNs (Gwinnett County,                 5,395,000
                   GA)/(GTD by Landesbank Hessen-Thueringen LIQ), 3.610%, 8/1/2007
     1,700,000     Gwinnett County, GA Development Authority, (Series 2002) Weekly VRDNs (CBD Management                   1,700,000
                   LLC)/(Wachovia Bank N.A. LOC), 3.730%, 8/2/2007
     2,680,000     Gwinnett County, GA Development Authority, (Series 2004) Weekly VRDNs (Pak-Lite, Inc.)/                 2,680,000
                   (Wachovia Bank N.A. LOC), 3.730%, 8/2/2007
    10,240,000     Gwinnett County, GA Hospital Authority, (Series 2007C) Weekly VRDNs (Gwinnett Hospital System,         10,240,000
                   Inc.)/(FSA INS)/(DePfa Bank PLC LIQ), 3.630%, 8/1/2007
    12,000,000     Houston County, GA School District, 5.00% Bonds (GTD by Georgia State), 9/1/2007                       12,013,727
       380,000     Jackson County, GA IDA, (Series 1997) Weekly VRDNs (Mullett Co.)/(Wachovia Bank N.A. LOC),                380,000
                   3.750%, 8/2/2007
     2,600,000     Jefferson, GA Development Authority, (Series 2001) Weekly VRDNs (Building Investment Co.                2,600,000
                   LLC)/(Regions Bank, Alabama LOC), 3.730%, 8/2/2007
     3,630,000     La Grange, GA Housing Authority, Multi-Family Refunding Revenue Bonds (Series 1997) Weekly              3,630,000
                   VRDNs (Greenwood Park)/(Columbus Bank and Trust Co., GA LOC), 3.830%, 8/2/2007
     3,465,000     La Grange, GA Housing Authority, Multi-Family Refunding Revenue Bonds (Series 1997) Weekly              3,465,000
                   VRDNs (Meadow Terrace)/(Columbus Bank and Trust Co., GA LOC), 3.830%, 8/2/2007
     2,830,000     La Grange, GA, MFH Authority, Revenue Bonds, 3.85% TOBs (Lee's Crossing Project Phase                   2,830,000
                   II)/(Columbus Bank and Trust Co., GA LOC), Optional Tender 11/1/2007
     2,650,000     La Grange, GA, MFH Authority, Revenue Bonds, 3.85% TOBs (Lee's Crossing Project Phase                   2,650,000
                   I)/(Columbus Bank and Trust Co., GA LOC), Optional Tender 11/1/2007
     7,770,000 3,4 Marietta, GA Housing Authority, MFH Revenue Bonds (Series 1995) Weekly VRDNs (Chalet                    7,770,000
                   Apartments)/(General Electric Capital Corp. LOC), 3.750%, 8/1/2007
    12,000,000     Metropolitan Atlanta Rapid Transit Authority, GA, (Series 2004A), 3.75% CP (Dexia Credit Local         12,000,000
                   LOC), Mandatory Tender 8/8/2007
     6,105,000 3,4 Metropolitan Atlanta Rapid Transit Authority, GA, PT-4042 Weekly VRDNs (FGIC INS)/                      6,105,000
                   (Dexia Credit Local LIQ), 3.670%, 8/2/2007
       867,000     Milledgeville & Baldwin County, GA Development Authority, (Series 2000) Weekly VRDNs (Vernay              867,000
                   Manufacturing, Inc.)/(U.S. Bank, N.A. LOC), 3.750%, 8/2/2007
     7,000,000     Mitchell County, GA Development Authority, (Series 2006) Weekly VRDNs (First United Ethanol             7,000,000
                   LLC)/(Wachovia Bank N.A. LOC), 3.780%, 8/2/2007
    10,000,000     Monroe County, GA Development Authority, (2nd Series 1995), 3.76% TOBs (Georgia Power Co.),            10,000,000
                   Mandatory Tender 7/1/2008
     4,500,000     Monroe County, GA Development Authority, (Series 2006A), 3.75% CP (Oglethorpe Power                     4,500,000
                   Corp.)/(AMBAC INS)/(Rabobank Nederland, Utrecht LIQ), Mandatory Tender 9/13/2007
     2,850,000     Montgomery County, GA Development Authority, (Series 2001) Weekly VRDNs (Brewton Parker                 2,850,000
                   College, Inc.)/(Regions Bank, Alabama LOC), 3.670%, 8/2/2007
     4,360,000     Newnan, GA Housing Authority, (Series 2002) Weekly VRDNs (Summit Point Apartments)/                     4,360,000
                   (Columbus Bank and Trust Co., GA LOC), 3.710%, 8/2/2007
     1,400,000     Oconee County, GA IDA, (Series 2003) Weekly VRDNs (Athens Academy, Inc.)/(SunTrust Bank LOC),           1,400,000
                   3.630%, 8/1/2007
     1,170,000     Paulding County, GA, Courthouse - Government Complex (Series 2007), 4.00% Bonds (FGIC INS),             1,171,842
                   2/1/2008
    22,000,000     Private Colleges & Universities Facilities of GA, 3.70% CP (Emory University), Mandatory Tender        22,000,000
                   2/14/2008
    18,000,000     Private Colleges & Universities Facilities of GA, 3.70% CP (Emory University), Mandatory Tender        18,000,000
                   9/18/2007
     6,000,000     Private Colleges & Universities Facilities of GA, 3.70% CP (Emory University), Mandatory Tender         6,000,000
                   9/20/2007
     2,935,000 3,4 Rockdale County, GA Water & Sewer, (PUTTERs Series 1342) Weekly VRDNs (FSA INS)/                        2,935,000
                   (JPMorgan Chase Bank, N.A. LIQ), 3.670%, 8/2/2007
     4,600,000     Roswell, GA Housing Authority, MFH Refunding Revenue Bonds (Series 1988A) Weekly VRDNs                  4,600,000
                   (Belcourt Ltd.)/(Northern Trust Co., Chicago, IL LOC), 3.670%, 8/1/2007
     3,000,000     Savannah, GA EDA, (Series 1995A) Weekly VRDNs (Home Depot, Inc.), 3.780%, 8/1/2007                      3,000,000
       705,000     Savannah, GA EDA, (Series 2003C) Weekly VRDNs (Marshes of Skidaway Island)/(BNP Paribas SA                705,000
                   LOC), 3.650%, 8/2/2007
     2,000,000     Tallapoosa, GA Development Authority, (Series 1994) Weekly VRDNs (U.S. Can Co.)/                        2,000,000
                   (Deutsche Bank Trust Co. Americas LOC), 3.900%, 8/3/2007
     1,000,000     Thomasville, GA Payroll Development Authority, (Series 2005A) Weekly VRDNs (American Fresh              1,000,000
                   Foods LP)/(Wachovia Bank N.A. LOC), 3.730%, 8/2/2007
     2,000,000     Wayne County, GA, IDA, (Series 2004) Weekly VRDNs (Great Southern Wood, Inc.)/                          2,000,000
                   (Wachovia Bank N.A. LOC), 3.730%, 8/3/2007
       700,000     Whitfield County, GA Development Authority Weekly VRDNs (Franklin Industries, Inc.)/(Bank of              700,000
                   America N.A. LOC), 3.750%, 8/1/2007
     1,175,000     Whitfield County, GA Development Authority, (Series 1996) Weekly VRDNs (AMC International,              1,175,000
                   Inc.)/(SunTrust Bank LOC), 3.730%, 8/2/2007
     3,000,000     Whitfield County, GA School District, (Series 2007), 4.00% Bonds (GTD by Georgia State),                3,008,123
                   4/1/2008
                      TOTAL                                                                                              761,867,707
                   PUERTO RICO--1.3%
    10,000,000 3,4 Puerto Rico Public Building Authority, DFA Municipal Trust (Series 2007-01) Weekly VRDNs (DePfa        10,000,000
                   Bank PLC LIQ)/(DePfa Bank PLC LOC), 3.660%, 8/2/2007
                      TOTAL MUNICIPAL INVESTMENTS - 102.9%                                                               771,867,707
                      (ATAMORTIZED COST)5
                      OTHER ASSETS AND LIABILITIES - NET - (2.9)%                                                       (22,105,748)
                      TOTAL NET ASSETS - 100%                                                                         $  749,761,959


     Securities that are subject to the federal alternative minimum tax (AMT) represent 20.6% of the portfolio as calculated based upon total market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

     At July 31, 2007, the portfolio securities were rated as follows:
     Tier Rating Percentages Based on Total Market Value
     FIRST TIER                                     SECOND TIER
     99.6%                                          0.4%

2    Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2007, these restricted securities amounted to $275,860,000, which represented 36.8% of total net assets.

4 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At July 31, 2007, these liquid restricted securities amounted to $275,860,000, which represented 36.8% of total net assets.

5    Also represents cost for federal tax purposes.


Note: The categories of investments are shown as a percentage of total net assets at July 31, 2007.

INVESTMENT VALUATION
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

The following acronyms are used throughout this portfolio:

 AMBAC   --American Municipal Bond Assurance Corporation
 AMT     --Alternative Minimum Tax
 COL     --Collateralized
 CP      --Commercial Paper
 EDA     --Economic Development Authority
 FGIC    --Financial Guaranty Insurance Company
 FNMA    --Federal National Mortgage Association
 FSA     --Financial Security Assurance
 GANs    --Grant Anticipation Notes
 GNMA    --Government National Mortgage Association
 GTD     --Guaranteed
 HFA     --Housing Finance Authority
 IDA     --Industrial Development Authority
 IDRB    --Industrial Development Revenue Bond
 INS     --Insured
 LIQ     --Liquidity Agreement
 LOC(s)  --Letter(s) of Credit
 MERLOTS --Municipal Exempt Receipts -- Liquidity Optional Tender Series
 MFH     --Multi-Family Housing
 PUTTERs --Puttable Tax-Exempt Receipts
 ROCs    --Reset Option Certificates
 TANs    --Tax Anticipation Notes
 TOBs    --Tender Option Bonds
 TOPS    --Trust Obligation Participating Securities
 VRDNs   --Variable Rate Demand Notes






MARYLAND MUNICIPAL CASH TRUST
PORTFOLIO OF INVESTMENTS
July 31, 2007 (unaudited)

  PRINCIPAL     VALUE
  AMOUNT

                  SHORT-TERM MUNICIPALS--98.9%1,2
                  MARYLAND-96.9%
  $ 1,000,000 3,4 ABN AMRO MuniTOPS Certificates Trust (Maryland Non-AMT)/(Series 2003-19), 3.67% TOBs (Baltimore,     $   1,000,000
                  MD)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ), Optional Tender 8/23/2007
      875,000     Baltimore County, MD IDA, (Series 1994A), Weekly VRDNs (Pitts Realty LP)/(Bank of New York LOC),           875,000
                  3.700%, 8/2/2007
    2,400,000     Baltimore County, MD IDA, Variable Rate Demand Acquisition Program (Series 1986), Weekly VRDNs           2,400,000
                  (Baltimore Capital Acquisition)/(GTD by Bayerische Landesbank LOC), 3.610%, 8/1/2007
    2,100,000     Baltimore County, MD Port Facility Monthly VRDNs (Occidental Petroleum Corp.)/(BNP Paribas SA            2,100,000
                  LOC), 3.550%, 8/15/2007
    1,250,000     Baltimore County, MD, (1994 Issue), Weekly VRDNs (Direct Marketing Associates, Inc.                      1,250,000
                  Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.830%, 8/1/2007
    4,950,000     Baltimore County, MD, (Series 2004), Weekly VRDNs (Quail Ridge Apartments)/(FNMA LOC), 3.630%,           4,950,000
                  8/2/2007
      300,000     Carroll County, MD, (Series 1995B), Weekly VRDNs (Evapco, Inc.)/(Bank of America N.A. LOC),                300,000
                  3.670%, 8/2/2007
    5,000,000     Carroll County, MD, (Series 1999B), Weekly VRDNs (Fairhaven, Inc./Copper Ridge, Inc.)/                   5,000,000
                  (Radian Asset Assurance INS)/(Branch Banking & Trust Co. LIQ), 3.640%, 8/2/2007
    3,195,000     Harford County, MD EDA, (Series 2001) Weekly VRDNs (Clark Finance LLC)/(Branch Banking & Trust           3,195,000
                  Co. LOC), 3.750%, 8/1/2007
      850,000     Harford County, MD, EDRB (Series 1996) Weekly VRDNs (Citrus and Allied Essences Ltd.)/                     850,000
                  (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.810%, 8/1/2007
    4,100,000     Howard County, MD Economic Development Revenue Board, (Series 2005), Weekly VRDNs (Eight P CPL           4,100,000
                  LLC)/(Comerica Bank LOC), 3.690%, 8/2/2007
    2,500,000 3,4 Maryland Community Development Administration - Housing Revenue, (PA-629R), Weekly VRDNs (Merrill        2,500,000
                  Lynch & Co., Inc. LIQ), 3.690%, 8/2/2007
    2,000,000     Maryland Community Development Administration - Residential Revenue, (2006 Series R), 3.64% BANs,        2,000,000
                  12/14/2007
    5,445,000 3,4 Maryland Community Development Administration - Residential Revenue, MERLOTS (Series 2007-E1),           5,445,000
                  Weekly VRDNs (Wachovia Bank N.A. LIQ), 3.730%, 8/1/2007
    2,070,000 3,4 Maryland Community Development Administration - Residential Revenue, (Series 2004 FR/RI-L59J),           2,070,000
                  Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ), 3.750%, 8/1/2007
    2,000,000     Maryland Community Development Administration - Residential Revenue, (Series 2006N), 3.72% BANs,         2,000,000
                  9/12/2007
    4,000,000 3,4 Maryland Community Development Administration - Residential Revenue, MERLOTS (Series 2007-C54),          4,000,000
                  Weekly VRDNs (Bank of New York LIQ), 3.730%, 8/1/2007
    2,900,000     Maryland IDFA, (Series 1999), 3.80% TOBs (Signature Flight Support Corp.)/(GTD by Bayerische             2,900,000
                  Landesbank LOC), Optional Tender 12/1/2007
    2,935,000     Maryland IDFA, (Series 2002A), Weekly VRDNs (National Aquarium in Baltimore, Inc.)/                      2,935,000
                  (SunTrust Bank LOC), 3.620%, 8/1/2007
    1,970,000     Maryland State Community Development Administration, (Series 1990B), Weekly VRDNs (Cherry Hill           1,970,000
                  Apartment Ltd.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.680%, 8/1/2007
    1,750,000     Maryland State Economic Development Corp., (Series 1998), Weekly VRDNs (Morrison Health Care,            1,750,000
                  Inc.)/(Bank of America N.A. LOC), 3.720%, 8/2/2007
    1,935,000     Maryland State Economic Development Corp., (Series 1999A), Weekly VRDNs (Victor Graphics,                1,935,000
                  Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.810%, 8/3/2007
    1,500,000     Maryland State Economic Development Corp., (Series 2000), Weekly VRDNs (AFCO Cargo BWI II                1,500,000
                  LLC)/(SunTrust Bank LOC), 3.680%, 8/1/2007
    2,425,000     Maryland State Economic Development Corp., (Series 2002), Weekly VRDNs (Mirage-Tucker LLC                2,425,000
                  Facility)/(Wilmington Trust Co. LOC), 3.710%, 8/3/2007
    2,140,000     Maryland State Economic Development Corp., (Series 2005A), Weekly VRDNs (Canusa Hershman                 2,140,000
                  Recycling)/(Wachovia Bank N.A. LOC), 3.730%, 8/3/2007
    1,820,000     Maryland State Economic Development Corp., (Series 2006A), Weekly VRDNs (eMerge,                         1,820,000
                  Inc.)/(Mercantile Safe Deposit & Trust Co., Baltimore LOC), 3.640%, 8/3/2007
    2,185,000     Maryland State Economic Development Corp., (Series 2006B), Weekly VRDNs (eMerge,                         2,185,000
                  Inc.)/(Mercantile Safe Deposit & Trust Co., Baltimore LOC), 3.640%, 8/3/2007
      810,000     Maryland State Health & Higher Educational Facilities Authority, (Series 1998), Weekly VRDNs               810,000
                  (Woodbourne Center, Inc.)/(Mercantile Safe Deposit & Trust Co., Baltimore LOC), 3.660%, 8/7/2007
      750,000     Maryland State Health & Higher Educational Facilities Authority, (Series 2002), Weekly VRDNs               750,000
                  (Holton-Arms School, Inc.)/(SunTrust Bank LOC), 3.630%, 8/1/2007
    5,300,000     Maryland State Health & Higher Educational Facilities Authority, (Series 2004), Weekly VRDNs             5,300,000
                  (Annapolis Life Care, Inc.)/(Citizens Bank of Pennsylvania LOC), 3.630%, 8/2/2007
    1,000,000     Maryland State Health & Higher Educational Facilities Authority, (Series 2006), Weekly VRDNs             1,000,000
                  (Severn School, Inc.)/(Mercantile Safe Deposit & Trust Co., Baltimore LOC), 3.640%, 8/2/2007
    2,700,000     Maryland State Health & Higher Educational Facilities Authority, Maimonides Academy of Baltimore         2,700,000
                  (Series 2005), Weekly VRDNs (Yeshivat Rambam Issue)/(Mercantile Safe Deposit & Trust Co.,
                  Baltimore LOC), 3.660%, 8/3/2007
      800,000     Maryland State IDFA, (Series 2005), Weekly VRDNs (McDonogh School, Inc.)/(Manufacturers & Traders          800,000
                  Trust Co., Buffalo, NY LOC), 3.660%, 8/3/2007
    1,000,000     Maryland State, (2002, Second Series-B), 5.25% Bonds, 2/1/2008                                           1,007,925
    2,315,000 3,4 Maryland State, P-Floats (Series EC-1030), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.700%,         2,315,000
                  8/2/2007
    2,900,000 3,4 Maryland State, P-Floats (Series EC-1072),  VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.700%,               2,900,000
                  8/2/2007
    4,100,000     Montgomery County, MD EDA, (Series 2002), Weekly VRDNs (Institute for Genomic Research,                  4,100,000
                  Inc.)/(Bank of America N.A. LOC), 3.620%, 8/2/2007
    2,000,000     Montgomery County, MD Housing Opportunities Commission, (2006 Series D), 3.57% BANs, 10/26/2007          2,000,000
    1,077,000     Montgomery County, MD Housing Opportunities Commission, (Series 1998 Issue I), Weekly VRDNs              1,077,000
                  (Byron House, Inc. Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.710%,
                  8/7/2007
    1,900,000 3,4 Montgomery County, MD Housing Opportunities Commission, (Series 2004 FR/RI-L5), Weekly VRDNs             1,900,000
                  (Lehman Brothers Holdings, Inc. LIQ), 3.720%, 8/1/2007
      669,000     Montgomery County, MD Weekly VRDNs (Information Systems and Networks Corp.)/(Bank of America N.A.          669,000
                  LOC), 3.900%, 8/1/2007
    2,550,000     Montgomery County, MD, Consolidated Public Improvement BANs (2006 Series B), Daily VRDNs (Dexia          2,550,000
                  Credit Local LIQ), 3.700%, 8/1/2007
    2,075,000 3,4 Montgomery County, MD, P-Floats (Series EC-1062), VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.700%,         2,075,000
                  8/2/2007
    2,000,000 3,4 Northeast MD Waste Disposal Authority, (PT-766), Weekly VRDNs (AMBAC INS)/                               2,000,000
                  (GTD by Landesbank Hessen-Thueringen LIQ), 3.690%, 8/2/2007
    2,350,000 3,4 Prince Georges County, MD, P-Floats (Series  EC-1143), Weekly VRDNs (Merrill Lynch & Co., Inc.           2,350,000
                  LIQ), 3.700%, 8/2/2007
    2,500,000     Washington County, MD Economic Development Revenue Board, (Series 2006), Weekly VRDNs (Packaging         2,500,000
                  Services of Maryland, Inc.)/(Wachovia Bank N.A. LOC), 3.780%, 8/2/2007
    1,220,000     Washington County, MD, (Series 2000), Weekly VRDNs (YMCA of Hagerstown, Inc.)/                           1,220,000
                  (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.660%, 8/3/2007
                     TOTAL                                                                                               105,618,925
                  PUERTO RICO--2.0%
      140,000 3,4 Puerto Rico HFA, (Series 2003 FR/RI-L30J), Weekly VRDNs (GNMA COL)/(Lehman Brothers Holdings,              140,000
                  Inc. LIQ), 3.670%, 8/1/2007
    2,000,000 3,4 Puerto Rico Highway and Transportation Authority, (PT-776), 3.73% TOBs (FGIC INS)/ (Merrill Lynch        2,000,000
                  & Co., Inc. LIQ), Optional Tender 11/15/2007
                     TOTAL                                                                                                 2,140,000
                     TOTAL MUNICIPAL INVESTMENTS-98.9%                                                                   107,758,925
                     (AT AMORTIZED COST)5
                     OTHER ASSETS AND LIABILITIES-NET-1.1%                                                                 1,171,120
                     TOTAL NET ASSETS---100%                                                                           $ 108,930,045


     Securities that are subject to the federal alternative minimum tax (AMT) represent 48.6% of the portfolio as calculated based upon total market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

     At July 31, 2007, the portfolio securities were rated as follows:
     Tier Rating Percentages Based on Total Market Value
     FIRST TIER                                    SECOND TIER
     100.0%                                        0.0%

2    Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2007, these restricted securities amounted to $30,695,000, which represented 28.2% of total net assets.

4 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At July 31, 2007, these liquid restricted securities amounted to $30,695,000, which represented 28.2% of total net assets.

5    Also represents cost for federal tax purposes.


Note:        The categories of investments are shown as a percentage of total net assets at July 31, 2007.


INVESTMENT VALUATION
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.


The following acronyms are used throughout this portfolio:

 AMBAC   --American Municipal Bond Assurance Corporation
 AMT     --Alternative Minimum Tax
 BANs    --Bond Anticipation Notes
 COL     --Collateralized
 EDA     --Economic Development Authority
 EDRB    --Economic Development Revenue Bonds
 FGIC    --Financial Guaranty Insurance Company
 FNMA    --Federal National Mortgage Association
 GNMA    --Government National Mortgage Association
 GTD     --Guaranteed
 HFA     --Housing Finance Authority
 IDA     --Industrial Development Authority
 IDFA    --Industrial Development Finance Authority
 INS     --Insured
 LIQ     --Liquidity Agreement
 LOC     --Letter of Credit
 MERLOTS --Municipal Exempt Receipts -- Liquidity Optional Tender Series
 TOBs    --Tender Option Bonds
 TOPS    --Trust Obligation Participating Securities
 VRDNs   --Variable Rate Demand Notes







MASSACHUSETTS MUNICIPAL CASH TRUST
PORTFOLIO OF INVESTMENTS
July 31, 2007 (unaudited)

  PRINCIPAL     VALUE
  AMOUNT

                   SHORT-TERM MUNICIPALS--99.5%1,2
                   MASSACHUSETTS--94.7%
  $  5,000,000     Boston, MA Water & Sewer Commission, (Series 2006 A), 3.73% CP (Bank of America N.A. LOC),          $   5,000,000
                   Mandatory Tender 10/11/2007
    11,107,000 3,4 Clipper Tax-Exempt Certificates Trust (Massachusetts Non-AMT)/(Series 2000-2), 3.70% TOBs              11,107,000
                   (Massachusetts Turnpike Authority)/(MBIA Insurance Corp. INS)/(State Street Bank and Trust Co.
                   LIQ), Optional Tender 8/1/2007
     3,255,000 3,4 Commonwealth of Massachusetts, 1999 SG 126 Weekly VRDNs (Societe Generale, Paris LIQ), 3.640%,          3,255,000
                   8/2/2007
     2,000,000 3,4 Commonwealth of Massachusetts, MACON (Series 2005C) Weekly VRDNs (AMBAC INS)/                           2,000,000
                   (Bank of America N.A. LIQ), 3.650%, 8/2/2007
     2,970,000 3,4 Commonwealth of Massachusetts, (PA-793) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.640%,           2,970,000
                   8/2/2007
     4,000,000 3,4 Commonwealth of Massachusetts, PUTTERs (Series 1457) Weekly VRDNs (JPMorgan Chase Bank, N.A.            4,000,000
                   LIQ), 3.660%, 8/2/2007
     4,925,000 3,4 Commonwealth of Massachusetts, PUTTERs (Series 343) Weekly VRDNs (XL Capital Assurance Inc.             4,925,000
                   INS)/(J.P. Morgan Chase & Co. LIQ), 3.660%, 8/2/2007
     1,980,000 3,4 Commonwealth of Massachusetts, PUTTERs (Series 443) Weekly VRDNs (FGIC, FSA INS)/ (JPMorgan             1,980,000
                   Chase Bank, N.A. LIQs), 3.660%, 8/2/2007
     2,785,000 3,4 Commonwealth of Massachusetts, Variable Rate Certificates (Series 2001-O) Weekly VRDNs (FSA             2,785,000
                   INS)/(Bank of America N.A. LIQ), 3.650%, 8/2/2007
     3,485,000 3,4 Commonwealth of Massachusetts, Variable Rate Certificates (Series 2002-c) Weekly VRDNs (FSA             3,485,000
                   INS)/(Bank of America N.A. LIQ), 3.650%, 8/2/2007
     6,000,000     Gloucester, MA, 4.00% BANs, 9/21/2007                                                                   6,002,494
     5,000,000     Hanson, MA, 4.25% BANs, 11/15/2007                                                                      5,007,058
     3,407,500     Haverhill, MA, 4.50% BANs, 6/27/2008                                                                    3,426,773
     3,704,725     Hull, MA, 4.25% BANs, 7/11/2008                                                                         3,719,859
     8,000,000     Littleton, MA, 4.00% BANs, 9/27/2007                                                                    8,003,015
     5,745,000     Massachusetts Bay Transportation Authority General Transportation System, (Series 1999) Weekly          5,745,000
                   VRDNs (GTD by Landesbank Baden-Wuerttemberg LIQ), 3.640%, 8/1/2007
    15,000,000 3,4 Massachusetts Bay Transportation Authority General Transportation System, MERLOTS (Series 2000H)       15,000,000
                   Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ), 3.680%, 8/1/2007
     2,700,000 3,4 Massachusetts Bay Transportation Authority General Transportation System, PT-1218 Weekly VRDNs          2,700,000
                   (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ), 3.640%, 8/2/2007
    10,745,000 3,4 Massachusetts Bay Transportation Authority Sales Tax Revenue, (Series 5004 BBT) Weekly VRDNs           10,745,000
                   (Branch Banking & Trust Co. LIQ), 3.660%, 8/2/2007
     1,000,000 3,4 Massachusetts Bay Transportation Authority Sales Tax Revenue, PUTTERs (Series 442) Weekly VRDNs         1,000,000
                   (JPMorgan Chase Bank, N.A. LIQ), 3.660%, 8/2/2007
     5,000,000     Massachusetts Development Finance Agency, (Series1), 3.72% CP (JPMorgan Chase Bank, N.A. LOC),          5,000,000
                   Mandatory Tender 11/8/2007
    18,030,000 3,4 Massachusetts HEFA, (PA-1326) Weekly VRDNs (Emerson Hospital)/(Radian Asset Assurance                  18,030,000
                   INS)/(Merrill Lynch & Co., Inc. LIQ), 3.660%, 8/2/2007
       500,000     Massachusetts HEFA, (Series 2004D) Weekly VRDNs (Cape Cod Healthcare)/(Assured Guaranty Corp.             500,000
                   INS)/(Bank of America N.A. LIQ), 3.650%, 8/2/2007
     2,800,000     Massachusetts HEFA, (Series 2004F) Weekly VRDNs (Winchester Hospital)/(Bank of America N.A.             2,800,000
                   LOC), 3.630%, 8/1/2007
    10,400,000     Massachusetts HEFA, (Series A-1) Weekly VRDNs (Sherrill House)/(Comerica Bank LOC), 3.620%,            10,400,000
                   8/2/2007
     2,860,000     Massachusetts HEFA, (Series B) Weekly VRDNs (Boston Home)/(Citizens Bank of Massachusetts LOC),         2,860,000
                   3.650%, 8/2/2007
     5,262,000     Massachusetts HEFA, (Series EE), 3.68% CP (Harvard University), Mandatory Tender 8/9/2007               5,262,000
    11,000,000     Massachusetts HEFA, (Series EE), 3.72% CP (Harvard University), Mandatory Tender 11/8/2007             11,000,000
     3,000,000     Massachusetts HEFA, (Series EE), 3.77% CP (Harvard University), Mandatory Tender 8/7/2007               3,000,000
     5,505,000 3,4 Massachusetts HEFA, Variable Rate Certificates (Series 2002-D) Weekly VRDNs (Massachusetts              5,505,000
                   Institute of Technology)/(Bank of America N.A. LIQ), 3.670%, 8/2/2007
     5,100,000     Massachusetts IFA, (Series 1992B), 3.76% CP (New England Power Co.), Mandatory Tender 9/10/2007         5,100,000
     5,000,000     Massachusetts IFA, (Series 1992B), 3.77% CP (New England Power Co.), Mandatory Tender 8/7/2007          5,000,000
     5,640,000     Massachusetts IFA, (Series 1995) Weekly VRDNs (Goddard House)/(Bank of America N.A. LOC),               5,640,000
                   3.640%, 8/2/2007
     6,000,000     Massachusetts IFA, (Series 1996) Weekly VRDNs (Governor Dummer Academy)/(Citizens Bank of               6,000,000
                   Massachusetts LOC), 3.650%, 8/2/2007
     3,874,000     Massachusetts IFA, (Series 1996) Weekly VRDNs (Newbury College)/(Bank of America N.A. LOC),             3,874,000
                   3.620%, 8/2/2007
     1,910,000     Massachusetts IFA, (Series 1997) Weekly VRDNs (Massachusetts Society for the Prevention of              1,910,000
                   Cruelty to Animals)/(Bank of America N.A. LOC), 3.610%, 8/2/2007
     3,385,000     Massachusetts School Building Authority, (Series A), 3.65% CP (Bank of Nova Scotia, Toronto             3,385,000
                   LOC), Mandatory Tender 8/6/2007
     6,000,000 3,4 Massachusetts School Building Authority, PUTTERs (Series 1052Z) Weekly VRDNs (FSA INS)/(JPMorgan        6,000,000
                   Chase Bank, N.A. LIQ), 3.660%, 8/2/2007
    11,615,000 3,4 Massachusetts School Building Authority, PUTTERs (Series 1984) Weekly VRDNs (FSA INS)/(J.P.            11,615,000
                   Morgan Chase & Co. LIQ), 3.660%, 8/2/2007
     6,000,000 3,4 Massachusetts School Building Authority, ROCs (Series 613) Weekly VRDNs (FSA INS)/                      6,000,000
                   (Citibank NA, New York LIQ), 3.660%, 8/2/2007
     9,760,000     Massachusetts State Development Finance Agency, (Series 2000) Weekly VRDNs (Wentworth Institute         9,760,000
                   of Technology, Inc.)/(AMBAC INS)/(State Street Bank and Trust Co. LIQ), 3.650%, 8/2/2007
     4,500,000     Massachusetts State Development Finance Agency, (Series 2000) Weekly VRDNs (Worcester                   4,500,000
                   Academy)/(Allied Irish Banks PLC LOC), 3.650%, 8/2/2007
     6,900,000     Massachusetts State Development Finance Agency, (Series 2001A) Weekly VRDNs (Alliance of                6,900,000
                   Massachusetts, Inc.)/(PNC Bank, N.A. LOC), 3.660%, 8/2/2007
     1,700,000     Massachusetts State Development Finance Agency, (Series 2002A) Weekly VRDNs (Assumption                 1,700,000
                   College)/(Bank of New York LOC), 3.650%, 8/1/2007
     9,400,000     Massachusetts State Development Finance Agency, (Series 2003) Weekly VRDNs (Boston College High         9,400,000
                   School)/(Citizens Bank of Massachusetts LOC), 3.650%, 8/1/2007
     3,500,000     Massachusetts State Development Finance Agency, (Series 2004A) Weekly VRDNs (Briarwood                  3,500,000
                   Retirement Community)/(Comerica Bank LOC), 3.620%, 8/2/2007
     4,900,000     Massachusetts State Development Finance Agency, (Series 2005) Weekly VRDNs (Wentworth Institute         4,900,000
                   of Technology, Inc.)/(Radian Asset Assurance INS)/(Bank of New York LIQ), 3.700%, 8/2/2007
     7,860,000     Massachusetts State Development Finance Agency, (Series 2005A) Weekly VRDNs (Suffolk                    7,860,000
                   University)/(Assured Guaranty Corp. INS)/(Citizens Bank of Massachusetts LIQ), 3.670%, 8/1/2007
     3,700,000     Massachusetts State Development Finance Agency, (Series 2006) Daily VRDNs (Melmark New                  3,700,000
                   England)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 3.610%, 8/2/2007
    10,500,000     Massachusetts State Development Finance Agency, (Series 2006) Weekly VRDNs (Becker                     10,500,000
                   College)/(Fifth Third Bank, Cincinnati LOC), 3.630%, 8/2/2007
     5,000,000     Massachusetts State Development Finance Agency, (Series 2006) Weekly VRDNs (Governor Dummer             5,000,000
                   Academy)/(Citizens Bank of Massachusetts LOC), 3.650%, 8/1/2007
     5,200,000     Massachusetts State Development Finance Agency, (Series 2006) Weekly VRDNs (Marine Biological           5,200,000
                   Laboratory)/(JPMorgan Chase Bank, N.A. LOC), 3.650%, 8/2/2007
     6,505,000 3,4 Massachusetts Turnpike Authority, ROCs (Series 536) Weekly VRDNs (MBIA Insurance Corp.                  6,505,000
                   INS)/(Citibank NA, New York LIQ), 3.660%, 8/2/2007
     5,090,000 3,4 Massachusetts Water Pollution Abatement Trust Pool, (PT-1185) Weekly VRDNs (Merrill Lynch & Co.,        5,090,000
                   Inc. LIQ), 3.640%, 8/2/2007
    10,600,000 3,4 Massachusetts Water Pollution Abatement Trust Pool, P-Floats (Series EC-1058) VRDNs (Merrill           10,600,000
                   Lynch & Co., Inc. LIQ), 3.690%, 8/2/2007
    15,400,000 3,4 Massachusetts Water Pollution Abatement Trust Pool, Subordinate, MERLOTS (Series 1999N) Weekly         15,400,000
                   VRDNs (Wachovia Bank N.A. LIQ), 3.680%, 8/1/2007
     3,500,000     Milford, MA, 4.00% BANs, 10/17/2007                                                                     3,503,418
     4,800,000     Salem, MA, 4.50% BANs, 10/23/2007                                                                       4,809,719
     2,000,000     West Springfield, MA, 4.00% BANs, 12/6/2007                                                             2,002,035
     4,815,000     Westfield, MA, 4.25% BANs, 4/3/2008                                                                     4,833,689
     3,200,000     Weymouth, MA, 3.85% BANs, 9/21/2007                                                                     3,200,171
                      TOTAL                                                                                              350,601,231
                   PUERTO RICO--4.8%
    15,525,000 3,4 JPMorgan Chase & Co. I-PUTTERs Trust (Series 1781P) Weekly VRDNs (Assured Guaranty Corp., MBIA         15,525,000
                   Insurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQs), 3.780%, 8/2/2007
     2,400,000 3,4 Puerto Rico Highway and Transportation Authority, GS Pool Trust (Series 2007-36) Weekly VRDNs           2,400,000
                   (Assured Guaranty Corp., FSA INS)/(Goldman Sachs Group, Inc. LIQs), 3.660%, 8/2/2007
                      TOTAL                                                                                               17,925,000
                      TOTAL MUNICIPAL INVESTMENTS -99.5%                                                                 368,526,231
                       (AT AMORTIZED COST)5
                      OTHER ASSETS AND LIABILITIES- NET-0.5%                                                               1,790,546
                      TOTAL NET ASSETS-100%                                                                            $ 370,316,777


     At July 31, 2007, the Fund holds no securities that are subject to the federal alternative minimum tax (AMT).

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

     Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

      At July 31, 2007, the portfolio securities were rated as follows:
      Tier Rating Percentages Based on Total Market Value
      FIRST TIER                                     SECOND TIER
      100.0%                                         0.0%

2    Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2007, these restricted securities amounted to $168,622,000, which represented 45.5% of total net assets.

4 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At July 31, 2007, these liquid restricted securities amounted to $168,622,000, which represented 45.5% of total net assets.

5    Also represents cost for federal tax purposes.


Note:       The categories of investments are shown as a percentage of total net assets at July 31, 2007.

INVESTMENT VALUATION
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.


The following acronyms are used throughout this portfolio:

 AMBAC   --American Municipal Bond Assurance Corporation
 AMT     --Alternative Minimum Tax
 BANs    --Bond Anticipation Notes
 CP      --Commercial Paper
 FGIC    --Financial Guaranty Insurance Company
 FSA     --Financial Security Assurance
 GTD     --Guaranteed
 HEFA    --Health and Education Facilities Authority
 IFA     --Industrial Finance Authority
 INS     --Insured
 LIQ(s)  --Liquidity Agreement(s)
 LOC     --Letter of Credit
 MERLOTS --Municipal Exempt Receipts -- Liquidity Optional Tender Series PUTTERs --Puttable Tax-Exempt Receipts
 ROCs    --Reset Option Certificates
 TOBs    --Tender Option Bonds
 VRDNs   --Variable Rate Demand Notes











MICHIGAN MUNICIPAL CASH TRUST
PORTFOLIO OF INVESTMENTS
July 31, 2007 (unaudited)

    PRINCIPAL                                                                                                                  VALUE
    AMOUNT
                   SHORT-TERM MUNICIPALS--99.0%1,2
                   MICHIGAN--94.4%
  $  5,845,000 3,4 ABN AMRO MuniTOPS Certificates Trust (Michigan Non-AMT)/(Series 2005-2), 3.67% TOBs (Chippewa       $   5,845,000
                   Valley, MI Schools)/(FSA INS)/(ABN AMRO Bank NV, Amsterdam LIQ), Optional Tender 8/23/2007
     2,970,000 3,4 Adrian, MI City School District, ROCs (Series 2124) Weekly VRDNs (FSA INS)/(Citigroup, Inc.             2,970,000
                   LIQ), 3.670%, 8/2/2007
     3,260,000 3,4 Allen Park, MI Public School District, ROCs (Series 4007) Weekly VRDNs (GTD by Michigan                 3,260,000
                   State)/(Citigroup, Inc. LIQ), 3.670%, 8/2/2007
     1,660,000     Auburn Hills, MI EDC, (Series 1995) Weekly VRDNs (Suburban Tool, Inc.)/(Huntington National             1,660,000
                   Bank, Columbus, OH LOC), 4.110%, 8/2/2007
     4,195,000 3,4 BNY Municipal Certificates Trust (Series 2002-BNY3) Weekly VRDNs (Mazda Motor Manufacturing             4,195,000
                   (USA) Corp.)/(Bank of New York LIQ)/(Bank of New York LOC), 3.700%, 8/2/2007
     2,000,000     Cedar Springs Public Schools, MI, 4.10% TANs, 8/21/2007                                                 2,000,477
     1,985,000 3,4 Detroit, MI City School District, Solar Eclipse Certificates (Series 2006-0001), 3.65% TOBs (FSA        1,985,000
                   INS)/(U.S. Bank, N.A. LIQ), Optional Tender 3/8/2008
     1,000,000 3,4 Detroit, MI City School District, Variable Certificates (Series 2002H) Weekly VRDNs (FSA                1,000,000
                   INS)/(Bank of America N.A. LIQ), 3.670%, 8/2/2007
     6,000,000 3,4 Detroit, MI City School District, Variable Rate Certificates (Series 2001-P) Weekly VRDNs (FSA          6,000,000
                   INS)/(Bank of America N.A. LIQ), 3.670%, 8/2/2007
     2,500,000 3,4 Detroit, MI Economic Development Corp., Resource Recovery MERLOTS (Series 2000-A90) Weekly VRDNs        2,500,000
                   (AMBAC INS)/(Wachovia Bank N.A. LIQ), 3.760%, 8/1/2007
    21,634,500 3,4 Detroit, MI Sewage Disposal System, (Series 2006-BNY 4), 3.80% TOBs (FSA INS)/(Bank of New York        21,634,500
                   LIQ), Optional Tender 10/2/2007
     4,995,000 3,4 Detroit, MI Sewage Disposal System, ROCs (Series 903) Weekly VRDNs (MBIA Insurance Corp.                4,995,000
                   INS)/(Citibank NA, New York LIQ), 3.670%, 8/2/2007
     2,450,000     Farmington Hills, MI Economic Development Corp. Weekly VRDNs (Echo Park Learning                        2,450,000
                   Center)/(LaSalle Bank Midwest, N.A. LOC), 3.700%, 8/1/2007
     1,600,000     Grand Rapids, MI IDR Weekly VRDNs (Precision Aerospace, Inc.)/(JPMorgan Chase Bank, N.A. LOC),          1,600,000
                   3.950%, 8/1/2007
     1,570,000     Grand Rapids, MI IDR, (Series 1999) Weekly VRDNs (Kent Quality Foods, Inc.)/(U.S. Bank, N.A.            1,570,000
                   LOC), 3.740%, 8/2/2007
     4,970,000 3,4 Grosse Pointe, MI Public School System, PZ-227 Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co.,            4,970,000
                   Inc. LIQ), 3.680%, 8/2/2007
     3,330,000     Huron County, MI Economic Development Corp., (Series 2001) Weekly VRDNs (Scheurer                       3,330,000
                   Hospital)/(Comerica Bank LOC), 3.660%, 8/2/2007
     5,800,000     Jackson County, MI Hospital Finance Authority, (Series 2006B) Weekly VRDNs (W.A. Foote Memorial         5,800,000
                   Hospital, MI)/(Assured Guaranty Corp. INS)/(Bank of Nova Scotia, Toronto LIQ), 3.630%, 8/2/2007
     2,000,000     Kalamazoo, MI, (Series 2007), 4.25% TANs, 12/1/2007                                                     2,004,218
    12,000,000     Michigan Higher Education Student Loan Authority, (Series X11-B) Weekly VRDNs (AMBAC INS)/(KBC         12,000,000
                   Bank N.V. LIQ), 3.680%, 8/1/2007
     3,100,000     Michigan Job Development Authority Weekly VRDNs (Andersons Project)/(Credit Lyonnais SA LOC),           3,100,000
                   3.900%, 8/1/2007
     6,500,000     Michigan Municipal Bond Authority, (Series 2006B-2), 4.50% RANs (Bank of Nova Scotia, Toronto           6,502,675
                   LOC), 8/20/2007
     5,000,000 3,4 Michigan Municipal Bond Authority, AUSTIN (Series 2002F) Weekly VRDNs (Michigan Municipal Bond          5,000,000
                   Authority Clean Water Revolving Fund)/(Bank of America N.A. LIQ), 3.670%, 8/2/2007
     4,455,000 3,4 Michigan State Building Authority, (PZ-140) Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc.          4,455,000
                   LIQ), 3.680%, 8/2/2007
     1,990,000 3,4 Michigan State Hospital Finance Authority, (PT-732) Weekly VRDNs (Ascension Health Credit               1,990,000
                   Group)/(MBIA Insurance Corp. INS)/(Svenska Handelsbanken, Stockholm LIQ), 3.670%, 8/2/2007
     1,675,000 3,4 Michigan State Hospital Finance Authority, ROCs (Series 588CE) Weekly VRDNs (Henry Ford Health          1,675,000
                   System, MI)/(Citibank NA, New York LIQ)/(Citibank NA, New York LOC), 3.670%, 8/2/2007
     2,100,000     Michigan State Hospital Finance Authority, (Series 1999 A) Weekly VRDNs (Covenant Retirement            2,100,000
                   Communities, Inc.)/(LaSalle Bank, N.A. LOC), 3.610%, 8/2/2007
     8,000,000     Michigan State Hospital Finance Authority, Healthcare Equipment Loan Program Bonds (Series C)           8,000,000
                   Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 3.670%, 8/1/2007
     1,500,000 3,4 Michigan State Hospital Finance Authority, MERLOTS (Series 1997A) Weekly VRDNs (Detroit Medical         1,500,000
                   Center Obligated Group)/(AMBAC INS)/(Wachovia Bank N.A. LIQ), 3.680%, 8/1/2007
     8,200,000     Michigan State Housing Development Authority Weekly VRDNs (Woodland Meadows, MI)/                       8,200,000
                   (JPMorgan Chase Bank, N.A. LOC), 3.790%, 8/1/2007
     5,495,000     Michigan State Housing Development Authority, (Series 2001A) Weekly VRDNs (Sand Creek                   5,495,000
                   Apartments)/(FHLB of Cincinnati LOC), 3.690%, 8/2/2007
       890,000     Michigan State Housing Development Authority, (Series 2001B) Weekly VRDNs (Sand Creek                     890,000
                   Apartments)/(FHLB of Indianapolis LOC), 3.790%, 8/2/2007
     1,000,000     Michigan State Housing Development Authority, (Series 2002A) Weekly VRDNs (Ponds Taylor Limited         1,000,000
                   Dividend Housing Association LLC)/(FNMA LOC), 3.630%, 8/2/2007
     4,000,000     Michigan State Housing Development Authority, (Series 2006B) Weekly VRDNs (River Park Senior            4,000,000
                   Apartments)/(National City Bank LOC), 3.710%, 8/2/2007
     1,885,000     Michigan State Strategic Fund Weekly VRDNs (Anro LLC)/(U.S. Bank, N.A. LOC), 3.780%, 8/2/2007           1,885,000
     6,600,000     Michigan State Strategic Fund Weekly VRDNs (Bishop Creek LLC)/(Comerica Bank LOC), 3.790%,              6,600,000
                   8/2/2007
       600,000     Michigan State Strategic Fund Weekly VRDNs (Bruin Land Holdings LLC)/(Huntington National Bank,           600,000
                   Columbus, OH LOC), 3.910%, 8/2/2007
       780,000     Michigan State Strategic Fund Weekly VRDNs (Dynamic Plastics, Inc.)/(LaSalle Bank Midwest, N.A.           780,000
                   LOC), 4.060%, 8/1/2007
       545,000     Michigan State Strategic Fund Weekly VRDNs (Elbie & Sohn, Inc.)/(LaSalle Bank Midwest, N.A.               545,000
                   LOC), 3.860%, 8/1/2007
     2,135,000     Michigan State Strategic Fund Weekly VRDNs (Elm Plating Co.)/(Comerica Bank LOC), 3.790%,               2,135,000
                   8/2/2007
     1,135,000     Michigan State Strategic Fund Weekly VRDNs (Enprotech Mechanical Services, Inc.)/(La                    1,135,000
                   Salle Bank Midwest, N.A. LOC), 3.860%, 8/1/2007
       750,000     Michigan State Strategic Fund Weekly VRDNs (Moore Flame Cutting)/(LaSalle Bank Midwest, N.A.              750,000
                   LOC), 3.860%, 8/1/2007
     2,025,000     Michigan State Strategic Fund Weekly VRDNs (Peckham Vocational ISD)/(LaSalle Bank, N.A. LOC),           2,025,000
                   3.760%, 8/1/2007
     1,800,000     Michigan State Strategic Fund Weekly VRDNs (Universal Tube, Inc.)/(LaSalle Bank Midwest, N.A.           1,800,000
                   LOC), 3.860%, 8/2/2007
     1,330,000     Michigan State Strategic Fund, (Series 1995) Weekly VRDNs (Bear Lake Associates Project)/(Fifth         1,330,000
                   Third Bank, Michigan LOC), 3.790%, 8/2/2007
       300,000     Michigan State Strategic Fund, (Series 1995) Weekly VRDNs (RSR Project)/(Fifth Third Bank,                300,000
                   Michigan LOC), 3.790%, 8/2/2007
       135,000     Michigan State Strategic Fund, (Series 1996) Weekly VRDNs (ACI Properties LLC Project)/                   135,000
                   (Comerica Bank LOC), 3.790%, 8/2/2007
       440,000     Michigan State Strategic Fund, (Series 1996) Weekly VRDNs (Echo Properties LLC Project)/                  440,000
                   (Comerica Bank LOC), 3.790%, 8/2/2007
       255,000     Michigan State Strategic Fund, (Series 1996) Weekly VRDNs (Inalfa-Hollandia, Inc.)/                       255,000
                   (Comerica Bank LOC), 3.790%, 8/2/2007
       500,000     Michigan State Strategic Fund, (Series 1997) Weekly VRDNs (Enprotech Mechanical Services,                 500,000
                   Inc.)/(LaSalle Bank Midwest, N.A. LOC), 3.860%, 8/1/2007
     1,465,000     Michigan State Strategic Fund, (Series 1998) Weekly VRDNs (Monroe Publishing Co.)/                      1,465,000
                   (Comerica Bank LOC), 3.790%, 8/2/2007
       785,000     Michigan State Strategic Fund, (Series 1998) Weekly VRDNs (Wolverine Leasing)/                            785,000
                   (Huntington National Bank, Columbus, OH LOC), 3.910%, 8/2/2007
       275,000     Michigan State Strategic Fund, (Series 1998) Weekly VRDNs (Wolverine Printing)/                           275,000
                   (Huntington National Bank, Columbus, OH LOC), 3.910%, 8/2/2007
     2,200,000     Michigan State Strategic Fund, (Series 1999) Weekly VRDNs (R.M.D.H. Properties LLC)/                    2,200,000
                   (Huntington National Bank, Columbus, OH LOC), 3.910%, 8/2/2007
     3,360,000     Michigan State Strategic Fund, (Series 2000) Weekly VRDNs (Lee Steel Corp.)/(Comerica Bank LOC),        3,360,000
                   3.790%, 8/2/2007
     8,000,000     Michigan State Strategic Fund, (Series 2003) Weekly VRDNs (Lutheran Social Services of                  8,000,000
                   Michigan)/(Comerica Bank LOC), 3.650%, 8/2/2007
     4,000,000     Michigan State Strategic Fund, (Series 2004) Weekly VRDNs (Red Arrow Dairy LLC)/(Bank of the            4,000,000
                   West, San Francisco, CA LOC), 3.780%, 8/2/2007
     5,949,000     Michigan State Strategic Fund, (Series A) Weekly VRDNs (Teal Run Apartments)/(FHLB of                   5,949,000
                   Indianapolis LOC), 3.690%, 8/2/2007
       742,000     Michigan State Strategic Fund, (Series B) Weekly VRDNs (Teal Run Apartments)/(FHLB of                     742,000
                   Indianapolis LOC), 3.890%, 8/2/2007
     1,515,000     Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Series 1995) Weekly VRDNs (J.R.        1,515,000
                   Automation Technologies)/(Fifth Third Bank, Michigan LOC), 3.950%, 8/2/2007
    12,000,000     Michigan State, (Series A), 4.25% TRANs (DePfa Bank PLC LOC), 9/28/2007                                12,009,318
     7,330,000 3,4 Michigan State, P-Floats (Series EC-1130) Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc.            7,330,000
                   LIQ), 3.690%, 8/2/2007
     2,700,000     Muskegon Heights, MI Public Schools, 4.50% RANs, 8/17/2007                                              2,700,683
     1,760,000     Oakland County, MI EDC, (Series 1998) Weekly VRDNs (Fox Manor, Inc.)/(Allied Irish Banks PLC            1,760,000
                   LOC), 3.760%, 8/2/2007
     6,075,000     Oakland County, MI EDC, (Series 1998) Weekly VRDNs (Lourdes Assisted Living, Inc.)/                     6,075,000
                   (Allied Irish Banks PLC LOC), 3.760%, 8/2/2007
     1,000,000     Washtenaw County, MI, (Series 2006), 3.75% Bonds, 9/1/2007                                              1,000,120
     2,290,000 3,4 Wayne County, MI Airport Authority, (ROCs Series 9009) Weekly VRDNs (Detroit, MI Metropolitan           2,290,000
                   Wayne County Airport)/(MBIA Insurance Corp. INS)/(Citigroup, Inc. LIQ), 3.700%, 8/2/2007
     3,640,000 3,4 Wayne County, MI Airport Authority, MACON (Series 2005T) Weekly VRDNs (Detroit, MI Metropolitan         3,640,000
                   Wayne County Airport)/(MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ), 3.700%, 8/2/2007
     2,290,000 3,4 Wayne County, MI Airport Authority, ROCs (Series 9008) Weekly VRDNs (Detroit, MI Metropolitan           2,290,000
                   Wayne County Airport)/(MBIA Insurance Corp. INS)/(Citigroup, Inc. LIQ), 3.700%, 8/2/2007
     1,300,000     Wayne County, MI, Airport Revenue Refunding Bonds (Series 1996A) Weekly VRDNs (Detroit, MI              1,300,000
                   Metropolitan Wayne County Airport)/(GTD by Bayerische Landesbank LOC), 3.680%, 8/1/2007
                      TOTAL                                                                                              235,577,991
                   PUERTO RICO--4.6%
     9,575,000 3,4 JPMorgan Chase & Co. I-PUTTERs Trust (Series 1780P) Weekly VRDNs (Assured Guaranty Corp., MBIA          9,575,000
                   Insurance Corp. INS) and JPMorgan Chase Bank, N.A. LIQs), 3.780%, 8/2/2007
     2,045,000 3,4 JPMorgan Chase & Co. I- PUTTERs Trust (Series 1781P) Weekly VRDNs (Assured Guaranty Corp., MBIA         2,045,000
                   Insurance Corp. INS) and JPMorgan Chase Bank, N.A. LIQs), 3.780%, 8/2/2007
                      TOTAL                                                                                               11,620,000
                      TOTAL MUNICIPAL INVESTMENTS-99.0%                                                                  247,197,991
                      (AT AMORTIZED COST)5
                      OTHER ASSETS AND LIABILITIES -- NET-1.0%                                                             2,391,773
                      TOTAL NET ASSETS - 100%                                                                          $ 249,589,764

     Securities that are subject to the federal alternative minimum tax (AMT) represent 36.9% of the portfolio as calculated based upon total market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

     Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

     At July 31, 2007, the portfolio securities were rated as follows:
     Tier Rating Percentages Based on Total Market Value
     FIRST TIER                                    SECOND TIER
     98.9%                                         1.1%

2    Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2007, these restricted securities amounted to $101,144,500, which represented 40.5% of total net assets.

4 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At July 31, 2007, these liquid restricted securities amounted to $101,144,500, which represented 40.5% of total net assets.

5    Also represents cost for federal tax purposes.


Note: The categories of investments are shown as a percentage of total net assets at July 31, 2007.

INVESTMENT VALUATION

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

The following acronyms are used throughout this portfolio:

 AMBAC   --American Municipal Bond Assurance Corporation
 AMT     --Alternative Minimum Tax
 EDC     --Economic Development Commission
 FGIC    --Financial Guaranty Insurance Company
 FHLB    --Federal Home Loan Bank
 FNMA    --Federal National Mortgage Association
 FSA     --Financial Security Assurance
 GTD     --Guaranteed
 IDR     --Industrial Development Revenue
 INS     --Insured
 ISD     --Independent School District
 LIQ     --Liquidity Agreement
 LOC     --Letter of Credit
 MERLOTS --Municipal Exempt Receipts -- Liquidity Optional Tender Series PUTTERs --Puttable Tax-Exempt Receipts
 RANs    --Revenue Anticipation Notes
 ROCs    --Reset Option Certificates
 TANs    --Tax Anticipation Notes
 TOBs    --Tender Option Bonds
 TOPS    --Trust Obligation Participating Securities
 TRANs   --Tax and Revenue Anticipation Notes
 VRDNs   --Variable Rate Demand Notes






MINNESOTA MUNICIPAL CASH TRUST
PORTFOLIO OF INVESTMENTS
July 31, 2007 (unaudited)

  PRINCIPAL     VALUE
  AMOUNT

                   SHORT-TERM MUNICIPALS--103.6%1,2
                   MINNESOTA--103.6%
  $ 16,255,000 3,4 ABN AMRO MuniTOPS Certificates Trust (Minnesota Non-AMT)/(Series 2000-8), Weekly VRDNs             $   16,255,000
                   (Minneapolis/St. Paul, MN Metropolitan Airports Commission)/(FGIC INS)/(ABN AMRO Bank NV,
                   Amsterdam LIQ), 3.640%, 8/2/2007
    10,090,000 3,4 ABN AMRO MuniTOPS Certificates Trust (Minnesota Non-AMT)/(Series 2007-7), Weekly VRDNs (Chaska,        10,090,000
                   MN ISD No.112)/(MBIA Insurance Corp. INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.650%, 8/2/2007
     7,225,000     Avon, MN, (Series 1998), Weekly VRDNs (Vesper Corp.)/(Key Bank, N.A. LOC), 3.790%, 8/1/2007             7,225,000
     9,660,000 3,4 Becker, MN, (Series 2005 FR/RI-FP12), Weekly VRDNs (Northern States Power Co., MN)/                     9,660,000
                   (Lehman Brothers Holdings, Inc. SWP), 3.720%, 8/2/2007
     5,840,000     Bemidji, MN IDR, (Series 2006), Daily VRDNs (North Central Door Co. LLC)/(U.S. Bank, N.A. LOC),         5,840,000
                   3.800%, 8/1/2007
     2,855,000     Blaine, MN, IDRBs (Series 1996), Weekly VRDNs (S & S of Minnesota LLC)/(Wells Fargo Bank, N.A.          2,855,000
                   LOC), 3.810%, 8/2/2007
     7,200,000     Center City, MN, (Series 2000), Weekly VRDNs (Hazelden Foundation)/(Allied Irish Banks PLC              7,200,000
                   LOC), 3.640%, 8/2/2007
       805,000     Chanhassen, MN IDA, (Series 1995), Weekly VRDNs (Building Management Group LLC)/                          805,000
                   (Wells Fargo Bank, N.A. LOC), 3.810%, 8/2/2007
     5,065,000     Chaska, MN, (Series 2004), Weekly VRDNs (Lifecore Biomedical, Inc.)/(Marshall & Ilsley Bank,            5,065,000
                   Milwaukee LOC), 3.810%, 8/7/2007
     4,610,000 3,4 Clipper Tax-Exempt Certificates Trust (Minnesota AMT)/(Series 2006-1), Weekly VRDNs (Minnesota          4,610,000
                   State HFA)/(Merrill Lynch & Co., Inc. LIQ), 3.690%, 8/2/2007
     3,400,000     Coon Rapids, MN, (Series 2003A) Weekly VRDNs (Crest Oaks Apartments)/(LaSalle Bank, N.A. LOC),          3,400,000
                   3.750%, 8/3/2007
    14,500,000 3,4 Dakota County & Washington County MN Housing & Redevelopment Authority, MERLOTS (Series J)             14,500,000
                   Weekly VRDNs (United States Treasury COL)/(Wachovia Bank N.A. LIQ), 3.730%, 8/1/2007
    18,680,000 3,4 Dakota County, Washington County & Anoka City, MN Housing & Redevelopment Authority, MERLOTS           18,680,000
                   (Series H), Weekly VRDNs (United States Treasury COL)/(Wachovia Bank N.A. LIQ), 3.730%,
                   8/1/2007
    17,000,000     Duluth, MN, 4.00% TANs, 12/31/2007                                                                     17,026,156
     4,325,000     Eagan, MN, (Series 2003 A-1), Weekly VRDNs (Thomas Lake Place Apartments)/(FNMA LOC), 3.710%,           4,325,000
                   8/2/2007
       410,000     Eden Prairie, MN IDA Weekly VRDNs (Richard W. Cohen)/(Wells Fargo Bank, N.A. LOC), 3.710%,                410,000
                   8/2/2007
       360,000     Eden Prairie, MN IDA, (Series 1996), Weekly VRDNs (Challenge Printing, Inc.)/(U.S. Bank, N.A.             360,000
                   LOC), 3.860%, 8/2/2007
     6,000,000     Eden Prairie, MN MFH, (Series 2003-A), Weekly VRDNs (Eden Prairie, MN Leased Housing Associates         6,000,000
                   LLP)/(LaSalle Bank, N.A. LOC), 3.710%, 8/3/2007
     8,465,000 3,4 Elk River, MN ISD No. 728, PUTTERs (Series 1275), Weekly VRDNs (FSA INS)/                               8,465,000
                   (JPMorgan Chase Bank, N.A. LIQ), 3.670%, 8/2/2007
     1,000,000     Faribault, MN IDA, (Series 2001), Weekly VRDNs (Apogee Enterprises, Inc.)/(Bank of New York             1,000,000
                   LOC), 3.710%, 8/2/2007
     1,685,000     Farmington, MN, (Series 1996), Weekly VRDNs (Lexington Standard Corp.)/(Wells Fargo Bank, N.A.          1,685,000
                   LOC), 3.810%, 8/2/2007
     2,845,000     Hennepin County, MN Housing and Redevelopment Authority Weekly VRDNs (Stone Arch                        2,845,000
                   Apartments)/(FNMA LOC), 3.710%, 8/2/2007
     6,295,000 3,4 Hennepin County, MN, PUTTERs (Series 1792), Weekly VRDNs (J.P. Morgan Chase & Co. LIQ), 3.680%,         6,295,000
                   8/2/2007
     2,250,000     Lake Superior, MN ISD No. 381, (Series A), 4.25% TANs (GTD by Minnesota State), 8/19/2008               2,260,147
     2,000,000     Lino Lakes, MN, (Series 1997), Weekly VRDNs (Taylor Corp.)/(Wells Fargo Bank, N.A. LOC),                2,000,000
                   3.710%, 8/2/2007
     1,340,000     Lino Lakes, MN, (Series 1998), Weekly VRDNs (Molin Concrete Products Co.)/(Wells Fargo Bank,            1,340,000
                   N.A. LOC), 3.810%, 8/2/2007
       500,000     Maplewood, MN, (Series 1997), Weekly VRDNs (Camada Ltd. Partnership)/(Wells Fargo Bank, N.A.              500,000
                   LOC), 3.810%, 8/2/2007
     4,425,000     Mendota Heights, MN, (Series 1999), Weekly VRDNs (St. Thomas Academy)/(Allied Irish Banks PLC           4,425,000
                   LOC), 3.630%, 8/2/2007
     3,245,000     Minneapolis, MN Health Care System, (Series 2005B), Weekly VRDNs (Fairview Health                       3,245,000
                   Services)/(AMBAC INS)/(Royal Bank of Canada, Montreal LIQ), 3.610%, 8/1/2007
       700,000     Minneapolis, MN, (Series 1996) Weekly VRDNs (WNB & Co.)/(U.S. Bank, N.A. LOC), 3.690%, 8/2/2007           700,000
     9,000,000     Minneapolis, MN, Housing Development Revenue Refunding Bonds (Series 1988) Weekly VRDNs                 9,000,000
                   (Symphony Place)/(FHLMC LOC), 3.630%, 8/2/2007
     9,935,000 3,4 Minneapolis/St. Paul, MN Metropolitan Airports Commission, (PT-1174), Weekly VRDNs (FGIC                9,935,000
                   INS)/(Merrill Lynch & Co., Inc. LIQ), 3.690%, 8/1/2007
     2,530,000 3,4 Minneapolis/St. Paul, MN Metropolitan Airports Commission, (PT-2834), Weekly VRDNs (AMBAC               2,530,000
                   INS)/(Dexia Credit Local LIQ), 3.690%, 8/2/2007
     5,940,000 3,4 Minneapolis/St. Paul, MN Metropolitan Airports Commission, (PT-2844), Weekly VRDNs (AMBAC               5,940,000
                   INS)/(Merrill Lynch & Co., Inc. LIQ), 3.690%, 8/2/2007
     5,245,000 3,4 Minneapolis/St. Paul, MN Metropolitan Airports Commission, (PT-4038), Weekly VRDNs (FGIC                5,245,000
                   INS)/(Merrill Lynch & Co., Inc. LIQ), 3.690%, 8/2/2007
     3,610,000 3,4 Minneapolis/St. Paul, MN Metropolitan Airports Commission, (PT-727), Weekly VRDNs (FGIC                 3,610,000
                   INS)/(BNP Paribas SA LIQ), 3.690%, 8/2/2007
     5,255,000 3,4 Minneapolis/St. Paul, MN Metropolitan Airports Commission, ROCs (Series 327), Weekly VRDNs              5,255,000
                   (FGIC INS)/(Citibank NA, New York LIQ), 3.700%, 8/2/2007
     3,420,000 3,4 Minneapolis/St. Paul, MN Metropolitan Airports Commission, ROCs (Series 9007), Weekly VRDNs             3,420,000
                   (AMBAC INS)/(Citigroup, Inc. LIQ), 3.670%, 8/2/2007
       815,000 3,4 Minneapolis/St. Paul, MN Metropolitan Airports Commission, SGA 127 (Series 2001), Weekly VRDNs            815,000
                   (FGIC INS)/(Societe Generale, Paris LIQ), 3.640%, 8/1/2007
     2,065,000     Minneapolis/St. Paul, MN Metropolitan Airports Commission, Subordinate Airport Revenue Bonds            2,077,020
                   (Series 2001D), 5.25% Bonds (FGIC INS), 1/1/2008
     3,700,000     Minnesota Agricultural and Economic Development Board, (Series 1996), Weekly VRDNs (Evangelical         3,700,000
                   Lutheran Good Samaritan Society)/(Allied Irish Banks PLC LOC), 3.660%, 8/2/2007
     2,970,000     Minnesota State HFA, (2006 Series P), 3.578% TOBs, Mandatory Tender 11/29/2007                          2,970,000
     6,000,000     Minnesota State HFA, (2007 Series B), 3.70% BANs, 3/4/2008                                              6,000,000
     1,535,000 3,4 Minnesota State HFA, MERLOTS (Series 2001-B3) Weekly VRDNs (Wachovia Bank N.A. LIQ), 3.730%,            1,535,000
                   8/1/2007
    15,000,000     Minnesota State HFA, (Series 2006K), 3.62% BANs, 11/6/2007                                             15,000,000
    14,000,000     Minnesota State HFA, (Series 2007K), 3.78% BANs, 8/11/2008                                             14,000,000
     1,955,000 3,4 Minnesota State HFA, ROCs (Series 176), Weekly VRDNs (Citibank NA, New York LIQ), 3.700%,               1,955,000
                   8/2/2007
     1,480,000 3,4 Minnesota State HFA, (Series 2002), FR/RI-L35J Weekly VRDNs (Lehman Brothers Holdings, Inc.             1,480,000
                   LIQ), 3.750%, 8/1/2007
       500,000     Minnesota State Higher Education Facility Authority, (Series Five-L), Weekly VRDNs (University            500,000
                   of St. Thomas)/(Allied Irish Banks PLC LOC), 3.610%, 8/1/2007
     2,555,000     Minnesota State Higher Education Facility Authority, (Series Five-S), Weekly VRDNs (William             2,555,000
                   Mitchell College of Law)/(U.S. Bank, N.A. LOC), 3.610%, 8/2/2007
     3,500,000     Minnesota State Higher Education Facility Authority, (Series Six-E2), Weekly VRDNs (Hamline             3,500,000
                   University of Minnesota)/(Harris, N.A. LOC), 3.630%, 8/2/2007
     2,000,000     Minnesota State Higher Education Facility Authority, (Series Six-H), Weekly VRDNs (St. Thomas           2,000,000
                   University)/(Bank of New York LOC), 3.610%, 8/2/2007
     5,000,000     Minnesota State Higher Education Facility Authority, (Series Six-J2), Weekly VRDNs (Augsburg            5,000,000
                   College)/(Harris, N.A. LOC), 3.630%, 8/2/2007
    12,180,000 3,4 Minnesota State, (PT-3718), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.680%, 8/2/2007             12,180,000
     2,005,000     Minnesota State, 5.00% Bonds, 8/1/2008                                                                  2,029,243
     3,395,000     Minnesota Tax and Aid Anticipation Borrowing Program, Series 2006, 4.50% TANs (GTD by Minnesota         3,397,858
                   State), 9/5/2007
     5,900,000     Minnetonka, MN, MFH Revenue Refunding Bonds (Series 1995), Weekly VRDNs (Southampton Apartments         5,900,000
                   (MN))/(National Bank of Canada, Montreal LOC), 3.690%, 8/2/2007
     1,490,000     Mountain Iron-Buhl, MN ISD No. 712, 4.25% TRANs (GTD by Minnesota State), 8/26/2008                     1,496,705
     1,130,000     New Hope, MN Weekly VRDNs (Paddock Labs)/(U.S. Bank, N.A. LOC), 3.860%, 8/2/2007                        1,130,000
     2,685,000 3,4 Northern Municipal Power Agency, MN, ROCs (Series 32), Weekly VRDNs (FSA INS)/                          2,685,000
                   (Citibank NA, New York LIQ), 3.670%, 8/2/2007
       600,000     Onamia, MN ISD No. 480, 4.40% TANs (GTD by Minnesota State), 9/3/2007                                     600,339
       540,000     Plymouth, MN Weekly VRDNs (Nuaire, Inc.)/(Wells Fargo Bank, N.A. LOC), 3.810%, 8/2/2007                   540,000
     4,965,000     Plymouth, MN, (Series 2003), Weekly VRDNs (Harbor Lane Apartments)/(FNMA LOC), 3.710%, 8/2/2007         4,965,000
     4,560,000     Plymouth, MN, (Series 2003), Weekly VRDNs (Parkside Apartments)/(FNMA LOC), 3.640%, 8/2/2007            4,560,000
     9,500,000     Ramsey County, MN Housing and Redevelopment Authority, (Series 2003 A), Weekly VRDNs (Gateway           9,500,000
                   Apartments LP)/(LaSalle Bank, N.A. LOC), 3.710%, 8/3/2007
     4,040,000     Red Wing, MN ISD No. 256, (Series 2006A), 4.50% TANs (GTD by Minnesota State), 9/3/2007                 4,042,276
     3,980,000     Red Wing, MN Port Authority, (Series 2006), Weekly VRDNs (Food Service Specialties)/(U.S. Bank,         3,980,000
                   N.A. LOC), 3.810%, 8/2/2007
     3,500,000     Rochester, MN MFH, (Series 2003A), Weekly VRDNs (Eastridge Estates)/(FNMA LOC), 3.690%,                 3,500,000
                   8/2/2007
     1,200,000     Rockford, MN, (Series 1999), Weekly VRDNs (Minnesota Diversified Products, Inc.)/(Wells Fargo           1,200,000
                   Bank, N.A. LOC), 3.710%, 8/2/2007
     1,195,000     Savage, MN, (Series 1998), Weekly VRDNs (Fabcon, Inc.)/(LaSalle Bank, N.A. LOC), 3.790%,                1,195,000
                   8/2/2007
     6,000,000     Seaway Port Authority of Duluth, MN, (Series of 2000), Weekly VRDNs (St. Lawrence Cement                6,000,000
                   Inc.)/(Wachovia Bank N.A. LOC), 3.710%, 8/2/2007
     2,715,000     Shakopee, MN Hospital Finance Authority Weekly VRDNs (St. Francis Regional Medical                      2,715,000
                   Center)/(Wells Fargo Bank, N.A. LOC), 3.610%, 8/2/2007
    18,100,000     Southern Minnesota Municipal Power Agency, 3.78% CP, Mandatory Tender 11/6/2007                        18,100,000
    13,445,000 3,4 Southern Minnesota Municipal Power Agency, ROCs (Series 189 II), Weekly VRDNs (AMBAC                   13,445,000
                   INS)/(Citibank NA, New York LIQ), 3.670%, 8/2/2007
     2,500,000     St. Anthony, MN, (Series 2007), Weekly VRDNs (Landings at Silver Lake Village)/(LaSalle Bank,           2,500,000
                   N.A. LOC), 3.710%, 8/3/2007
     2,190,000     St. Joseph, MN, Vicwest (Series 2002), Weekly VRDNs (St. Joe Development LLC)/(U.S. Bank, N.A.          2,190,000
                   LOC), 3.860%, 8/7/2007
     6,260,000     St. Louis Park, MN, (Series 2002A), Weekly VRDNs (West Suburban Partners VII LP)/                       6,260,000
                   (LaSalle Bank, N.A. LOC), 3.750%, 8/3/2007
     1,600,000     St. Louis Park, MN, (Series 2003), Weekly VRDNs (Westwind Apartments)/(FNMA LOC), 3.640%,               1,600,000
                   8/2/2007
     1,995,000     St. Michael, MN, (Series 1999), Weekly VRDNs (TC/American Monorail, Inc.)/(Wells Fargo Bank,            1,995,000
                   N.A. LOC), 3.710%, 8/2/2007
     2,300,000     St. Paul, MN Housing & Redevelopment Authority Weekly VRDNs (District Cooling St Paul,                  2,300,000
                   Inc.)/(Dexia Credit Local LOC), 3.720%, 8/1/2007
     1,600,000     St. Paul, MN Housing & Redevelopment Authority, (1995 Series I) Weekly VRDNs (District Cooling          1,600,000
                   St Paul, Inc.)/(Dexia Credit Local LOC), 3.720%, 8/1/2007
     5,000,000 3,4 St. Paul, MN Housing & Redevelopment Authority, (PA-1434), Weekly VRDNs (Health Partners                5,000,000
                   Obligated Group)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.690%,
                   8/2/2007
     4,805,000 3,4 St. Paul, MN Housing & Redevelopment Authority, ROCs (Series 569CE), Weekly VRDNs (Health East,         4,805,000
                   Inc.)/(Citibank NA, New York LIQ)/(Citibank NA, New York LOC), 3.670%, 8/2/2007
     5,000,000     St. Paul, MN Housing & Redevelopment Authority, (Series 2005C), Weekly VRDNs (University                5,000,000
                   Carleton Development LP)/(LaSalle Bank, N.A. LOC), 3.710%, 8/3/2007
     4,820,000     St. Paul, MN Housing & Redevelopment Authority, (Series 2006A), Weekly VRDNs (Gateway                   4,820,000
                   Apartments LP)/(LaSalle Bank, N.A. LOC), 3.710%, 8/3/2007
     3,000,000     St. Paul, MN Port Authority, (2003-13-Series T), Weekly VRDNs (District Cooling St Paul,                3,000,000
                   Inc.)/(Dexia Credit Local LOC), 3.720%, 8/1/2007
     1,200,000     St. Paul, MN Port Authority, (Series 1998A), Weekly VRDNs (Bix Fruit Co.)/(Marshall & Ilsley            1,200,000
                   Bank, Milwaukee LOC), 4.010%, 8/2/2007
     1,000,000     St. Paul, MN Port Authority, District Heating Revenue Bonds (Series 2003-4 H), Weekly VRDNs             1,000,000
                   (Dexia Credit Local LOC), 3.650%, 8/1/2007
     2,500,000     St. Paul, MN Port Authority, Variable Rate Demand IDRBs (Series 1998A), Weekly VRDNs (National          2,500,000
                   Checking Co.)/(U.S. Bank, N.A. LOC), 3.940%, 8/2/2007
       880,000     Stillwater, MN, (Series 2002A), Weekly VRDNs (Curve Crest Villa)/(LaSalle Bank, N.A. LOC),                880,000
                   3.750%, 8/3/2007
     1,925,000     Waite Park, MN, (Series 2000), Weekly VRDNs (Ben's Tool & Ironworks)/(Wells Fargo Bank, N.A.            1,925,000
                   LOC), 3.810%, 8/2/2007
     1,960,000     Warroad, MN ISD No. 690, 5.00% TANs (GTD by Minnesota State), 8/3/2007                                  1,960,113
     1,800,000     White Bear Lake, MN, (Series 2004), Weekly VRDNs (Pinehurst Investments LLC)/(LaSalle Bank,             1,800,000
                   N.A. LOC), 3.750%, 8/3/2007
     1,285,000     Winnebago, MN, (Series 1999), Weekly VRDNs (Dixie Carbonic, Inc.)/(JPMorgan Chase Bank, N.A.            1,285,000
                   LOC), 3.650%, 8/1/2007
                      TOTAL MUNICIPAL INVESTMENTS -103.6%                                                                433,869,857
                       (AT AMORTIZED COST)5
                      OTHER ASSETS AND LIABILITIES-NET-(3.6%)                                                           (15,169,804)
                      TOTAL NET ASSETS-100%                                                                           $  418,700,053

     Securities that are subject to the federal alternative minimum tax (AMT) represent 52.1% of the portfolio as calculated based upon total market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities.

     Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

     At July 31, 2007, the portfolio securities were rated as follows:
     Tier Rating Percentages Based on Total Market Value
     FIRST TIER                                    SECOND TIER
     100.0%                                        0.0%

2    Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2007, these restricted securities amounted to $168,390,000, which represented 40.2% of total net assets.

4 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At July 31, 2007, these liquid restricted securities amounted to $168,390,000, which represented 40.2% of total net assets.

 5 Also represents cost for federal tax purposes.



Note:        The categories of investments are shown as a percentage of total net assets at July 31, 2007.

INVESTMENT VALUATION
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.


The following acronyms are used throughout this portfolio:

 AMBAC   --American Municipal Bond Assurance Corporation
 AMT     --Alternative Minimum Tax
 BANs    --Bond Anticipation Notes
 COL     --Collateralized
 CP      --Commercial Paper
 FGIC    --Financial Guaranty Insurance Company
 FHLMC   --Federal Home Loan Mortgage Corporation
 FNMA    --Federal National Mortgage Association
 FSA     --Financial Security Assurance
 GTD     --Guaranteed
 HFA     --Housing Finance Authority
 IDA     --Industrial Development Authority
 IDR     --Industrial Development Revenue
 IDRBs   --Industrial Development Revenue Bonds
 INS     --Insured
 ISD     --Independent School District
 LIQ     --Liquidity Agreement
 LOC     --Letter of Credit
 MERLOTS --Municipal Exempt Receipts -- Liquidity Optional Tender Series
 MFH     --Multi-Family Housing
 PUTTERs --Puttable Tax-Exempt Receipts
 ROCs    --Reset Option Certificates
 SWP     --Swap Agreement
 TANs    --Tax Anticipation Notes
 TOBs    --Tender Option Bonds
 TOPS    --Trust Obligation Participating Securities
 TRANs   --Tax and Revenue Anticipation Notes
 VRDNs   --Variable Rate Demand Notes







NEW JERSEY MUNICIPAL CASH TRUST
PORTFOLIO OF INVESTMENTS
July 31, 2007 (unaudited)

  PRINCIPAL     VALUE
  AMOUNT

                   SHORT-TERM MUNICIPALS--99.3%1,2
                   NEW JERSEY--88.1%
  $  2,500,000     Audubon, NJ School District, 4.25% GANs, 9/6/2007                                                   $   2,501,115
     4,010,000     Barrington, NJ, (Series 2007A), 4.00% BANs, 1/23/2008                                                   4,013,702
     2,636,700     Beachwood, NJ, 4.00% BANs, 8/31/2007                                                                    2,637,248
     2,500,000     Bergen County, NJ Improvement Authority, Shared DPW Facility Lease Revenue Project Notes, 4.25%         2,509,156
                   BANs (GTD by Bergen County, NJ), 4/30/2008
     2,285,000     Berlin Boro, NJ, (Series 2006B), 4.00% BANs, 9/13/2007                                                  2,285,940
     1,423,500     Bridgeton, NJ, 4.25% BANs, 3/7/2008                                                                     1,425,984
     2,630,167     Bridgeton, NJ, 4.50% BANs, 3/7/2008                                                                     2,633,928
     9,900,000 3,4 Delaware River Port Authority Revenue, MERLOTS (Series 2000B-4) Weekly VRDNs (FGIC                      9,900,000
                   INS)/(Wachovia Bank N.A. LIQ), 3.710%, 8/1/2007
     2,014,000     Edgewater Park, NJ, (Series 2006A), 4.00% BANs, 6/27/2008                                               2,016,802
     1,029,500     Emerson, NJ, 4.50% BANs, 8/15/2007                                                                      1,029,728
     1,800,000     Essex Fells, NJ, 4.25% BANs, 10/12/2007                                                                 1,801,882
     1,122,000     Hanover Township, NJ, 4.25% BANs, 7/10/2008                                                             1,126,566
     1,493,394     High Bridge Borough, NJ, 4.25% BANs, 7/25/2008                                                          1,497,184
     5,000,000     Hoboken, NJ, 3.90% TANs, 8/17/2007                                                                      5,000,107
     4,000,000     Hoboken, NJ, 4.25% BANs, 9/14/2007                                                                      4,002,321
     4,724,320     Leonia, NJ, 4.00% BANs, 2/27/2008                                                                       4,731,129
     2,269,900     Lodi, NJ, 4.00% BANs, 1/18/2008                                                                         2,272,137
     2,160,000     Lopatcong, NJ, 4.25% BANs, 9/19/2007                                                                    2,161,480
     2,609,500     Mansfield Township, NJ, 4.00% BANs, 4/23/2008                                                           2,614,064
     1,846,000     Matawan Borough, NJ, 4.00% BANs, 4/9/2008                                                               1,848,689
     4,700,000     Medford Township, NJ, 4.00% BANs, 7/30/2008                                                             4,708,999
     1,500,000     Middlesex County, NJ PCFA Weekly VRDNs (FMC Gold Co.)/(Wachovia Bank N.A. LOC), 3.680%, 8/2/2007        1,500,000
     2,546,000     Montville Township, NJ, 4.00% BANs, 9/21/2007                                                           2,547,041
     2,400,000     Mount Ephraim, NJ Board of Education, 4.25% GANs, 10/5/2007                                             2,402,265
     3,275,000     Mount Holly Township, NJ, (Series 2007A), 4.125% BANs, 2/15/2008                                        3,279,863
     2,400,000     Mount Holly Township, NJ, (Series 2007B), 4.125% BANs, 7/11/2008                                        2,404,026
     1,435,000     New Jersey EDA Daily VRDNs (Jewish Community Center of Middlesex County)/(Commerce Bank N.A.,           1,435,000
                   Cherry Hill, NJ LOC), 3.660%, 8/3/2007
     1,485,000     New Jersey EDA Daily VRDNs (Maroukian Realty LLC)/(Commerce Bank N.A., Cherry Hill, NJ LOC),            1,485,000
                   3.760%, 8/3/2007
     3,525,000     New Jersey EDA Weekly VRDNs (Baptist Home Society of New Jersey)/(Valley National Bank, Passaic,        3,525,000
                   NJ LOC), 3.730%, 8/2/2007
     3,953,000     New Jersey EDA Weekly VRDNs (Meridan Health Care)/(Manufacturers & Traders Trust Co., Buffalo,          3,953,000
                   NY LOC), 3.710%, 8/1/2007
       995,000     New Jersey EDA, (2000 Project) Weekly VRDNs (Fisk Alloy Wire, Inc. and Affiliates)/                       995,000
                   (Wachovia Bank N.A. LOC), 3.730%, 8/2/2007
       430,000     New Jersey EDA, (Series 1992D-1) Weekly VRDNs (Danlin Corp.)/(BNP Paribas SA LOC), 3.740%,                430,000
                   8/2/2007
     1,975,000     New Jersey EDA, (Series 1992L) Weekly VRDNs (Kent Place School)/(BNP Paribas SA LOC), 3.670%,           1,975,000
                   8/2/2007
     2,525,000     New Jersey EDA, (Series 1995) Weekly VRDNs (Thermal Energy I LP)/(JPMorgan Chase Bank, N.A.             2,525,000
                   LOC), 3.630%, 8/1/2007
     3,500,000     New Jersey EDA, (Series 1997) Weekly VRDNs (Phoenix Realty Partners)/(Wachovia Bank N.A. LOC),          3,500,000
                   3.680%, 8/1/2007
     6,600,000     New Jersey EDA, (Series 1997) Weekly VRDNs (Thermal Energy I LP)/(JPMorgan Chase Bank, N.A.             6,600,000
                   LOC), 3.630%, 8/1/2007
       700,000     New Jersey EDA, (Series 1997) Weekly VRDNs (UJA Federation of Bergan County and North Hudson,             700,000
                   Inc.)/(Bank of New York LOC), 3.660%, 8/7/2007
    11,500,000     New Jersey EDA, (Series 1998) Daily VRDNs (Mount Olive Industrial Realty Co. LLC)/(Bank of New         11,500,000
                   York LOC), 3.700%, 8/1/2007
       830,000     New Jersey EDA, (Series 1998) Weekly VRDNs (Deutscher Realty Co. LLC)/(JPMorgan Chase Bank, N.A.          830,000
                   LOC), 3.950%, 8/2/2007
     9,235,000     New Jersey EDA, (Series 1998A) Weekly VRDNs (Jewish Home at Rockleigh)/(Allied Irish Banks PLC          9,235,000
                   LOC), 3.620%, 8/3/2007
     1,100,000     New Jersey EDA, (Series 1998B) Weekly VRDNs (Jewish Home at Rockleigh)/(Allied Irish Banks PLC          1,100,000
                   LOC), 3.620%, 8/3/2007
     3,540,000     New Jersey EDA, (Series 1999) Daily VRDNs (VOADV Property, Inc.)/(Commerce Bank N.A., Cherry            3,540,000
                   Hill, NJ LOC), 3.660%, 8/3/2007
       860,000     New Jersey EDA, (Series 1999) Weekly VRDNs (Richmond Industries, Inc. and Richmond Realty                 860,000
                   LLC)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 3.760%, 8/3/2007
     1,500,000     New Jersey EDA, (Series 2001) Weekly VRDNs (Temple Emanuel of the Pascack Valley)/                      1,500,000
                   (PNC Bank, N.A. LOC), 3.660%, 8/3/2007
     2,780,000     New Jersey EDA, (Series 2001) Weekly VRDNs (Village School for Children, Inc.)/(Valley National         2,780,000
                   Bank, Passaic, NJ LOC), 3.670%, 8/2/2007
     3,000,000     New Jersey EDA, (Series 2002) Daily VRDNs (Bancroft NeuroHealth)/(Commerce Bank N.A., Cherry            3,000,000
                   Hill, NJ LOC), 3.610%, 8/2/2007
     5,000,000     New Jersey EDA, (Series 2005) Weekly VRDNs (Princeton Day School, Inc.)/(Bank of New York LOC),         5,000,000
                   3.620%, 8/1/2007
     3,460,000     New Jersey EDA, (Series 2006A) Daily VRDNs (Presbyterian Homes Assisted Living Obligated                3,460,000
                   Group)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 3.610%, 8/2/2007
       420,000     New Jersey EDA, (Series A) Weekly VRDNs (325 Midland Avenue LLC & Wearbest Sil-Tex Ltd.)/(Bank            420,000
                   of New York LOC), 3.750%, 8/2/2007
     3,100,000 3,4 New Jersey EDA, GS Trust (Series 2006-78G) Weekly VRDNs (Gloucester Marine Terminal)/                   3,100,000
                   (GTD by Goldman Sachs Group, Inc.)/(Goldman Sachs Group, Inc. LIQ), 3.710%, 8/2/2007
    10,395,000 3,4 New Jersey EDA, School Facilities Construction PUTTERs (Series 1246Q) Weekly VRDNs (FSA                10,395,000
                   INS)/(J.P. Morgan Chase & Co. LIQ), 3.670%, 8/2/2007
     6,200,000 3,4 New Jersey Environmental Infrastructure Trust, (Series 2001-JPMC-6) Weekly VRDNs (J.P. Morgan           6,200,000
                   Chase & Co. LIQ), 3.660%, 8/1/2007
     4,500,000 3,4 New Jersey Health Care Facilities Financing Authority, (PA-1427) Weekly VRDNs (South Jersey             4,500,000
                   Hospital, Inc.)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.660%,
                   8/2/2007
    12,150,000     New Jersey Health Care Facilities Financing Authority, (Series 2002) Daily VRDNs (RWJ Health           12,150,000
                   Care Corp. at Hamilton)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 3.610%, 8/2/2007
     5,730,000     New Jersey Health Care Facilities Financing Authority, (Series 2004A-1) Weekly VRDNs (Bayshore          5,730,000
                   Community Hospital, NJ)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 3.610%, 8/2/2007
     5,500,000     New Jersey Health Care Facilities Financing Authority, (Series 2005) Daily VRDNs (Recovery              5,500,000
                   Management Systems, Inc.)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 3.610%, 8/2/2007
     6,600,000     New Jersey Health Care Facilities Financing Authority, (Series A-2) Weekly VRDNs (Christian             6,600,000
                   Health Care Center)/(Valley National Bank, Passaic, NJ LOC), 3.620%, 8/2/2007
     5,185,000 3,4 New Jersey Health Care Facilities Financing Authority, MERLOTS (Series 2001-A100) Weekly VRDNs          5,185,000
                   (Jersey City Medical Center)/(AMBAC INS)/(Wachovia Bank N.A. LIQ), 3.680%, 8/1/2007
     5,800,000 3,4 New Jersey Health Care Facilities Financing Authority, PUTTERs (Series 1063) Weekly VRDNs (New          5,800,000
                   Jersey Department of Human Services)/(AMBAC INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.650%,
                   8/2/2007
       415,000 3,4 New Jersey Housing & Mortgage Financing Authority, MERLOTS (Series 2000 A2) Weekly VRDNs (MBIA            415,000
                   Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 3.730%, 8/1/2007
       900,000     New Jersey State Educational Facilities Authority, (Series 200D) Weekly VRDNs (Institute for              900,000
                   Defense Analyses)/(AMBAC INS)/(Wachovia Bank N.A. LIQ), 3.630%, 8/2/2007
     1,485,000 3,4 New Jersey State Transportation Trust Fund Authority, (PZ-139) Weekly VRDNs (FGIC, FSA INS) and         1,485,000
                   Merrill Lynch & Co., Inc. LIQs), 3.660%, 8/2/2007
    16,300,000 3,4 New Jersey State Transportation Trust Fund Authority, (Series 5012-BBT) Weekly VRDNs (FSA              16,300,000
                   INS)/(Branch Banking & Trust Co. LIQ), 3.670%, 8/2/2007
     5,825,000 3,4 New Jersey State Transportation Trust Fund Authority, Class A Certificates (Series 3027) Weekly         5,825,000
                   VRDNs (AMBAC INS)/(Bear Stearns Cos., Inc. LIQ), 3.670%, 8/2/2007
     6,630,000 3,4 New Jersey State Transportation Trust Fund Authority, GS Trust (Series 2007-68Z) Weekly VRDNs           6,630,000
                   (AMBAC, FGIC, FSA INS) and Goldman Sachs Group, Inc. LIQs), 3.690%, 8/2/2007
     9,155,000 3,4 New Jersey State Transportation Trust Fund Authority, GS Trust (Series 2007-81Z) Weekly VRDNs           9,155,000
                   (AMBAC INS)/(Goldman Sachs Group, Inc. LIQ), 3.670%, 8/2/2007
    17,505,000 3,4 New Jersey State Transportation Trust Fund Authority, MERLOTS (Series 2006-B3) Weekly VRDNs            17,505,000
                   (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 3.680%, 8/1/2007
     3,000,000 3,4 New Jersey State Transportation Trust Fund Authority, PUTTERs (Series 1403) Weekly VRDNs (MBIA          3,000,000
                   Insurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.650%, 8/2/2007
     3,035,000 3,4 New Jersey State Transportation Trust Fund Authority, ROCs (Series 632) Weekly VRDNs (FGIC              3,035,000
                   INS)/(Citigroup, Inc. LIQ), 3.680%, 8/2/2007
     2,590,000 3,4 New Jersey State Transportation Trust Fund Authority, ROCs (Series 684Z) Weekly VRDNs (AMBAC            2,590,000
                   INS)/(Citibank NA, New York LIQ), 3.670%, 8/2/2007
     2,200,000     New Milford, NJ, 4.00% TANs, 2/15/2008                                                                  2,202,235
     5,375,000 3,4 Newark, NJ Housing Authority, Class A Certificates (Series 2007-303) Weekly VRDNs (Port                 5,375,000
                   Authority-Port Newark Marine Terminal)/(MBIA Insurance Corp. INS)/(Bear Stearns Cos., Inc. LIQ),
                   3.660%, 8/2/2007
    15,605,000 3,4 Newark, NJ Housing Authority, (PT-1590) Weekly VRDNs (Georgie King Village Apartments)/                15,605,000
                   (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.720%, 8/2/2007
     2,950,000     Passaic, NJ Parking Authority, (Series 2007), 4.25% RANs (GTD by Passaic, NJ), 5/23/2008                2,956,866
     3,000,000     Pilesgrove Township, NJ, 4.25% BANs, 8/30/2007                                                          3,001,197
     1,518,149     Pine Beach, NJ, 4.00% BANs, 12/14/2007                                                                  1,520,041
     2,740,000 3,4 Port Authority of New York and New Jersey, (PT-3560) Weekly VRDNs (FGIC INS)/(Dexia Credit Local        2,740,000
                   LIQ), 3.660%, 8/2/2007
    10,000,000     Port Authority of New York and New Jersey, (Series 1991-4/5) Weekly VRDNs, 3.660%, 8/7/2007            10,000,000
     4,400,000 3,4 Port Authority of New York and New Jersey, (Series PA-1377R) Weekly VRDNs (Merrill Lynch & Co.,         4,400,000
                   Inc. LIQ), 3.670%, 8/2/2007
     4,500,000 3,4 Port Authority of New York and New Jersey, EAGLES (Series 2007-47) Weekly VRDNs (FGIC                   4,500,000
                   INS)/(Bayerische Landesbank LIQ), 3.680%, 8/2/2007
     2,250,000 3,4 Port Authority of New York and New Jersey, MERLOTS (Series 2000 B5) Weekly VRDNs (JFK                   2,250,000
                   International Air Terminal LLC)/(MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 3.730%,
                   8/1/2007
     5,000,000 3,4 Port Authority of New York and New Jersey, ROCs (Series 664) Weekly VRDNs (Citibank NA, New York        5,000,000
                   LIQ), 3.660%, 8/2/2007
     1,661,550     Ridgefield, NJ, 4.00% BANs, 4/10/2008                                                                   1,664,307
     1,075,450     Seaside Heights Borough, NJ, (Series 2007A), 4.25% BANs, 2/8/2008                                       1,077,724
     2,300,000     Seaside Heights Borough, NJ, (Series C), 4.25% BANs, 12/6/2007                                          2,303,852
     2,142,770     Somerdale Borough, NJ, (Series 2007A), 4.00% BANs, 4/4/2008                                             2,145,830
     1,550,000     South Brunswick, NJ, Tax Appeal Refunding Notes, 4.00% RANs, 2/21/2008                                  1,551,915
    13,940,000 3,4 Tobacco Settlement Financing Corp., NJ, (MT-359) Weekly VRDNs (Merrill Lynch & Co., Inc.               13,940,000
                   LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.670%, 8/2/2007
    20,360,000 3,4 Tobacco Settlement Financing Corp., NJ, (MT-392) Weekly VRDNs (Merrill Lynch & Co., Inc.               20,360,000
                   LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.670%, 8/2/2007
     5,145,000 3,4 Tobacco Settlement Financing Corp., NJ, (PA-1284) Weekly VRDNs (Merrill Lynch & Co., Inc.               5,145,000
                   LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.660%, 8/2/2007
    18,980,000 3,4 Tobacco Settlement Financing Corp., NJ, PUTTERs (Series 1734B) Weekly VRDNs (J.P. Morgan Chase &       18,980,000
                   Co. LIQ)/(United States Treasury PRF), 3.670%, 8/2/2007
     2,092,800     Wallington, NJ, 4.50% BANs, 8/17/2007                                                                   2,093,418
     6,000,000     Washington Borough, NJ, 4.00% BANs, 11/30/2007                                                          6,001,944
     1,595,000     West Cape May, NJ, 4.25% BANs, 10/5/2007                                                                1,596,505
     1,713,000     West New York, NJ, 4.25% BANs, 6/27/2008                                                                1,717,471
     8,000,000     Wildwood, NJ, 4.375% BANs, 5/9/2008                                                                     8,023,985
     1,800,000     Wood-Ridge Borough, NJ, 4.00% TANs, 2/15/2008                                                           1,801,865
     5,000,000     Woodbury, NJ School District, 4.00% GANs, 12/5/2007                                                     5,004,142
                      TOTAL                                                                                              430,157,653
                   NEW YORK--6.8%
       100,000     Port Authority of New York and New Jersey, Adjustable Versatile Structure Obligations (Series 5)          100,000
                   Daily VRDNs, 3.640%, 8/1/2007
     2,640,000     Port Authority of New York and New Jersey, Equipment Note Agreement (Series 2006-6) Weekly              2,640,000
                   VRDNs, 3.680%, 8/2/2007
     1,020,000     Port Authority of New York and New Jersey, Equipment Note Agreement (Series 2006-7) Weekly              1,020,000
                   VRDNs, 3.760%, 8/2/2007
    20,000,000 3,4 Port Authority of New York and New Jersey, Floater Certificates (Series 2006-1928) Weekly VRDNs        20,000,000
                   (Morgan Stanley LIQ), 3.640%, 8/2/2007
     9,470,000 3,4 Port Authority of New York and New Jersey, PUTTERs (Series 1546) Weekly VRDNs (JPMorgan Chase           9,470,000
                   Bank, N.A. LIQ), 3.650%, 8/2/2007
                      TOTAL                                                                                               33,230,000
                   PUERTO RICO-4.4%
    21,750,000 3,4 Puerto Rico Public Building Authority, DFA Municipal Trust (Series 2007-01) Weekly VRDNs (DePfa        21,750,000
                   Bank PLC LIQ)/(DePfa Bank PLC LOC), 3.660%, 8/2/2007
                      TOTAL MUNICIPAL INVESTMENTS ---99.3%                                                               485,137,653
                      (AT AMORTIZED COST)5
                      OTHER ASSETS AND LIABILITIES --- NET --- 0.7%                                                        3,336,844
                      TOTAL NET ASSETS --- 100%                                                                        $ 488,474,497

     Securities that are subject to the federal alternative minimum tax (AMT) represent 12.0% of the portfolio as calculated based upon total market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

     Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

     At July 31, 2007, the portfolio securities were rated as follows:

     Tier Rating Percentages Based on Total Market Value
     FIRST TIER                                    SECOND TIER
     93.9%                                         6.1%

2    Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2007, these restricted securities amounted to $260,535,000, which represented 53.3% of total net assets.

4 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At July 31, 2007, these liquid restricted securities amounted to $260,535,000, which represented 53.3% of total net assets.

5    Also represents cost for federal tax purposes.


Note: The categories of investments are shown as a percentage of total net assets at July 31, 2007.

INVESTMENT VALUATION
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

The following acronyms are used throughout this portfolio:

 AMBAC   --American Municipal Bond Assurance Corporation
 BANs    --Bond Anticipation Notes
 EDA     --Economic Development Authority
 FGIC    --Financial Guaranty Insurance Company
 FSA     --Financial Security Assurance
 GANs    --Grant Anticipation Notes
 GTD     --Guaranteed
 INS     --Insured
 LIQ(s)  --Liquidity Agreement(s)
 LOC     --Letter of Credit
 MERLOTS --Municipal Exempt Receipts -- Liquidity Optional Tender Series
 PCFA    --Pollution Control Finance Authority
 PRF     --Prerefunded
 PUTTERs --Puttable Tax-Exempt Receipts
 RANs    --Revenue Anticipation Notes
 ROCs    --Reset Option Certificates
 TANs    --Tax Anticipation Notes
 VRDNs   --Variable Rate Demand Notes







NEW YORK MUNICIPAL CASH TRUST
PORTFOLIO OF INVESTMENTS
July 31, 2007 (unaudited)

    PRINCIPAL                                                                                                                  VALUE
    AMOUNT
                   SHORT-TERM MUNICIPALS--99.4%1,2
                   NEW JERSEY--1.2%
  $  5,000,000 3,4 ABN AMRO MuniTOPS Certificates Trust (New York/New Jersey AMT)/(Series 2006-87) Weekly VRDNs      $     5,000,000
                   (Port Authority of New York and New Jersey)/(FSA INS)/(ABN AMRO Bank NV, Amsterdam LIQ),
                   3.690%, 8/2/2007
    10,000,000 3,4 Port Authority of New York and New Jersey, ROCs (Series 664) Weekly VRDNs (Citibank NA, New            10,000,000
                   York LIQ), 3.660%, 8/2/2007
                      TOTAL                                                                                               15,000,000
                   NEW YORK--96.3%
     8,500,000     Albany City School District, NY, 4.00% RANs, 10/17/2007                                                 8,506,847
     5,700,000     Amherst, NY IDA, (Series 2006B) Weekly VRDNs (Daemen College)/(Radian Asset Assurance                   5,700,000
                   INS)/(Manufacturers & Traders Trust Co., Buffalo, NY LIQ), 3.670%, 8/2/2007
     3,755,000     Cattaraugus County, NY IDA, (Series 1999A) Weekly VRDNs (Gernatt Asphalt Products,                      3,755,000
                   Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.760%, 8/2/2007
     2,665,000     Cayuga County, NY IDA, (Series 1998) Weekly VRDNs (NFR Northeast, Inc.)/(Citizens Bank of               2,665,000
                   Pennsylvania LOC), 3.760%, 8/1/2007
    12,505,000     Clinton County, NY IDA, (Series 2007B) Weekly VRDNs (Champlain Valley Physicians Hospital              12,505,000
                   Medical Center)/(Radian Asset Assurance INS)/(Key Bank, N.A. LIQ), 3.650%, 8/2/2007
     4,850,000     Dunkirk, NY, 4.25% BANs, 9/13/2007                                                                      4,852,807
     8,750,000     Elmira, NY City School District, 4.00% BANs, 3/20/2008                                                  8,768,692
     4,700,000     Erie County, NY IDA, (Series 2002: Civic Facility Revenue Bonds) Weekly VRDNs (People,                  4,700,000
                   Inc.)/(Key Bank, N.A. LOC), 3.690%, 8/2/2007
     3,810,000     Erie County, NY IDA, IDRB (Series 1994) Weekly VRDNs (Servotronics, Inc. Project)/(Bank of              3,810,000
                   America N.A. LOC), 3.810%, 8/2/2007
     1,750,000 3,4 GS Pool Trust (Series 2006-55TP) Weekly VRDNs (IXIS Financial Products Inc. INS)/                       1,750,000
                   (Goldman Sachs Group, Inc. LIQ), 3.710%, 8/2/2007
     5,519,353     Geneva, NY, (Series 2007A), 4.00% BANs, 5/22/2008                                                       5,531,341
     5,590,000     Hempstead (town), NY IDA MFH, (Series 2006) Weekly VRDNs (Hempstead Village Housing Associates          5,590,000
                   LP)/(JPMorgan Chase Bank, N.A. LOC), 3.690%, 8/2/2007
    25,000,000 3,4 Hudson Yards Infrastructure Corp. NY, EAGLES (Series 2007-0030) Weekly VRDNs (FGIC                     25,000,000
                   INS)/(Landesbank Hessen-Thueringen LIQ), 3.660%, 8/2/2007
    11,900,000 3,4 Hudson Yards Infrastructure Corp. NY, Floater Certificates (Series 2006-1896) Weekly VRDNs             11,900,000
                   (FGIC INS)/(Morgan Stanley LIQ), 3.650%, 8/2/2007
     8,027,606     Ithaca, NY, (Series 2007A), 4.00% BANs, 1/17/2008                                                       8,041,953
    10,317,749     Ithaca, NY, 4.50% BANs, 8/3/2007                                                                       10,318,163
    14,385,000     Jamestown, NY City School District, 4.00% BANs, 7/10/2008                                              14,414,962
     3,699,200     Lakeland, NY CSD of Shrub Oak, 4.25% BANs, 9/6/2007                                                     3,701,309
     7,000,000     Livingston County, NY, 4.50% BANs, 8/2/2007                                                             7,000,139
     9,055,000     Madison County, NY IDA, (Series 1999A) Weekly VRDNs (Cazenovia College)/                                9,055,000
                   (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.710%, 8/2/2007
     3,400,000     Madison County, NY IDA, (Series A) Weekly VRDNs (Owl Wire and Cable)/(Key Bank, N.A. LOC),              3,400,000
                   3.760%, 8/1/2007
     5,995,000 3,4 Metropolitan Transportation Authority, NY, (PA-1027) Weekly VRDNs (MTA Transportation                   5,995,000
                   Revenue)/(AMBAC INS)/(Merrill Lynch & Co., Inc. LIQ), 3.650%, 8/2/2007
    11,005,000 3,4 Metropolitan Transportation Authority, NY, (Series 2007-55) Weekly VRDNs (FSA INS)/                    11,005,000
                   (ABN AMRO Bank NV, Amsterdam LIQ), 3.660%, 8/2/2007
    12,650,000 3,4 Metropolitan Transportation Authority, NY, Floater Certificates (Series 2006-1942) Weekly              12,650,000
                   VRDNs (MTA Transportation Revenue)/(MBIA Insurance Corp. INS)/(Morgan Stanley LIQ), 3.650%,
                   8/2/2007
    10,000,000 3,4 Metropolitan Transportation Authority, NY, MERLOTS (Series 2000F) Weekly VRDNs (FGIC                   10,000,000
                   INS)/(Wachovia Bank N.A. LIQ), 3.680%, 8/1/2007
     9,395,000 3,4 Metropolitan Transportation Authority, NY, MERLOTS (Series 1997C) Weekly VRDNs (FGIC                    9,395,000
                   INS)/(Wachovia Bank N.A. LIQ), 3.680%, 8/1/2007
     5,656,500 3,4 Metropolitan Transportation Authority, NY, Piper Variable Certificates (Series 2002F) Weekly            5,656,500
                   VRDNs (MTA Transportation Revenue)/(AMBAC INS)/(Bank of New York LIQ), 3.660%, 8/2/2007
    14,535,000 3,4 Metropolitan Transportation Authority, NY, ROCs (Series 7024) Weekly VRDNs (MTA Dedicated Tax          14,535,000
                   Fund)/(MBIA Insurance Corp. INS)/(Citigroup, Inc. LIQ), 3.660%, 8/2/2007
     8,000,000     Mineola, NY Union Free School District, 4.00% BANs, 1/18/2008                                           8,013,302
     1,505,000     Monroe County, NY IDA, (Series 2000) Weekly VRDNs (Eldre Corp.)/(JPMorgan Chase Bank, N.A.              1,505,000
                   LOC), 3.950%, 8/2/2007
     1,640,000     Monroe County, NY IDA, (Series 2004) Weekly VRDNs (Al Sigl Center for Rehabilitation Agencies,          1,640,000
                   Inc. Civic Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.700%, 8/2/2007
     7,190,000     Monroe County, NY IDA, (Series 2005) Weekly VRDNs (Cherry Ridge Independent Living, LLC)/(HSBC          7,190,000
                   Bank USA LOC), 3.620%, 8/2/2007
     4,700,000     Monroe County, NY IDA, (Series 2005) Weekly VRDNs (YMCA of Greater Rochester)/                          4,700,000
                   (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.660%, 8/2/2007
     9,730,000     Nassau County, NY IDA, (Series 2005) Weekly VRDNs (North Shore Hebrew Academy High                      9,730,000
                   School)/(Comerica Bank LOC), 3.650%, 8/2/2007
     9,935,000 3,4 Nassau County, NY IDA, ROCs (Series 738CE) Weekly VRDNs (Mill River Residences)/                        9,935,000
                   (Citibank NA, New York LIQ)/(Citibank NA, New York LOC), 3.710%, 8/2/2007
    10,000,000     New Rochelle, NY IDA, (Series 2006: West End Phase I Facility) Weekly VRDNs (180 Union Avenue          10,000,000
                   Owner LP)/(Citibank NA, New York LOC), 3.710%, 8/2/2007
     9,820,000     New York City, NY IDA, (Series 2000) Weekly VRDNs (Jewish Board of Family and Children's                9,820,000
                   Services, Inc.)/(Allied Irish Banks PLC LOC), 3.630%, 8/1/2007
    14,300,000     New York City, NY IDA, (Series 2000) Weekly VRDNs (Jewish Community Center on the Upper West           14,300,000
                   Side, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.660%, 8/2/2007
     4,700,000     New York City, NY IDA, (Series 2000) Weekly VRDNs (National Center on Addiction and Substance           4,700,000
                   Abuse at Columbia University)/(JPMorgan Chase Bank, N.A. LOC), 3.680%, 8/2/2007
     1,195,000     New York City, NY IDA, (Series 2001) Weekly VRDNs (Village Community School)/                           1,195,000
                   (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.700%, 8/2/2007
     5,845,000     New York City, NY IDA, (Series 2003) Weekly VRDNs (Professional Children's School)/                     5,845,000
                   (Wachovia Bank N.A. LOC), 3.660%, 8/2/2007
     5,255,000     New York City, NY IDA, (Series 2004) Weekly VRDNs (Seamen's Society for Children and                    5,255,000
                   Families)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 3.670%, 8/2/2007
     5,415,000     New York City, NY IDA, (Series 2004) Weekly VRDNs (Super-Tek Products, Inc.)/(Citibank NA, New          5,415,000
                   York LOC), 3.700%, 8/2/2007
     7,400,000     New York City, NY IDA, (Series 2004A) Weekly VRDNs (Institute for Community Living,                     7,400,000
                   Inc.)/(HSBC Bank USA LOC), 3.670%, 8/2/2007
     2,245,000     New York City, NY IDA, (Series 2005) Weekly VRDNs (French Institute-Alliance Francaise de New           2,245,000
                   York-Federation of French Alliances in the United States)/(Manufacturers & Traders Trust Co.,
                   Buffalo, NY LOC), 3.700%, 8/2/2007
     2,875,000     New York City, NY IDA, (Series 2006) Weekly VRDNs (Spence-Chapin Services to Families and               2,875,000
                   Children)/(Allied Irish Banks PLC LOC), 3.650%, 8/2/2007
     8,525,000     New York City, NY IDA, (Series 2007) Weekly VRDNs (Congregation Lev Bais Yaakov)/(Key Bank,             8,525,000
                   N.A. LOC), 3.670%, 8/2/2007
     3,500,000     New York City, NY IDA, IDRBs (Series 2003) Weekly VRDNs (Novelty Crystal Corp.)/(Commerce Bank          3,500,000
                   N.A., Cherry Hill, NJ LOC), 3.750%, 8/2/2007
     7,750,000     New York City, NY IDA, Liberty Revenue Bonds (Series 2004 A) Weekly VRDNs (One Bryant Park              7,750,000
                   LLC)/(GTD by Bayerische Landesbank INV)/(Bank of America N.A. and Citibank NA, New York LOCs),
                   3.640%, 8/1/2007
    48,600,000     New York City, NY IDA, Liberty Revenue Bonds (Series 2004 B) Daily VRDNs (One Bryant Park              48,600,000
                   LLC)/(GTD by Bayerische Landesbank INV)/(Bank of America N.A. and Citibank NA, New York LOCs),
                   3.670%, 8/1/2007
     2,200,000 3,4 New York City, NY IDA, ROCs (Series 523CE) Weekly VRDNs (7 World Trade Center LLC)/(Citibank            2,200,000
                   NA, New York LIQ)/(Citibank NA, New York LOC), 3.660%, 8/2/2007
    13,900,000 3,4 New York City, NY Municipal Water Finance Authority, Floater Certificates (Series 2006-1501)           13,900,000
                   Weekly VRDNs (Morgan Stanley LIQ), 3.650%, 8/2/2007
    12,820,000 3,4 New York City, NY Municipal Water Finance Authority, Floater Certificates (Series 2006-1926)           12,820,000
                   Weekly VRDNs (Morgan Stanley LIQ), 3.650%, 8/2/2007
     4,930,000 3,4 New York City, NY Municipal Water Finance Authority, ROCs (Series 380) Weekly VRDNs (AMBAC              4,930,000
                   INS)/(Citibank NA, New York LIQ), 3.660%, 8/2/2007
    40,385,000 3,4 New York City, NY Municipal Water Finance Authority, ROCs (Series 404) Weekly VRDNs (Citibank          40,385,000
                   NA, New York LIQ), 3.660%, 8/2/2007
     4,500,000 3,4 New York City, NY Municipal Water Finance Authority, ROCs (Series 602) Weekly VRDNs (Citibank           4,500,000
                   NA, New York LIQ), 3.660%, 8/2/2007
    12,190,000 3,4 New York City, NY Transitional Finance Authority, (Series 1999B) MERLOTS Weekly VRDNs                  12,190,000
                   (Wachovia Bank N.A. LIQ), 3.680%, 8/1/2007
    28,357,000 3,4 New York City, NY Transitional Finance Authority, Floater Certificates (Series 2006-1665)              28,357,000
                   Weekly VRDNs (TFA State/School Building Aid)/(FGIC INS)/(Morgan Stanley LIQ), 3.650%, 8/2/2007
    13,125,000 3,4 New York City, NY Transitional Finance Authority, Floater Certificates (Series 2006-1945)              13,125,000
                   Weekly VRDNs (Morgan Stanley LIQ), 3.650%, 8/2/2007
    10,430,000 3,4 New York City, NY Transitional Finance Authority, P-Floats (Series EC-1041) Weekly VRDNs               10,430,000
                   (Merrill Lynch & Co., Inc. LIQ), 3.690%, 8/2/2007
     7,995,000 3,4 New York City, NY Transitional Finance Authority, PUTTERs (Series 1741) Weekly VRDNs (TFA               7,995,000
                   State/School Building Aid)/(FGIC INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.670%, 8/2/2007
     4,975,000 3,4 New York City, NY Transitional Finance Authority, Piper Certificates (Series 2002E) Weekly              4,975,000
                   VRDNs (Bank of New York LIQ), 3.660%, 8/2/2007
     6,975,000 3,4 New York City, NY Transitional Finance Authority, ROCs (Series 11137) Weekly VRDNs (Citibank            6,975,000
                   NA, New York LIQ), 3.660%, 8/2/2007
     3,750,000 3,4 New York City, NY, (PA-1363) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch &              3,750,000
                   Co., Inc. LOC), 3.660%, 8/2/2007
     8,830,000 3,4 New York City, NY, (PT-2848), 3.75% TOBs (Dexia Credit Local LIQ)/(Dexia Credit Local LOC),             8,830,000
                   Optional Tender 11/15/2007
     6,440,000 3,4 New York City, NY, (PT-3821) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch &              6,440,000
                   Co., Inc. LOC), 3.660%, 8/2/2007
    17,205,000 3,4 New York City, NY, (PT-3844) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch &             17,205,000
                   Co., Inc. LOC), 3.660%, 8/2/2007
     1,870,000 3,4 New York City, NY, PUTTERs (Series 1341) Weekly VRDNs (MBIA Insurance Corp. INS)/                       1,870,000
                   (JPMorgan Chase Bank, N.A. LIQ), 3.650%, 8/2/2007
    18,960,000 3,4 New York City, NY, ROCs (Series 251) Weekly VRDNs (GTD by Citigroup Global Markets Holdings,           18,960,000
                   Inc.)/(Citigroup, Inc. LIQ), 3.680%, 8/2/2007
    10,705,000 3,4 New York City, NY, PUTTERs (Series 1299) Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A.             10,705,000
                   LIQ), 3.650%, 8/2/2007
    10,325,000     New York City, NY, UT GO Bonds (Fiscal 2004 Series G), 5.00% Bonds, 8/1/2007                           10,325,000
     7,450,000 3,4 New York Convention Center Development Corp., PUTTERs (Series 1247Z) Weekly VRDNs (AMBAC                7,450,000
                   INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.650%, 8/2/2007
    18,750,000 3,4 New York Liberty Development Corp., AUSTIN (Series 2005Q) Weekly VRDNs (Goldman Sachs Group,           18,750,000
                   Inc.)/(Bank of America N.A. LIQ), 3.650%, 8/2/2007
     9,400,000 3,4 New York Liberty Development Corp., ROCs (Series 538) Weekly VRDNs (Goldman Sachs Group,                9,400,000
                   Inc.)/(Citibank NA, New York LIQ), 3.660%, 8/2/2007
     7,150,000     New York State Dormitory Authority, (Series 2005) Weekly VRDNs (Mt. St. Mary College)/                  7,150,000
                   (Radian Asset Assurance INS)/(Citizens Bank N.A. LIQ), 3.670%, 8/2/2007
     6,195,000     New York State Dormitory Authority, (Series 2005) Weekly VRDNs (Pratt Institute)/(Radian Asset          6,195,000
                   Assurance INS)/(Bank of New York LIQ), 3.670%, 8/2/2007
    15,095,000 3,4 New York State Dormitory Authority, Class A Certificates (Series 2007-308) Weekly VRDNs (FSA           15,095,000
                   INS)/(Bear Stearns Cos., Inc. LIQ), 3.660%, 8/2/2007
     7,500,000 3,4 New York State Dormitory Authority, MERLOTS (Series 2000 X) Weekly VRDNs (Memorial Sloan-               7,500,000
                   Kettering Cancer Center)/(MBIA Insurance Corp. INS)/(Bank of New York LIQ), 3.680%, 8/1/2007
     4,750,000 3,4 New York State Dormitory Authority, PT-75 Weekly VRDNs (Ellis Hospital)/(MBIA Insurance Corp.           4,750,000
                   INS)/(Merrill Lynch & Co., Inc. LIQ), 3.650%, 8/2/2007
     5,795,000 3,4 New York State Dormitory Authority, Variable Rate Certificate (Series 2001-D) Weekly VRDNs              5,795,000
                   (Mount Sinai School of Medicine)/(MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ),
                   3.650%, 8/2/2007
    23,975,000 3,4 New York State Energy Research & Development Authority, (Series 2002 FR/RI-F9J) Weekly VRDNs           23,975,000
                   (Consolidated Edison Co.)/(Lehman Brothers Holdings, Inc. SWP), 3.790%, 8/1/2007
     6,385,000 3,4 New York State Environmental Facilities Corp. State Clean Water and Drinking Water, ROCs                6,385,000
                   (Series 4001) Weekly VRDNs (Citigroup, Inc. LIQ), 3.660%, 8/2/2007
     8,500,000     New York State HFA, (Series 2002A: 271 West 47th Street) Weekly VRDNs (Biltmore Tower                   8,500,000
                   LLC)/(FNMA LOC), 3.630%, 8/1/2007
     3,500,000     New York State HFA, (Series 2005A: 1 East 35th Street Apartments) Weekly VRDNs (35th Street             3,500,000
                   Associates LP)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 3.690%, 8/1/2007
    15,000,000     New York State HFA, (Series 2006A: 250 East 60th Street Apartments) Weekly VRDNs (250 East             15,000,000
                   60th Street Associates LP)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 3.690%, 8/1/2007
     4,000,000     New York State HFA, (Series 2006A: 385 Third Avenue Apartments) Weekly VRDNs (385 Third Avenue          4,000,000
                   Associates LP)/(Bank of America N.A. LOC), 3.690%, 8/1/2007
     3,650,000     New York State HFA, (Series 2006A: Related-East 21st Street Housing) Weekly VRDNs (321 East             3,650,000
                   21st Street Associates LLC)/(Landesbank Hessen-Thueringen LOC), 3.680%, 8/1/2007
     5,085,000 3,4 New York State HFA, ROCs (Series 11140) Weekly VRDNs (New York State Personal Income Tax                5,085,000
                   Revenue Bond Fund)/(Citibank NA, New York LIQ), 3.660%, 8/2/2007
    10,000,000 3,4 New York State Thruway Authority, (PA-532) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ),               10,000,000
                   3.650%, 8/2/2007
     3,850,000 3,4 New York State Thruway Authority, P-Floats (Series EC-1137) Weekly VRDNs (New York State                3,850,000
                   Thruway Authority - Dedicated Highway & Bridge Trust Fund)/(Merrill Lynch & Co., Inc.
                   LIQ)/(United States Treasury PRF), 3.690%, 8/2/2007
     4,300,000 3,4 New York State Thruway Authority, P-Floats (Series EC-1151) Weekly VRDNs (New York State                4,300,000
                   Thruway Authority - Dedicated Highway & Bridge Trust Fund)/(Merrill Lynch & Co., Inc.
                   LIQ)/(United States Treasury PRF), 3.690%, 8/2/2007
     5,185,000 3,4 New York State Thruway Authority, ROCs (Series 6093) Weekly VRDNs (New York State Personal              5,185,000
                   Income Tax Revenue Bond Fund)/(Citigroup, Inc. LIQ), 3.660%, 8/2/2007
    17,875,000 3,4 New York State Urban Development Corp., (PT-4008), 3.69% TOBs (MBIA Insurance Corp.                    17,875,000
                   INS)/(Dexia Credit Local LIQ), Optional Tender 10/11/2007
    16,475,000 3,4 New York State Urban Development Corp., (PT-4009), 3.69% TOBs (MBIA Insurance Corp.                    16,475,000
                   INS)/(Dexia Credit Local LIQ), Optional Tender 10/11/2007
     6,190,000 3,4 Newburgh, NY IDA, (PT-2504) Weekly VRDNs (Belvedere Housing LP)/(Merrill Lynch & Co., Inc.              6,190,000
                   LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.720%, 8/2/2007
    11,815,000     North Greenbush, NY, 4.00% BANs, 4/18/2008                                                             11,841,782
    29,200,000     Norwich, NY City School District, 4.00% BANs, 7/18/2008                                                29,267,487
     5,665,000     Onondaga County, NY IDA, (Series 1999A) Weekly VRDNs (Christian Brothers Academy of Syracuse,           5,665,000
                   NY)/(Key Bank, N.A. LOC), 3.690%, 8/2/2007
     1,200,000     Onondaga County, NY IDA, (Series 2000) Weekly VRDNs (M.S. Kennedy Corp.)/(Key Bank, N.A. LOC),          1,200,000
                   3.760%, 8/2/2007
     4,510,000     Onondaga County, NY IDA, (Series 2003A) Weekly VRDNs (Crouse Health Hospital,                           4,510,000
                   Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.660%, 8/1/2007
     1,725,000     Onondaga County, NY Weekly VRDNs (Grainger (W.W.), Inc.), 4.125%, 8/7/2007                              1,725,000
       300,000     Ontario, NY IDA Weekly VRDNs (Hillcrest Enterprises/Buckeye Corrugated)/(National City Bank               300,000
                   LOC), 3.840%, 8/1/2007
     6,000,000     Orange County, NY IDA, (Series 2002) Weekly VRDNs (Tuxedo Park School)/(Manufacturers &                 6,000,000
                   Traders Trust Co., Buffalo, NY LOC), 3.660%, 8/2/2007
     4,650,000     Oswego County, NY IDA, (Series 2003) Weekly VRDNs (Oswego College Foundation, Inc.)/                    4,650,000
                   (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.660%, 8/2/2007
    15,000,000     Port Authority of New York and New Jersey, (Series 1989-2) Weekly VRDNs, 3.660%, 8/7/2007              15,000,000
    15,000,000     Port Authority of New York and New Jersey, (Series 1989-3/4) Weekly VRDNs, 3.660%, 8/7/2007            15,000,000
    12,400,000     Port Authority of New York and New Jersey, Equipment Note Agreement (Series 2002-1) Weekly             12,400,000
                   VRDNs, 3.680%, 8/2/2007
     4,000,000     Port Authority of New York and New Jersey, Equipment Note Agreement (Series 2002-2) Weekly              4,000,000
                   VRDNs, 3.680%, 8/2/2007
     4,575,000     Port Authority of New York and New Jersey, Equipment Note Agreement (Series 2006-5) Weekly              4,575,000
                   VRDNs, 3.680%, 8/2/2007
     4,035,000 3,4 Port Authority of New York and New Jersey, MERLOTS (Series 2007C-1), 3.83% TOBs (FSA                    4,035,000
                   INS)/(Bank of New York LIQ), Optional Tender 8/15/2007
     7,687,200     Poughkeepsie City, NY, (Series 2007A), 4.00% BANs, 7/18/2008                                            7,705,683
     2,300,000     Rensselaer County, NY IDA, (Series 2002A) Weekly VRDNs (Sage Colleges)/(Manufacturers &                 2,300,000
                   Traders Trust Co., Buffalo, NY LOC), 3.660%, 8/2/2007
     5,040,000     Rensselaer County, NY IDA, Civic Facility Revenue Bonds (Series 2003A) Weekly VRDNs (WMHT               5,040,000
                   Educational Telecommunications)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.660%,
                   8/2/2007
     4,500,000     Riverhead, NY IDA, IDRB (Series 1998) Weekly VRDNs (Altaire Pharmaceuticals, Inc.)/                     4,500,000
                   (Mellon Bank N.A. LOC), 3.850%, 8/2/2007
     4,365,000     Rockland County, NY IDA, (Series 2001) Weekly VRDNs (Gussack Realty Co./Tappan Wire and Cable,          4,365,000
                   Inc.)/(Bank of New York LOC), 3.710%, 8/1/2007
     5,050,000     Rockland County, NY IDA, (Series 2005A) Weekly VRDNs (Piccini Industries Ltd.)/(Wachovia Bank           5,050,000
                   N.A. LOC), 3.710%, 8/2/2007
     7,340,000     Rockland County, NY IDA, (Series 2006A) Weekly VRDNs (Dominican College of Blauvelt)/(Commerce          7,340,000
                   Bank N.A., Cherry Hill, NJ LOC), 3.650%, 8/2/2007
     5,440,000 3,4 Rockland Tobacco Asset Securitization Corporation, NY, (PA-1345) Weekly VRDNs (Merrill Lynch &          5,440,000
                   Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.660%, 8/2/2007
     5,685,000 3,4 Sales Tax Asset Receivable Corp., NY, ROCs (Series 6084) Weekly VRDNs (MBIA Insurance Corp.             5,685,000
                   INS)/(Citigroup, Inc. LIQ), 3.660%, 8/2/2007
    13,225,775     Schodack, NY CSD, 4.00% BANs, 7/25/2008                                                                13,253,223
     1,440,000     Southeast, NY IDA, IDRB (Series 1995) Weekly VRDNs (Dairy Conveyor Corp.)/(JPMorgan Chase               1,440,000
                   Bank, N.A. LOC), 3.710%, 8/2/2007
     6,665,000     Spencerport (village), NY, 4.25% BANs, 9/6/2007                                                         6,668,803
     1,075,000     Suffolk County, NY IDA, (Series 1997B) Weekly VRDNs (Maryhaven Center of Hope)/(Key Bank, N.A.          1,075,000
                   LOC), 3.690%, 8/1/2007
     5,500,000     Syracuse, NY IDA, (Series 2003A) Weekly VRDNs (Crouse Health Hospital, Inc.)/                           5,500,000
                   (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.660%, 8/1/2007
    30,505,000 3,4 TSASC, Inc. NY, Tobacco Settlement Asset Backed Bonds (PA-1356) Weekly VRDNs (Merrill Lynch &          30,505,000
                   Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.670%, 8/2/2007
    22,080,000 3,4 TSASC, Inc. NY, Tobacco Settlement Asset-Backed Bonds (PA-1355) Weekly VRDNs (Merrill Lynch &          22,080,000
                   Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.670%, 8/2/2007
    20,700,000 3,4 TSASC, Inc. NY, Tobacco Settlement Asset-Backed Bonds (PA-1359) Weekly VRDNs (Merrill Lynch &          20,700,000
                   Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.700%, 8/2/2007
     5,600,000 3,4 TSASC, Inc. NY, Tobacco Settlement Asset-Backed Bonds ROCs (Series 519CE) Weekly VRDNs                  5,600,000
                   (Citibank NA, New York LIQ)/(Citibank NA, New York LOC), 3.670%, 8/2/2007
       795,000 3,4 Triborough Bridge & Tunnel Authority, NY, PUTTERs (Series 304) Weekly VRDNs (MBIA Insurance               795,000
                   Corp. INS)/(J.P. Morgan Chase & Co. LIQ), 3.650%, 8/2/2007
     9,265,000 3,4 Triborough Bridge & Tunnel Authority, NY, ROCs (Series 7025) Weekly VRDNs (Citigroup, Inc.              9,265,000
                   LIQ), 3.660%, 8/2/2007
     1,205,000     Ulster County, NY IDA, (Series 2001A) Weekly VRDNs (Northeast Panel & Truss LLC)/(ABN AMRO              1,205,000
                   Bank NV, Amsterdam LOC), 3.720%, 8/2/2007
       760,000     Wayne County, NY IDA, (Series 1999) Weekly VRDNs (Paul T. Freund Corp. Facility)/                         760,000
                   (JPMorgan Chase Bank, N.A. LOC), 3.950%, 8/2/2007
    28,675,000 3,4 Westchester County, NY IDA, (MT-257) Weekly VRDNs (Ardsley Housing Associates LLC)/(Merrill            28,675,000
                   Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.680%, 8/2/2007
     3,970,000     Westchester County, NY IDA, (Series 2000) Weekly VRDNs (Jacob Burns Film Center, Inc.)/                 3,970,000
                   (Bank of New York LOC), 3.660%, 8/2/2007
     4,330,000     Westchester County, NY IDA, (Series 2002) Weekly VRDNs (The Masters School)/(Allied Irish               4,330,000
                   Banks PLC LOC), 3.650%, 8/2/2007
     5,000,000     Westchester County, NY IDA, (Series 2003) Weekly VRDNs (Rye Country Day School)/                        5,000,000
                   (Allied Irish Banks PLC LOC), 3.670%, 8/1/2007
     4,778,000     Wheatfield, NY, 4.125% BANs, 2/15/2008                                                                  4,788,601
    12,684,162     Whitney Point, NY CSD, 4.00% BANs, 6/27/2008                                                           12,712,863
     2,000,000     Whitney Point, NY CSD, 4.00% RANs, 6/27/2008                                                            2,003,478
     3,600,000     Wyoming County, NY IDA, (Series 1999A) Weekly VRDNs (TPI Arcade, Inc.)/(Regions Bank, Alabama           3,600,000
                   LOC), 3.690%, 8/2/2007
    15,000,000     Yonkers, NY IDA, (Series 2005) Weekly VRDNs (Main Street Lofts Yonkers LLC)/                           15,000,000
                   (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.710%, 8/2/2007
                      TOTAL                                                                                            1,233,784,935
                   PUERTO RICO -- 1.9%
    25,000,000 3,4 Puerto Rico Public Building Authority, DFA Municipal Trust (Series 2007-01) Weekly VRDNs               25,000,000
                   (DePfa Bank PLC LIQ)/(DePfa Bank PLC LOC), 3.660%, 8/2/2007
                      TOTAL MUNICIPAL INVESTMENTS-99.4%                                                                1,273,784,935
                      (AT AMORTIZED COST)5
                      OTHER ASSETS AND LIABILITIES - NET - 0.6%                                                            7,297,391
                      TOTAL NET ASSETS - 100%                                                                        $ 1,281,082,326



     Securities that are subject to the federal alternative minimum tax (AMT) represent 16.2% of the portfolio as calculated based upon total market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

      At July 31, 2007, the portfolio securities were rated as follows:
      Tier Rating Percentages Based on Total Market Value
      FIRST TIER                                     SECOND TIER
      98.5%                                          1.5%

2    Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2007, these restricted securities amounted to $689,203,500, which represented 53.8% of total net assets.

4 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At July 31, 2007, these liquid restricted securities amounted to $689,203,500, which represented 53.8% of total net assets.

5    Also represents cost for federal tax purposes.


Note: The categories of investments are shown as a percentage of total net assets at July 31, 2007.

INVESTMENT VALUATION
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

The following acronyms are used throughout this portfolio:

 AMBAC   --American Municipal Bond Assurance Corporation
 AMT     --Alternative Minimum Tax
 BANs    --Bond Anticipation Notes
 CSD     --Central School District
 FGIC    --Financial Guaranty Insurance Company
 FNMA    --Federal National Mortgage Association
 FSA     --Financial Security Assurance
 GO      --General Obligation
 GTD     --Guaranteed
 HFA     --Housing Finance Authority
 IDA     --Industrial Development Authority
 IDRB(s) --Industrial Development Revenue Bond(s)
 INS     --Insured
 INV     --Investment Agreement
 LIQ     --Liquidity Agreement
 LOC(s)  --Letter(s) of  Credit
 MERLOTS --Municipal Exempt Receipts -- Liquidity Optional Tender Series
 MFH     --Multi-Family Housing
 PRF     --Prerefunded
 PUTTERs --Puttable Tax-Exempt Receipts
 RANs    --Revenue Anticipation Notes
 ROCs    --Reset Option Certificates
 SWP     --Swap Agreement
 TOBs    --Tender Option Bonds
 TOPS    --Trust Obligation Participating Securities
 UT      --Unlimited Tax
 VRDNs   --Variable Rate Demand Notes









NORTH CAROLINA MUNICIPAL CASH TRUST
PORTFOLIO OF INVESTMENTS
July 31, 2007 (unaudited)

  PRINCIPAL     VALUE
  AMOUNT

                   SHORT-TERM MUNICIPALS--99.3%1,2
                   NORTH CAROLINA-91.8%
  $  1,930,000     Alamance County, NC Industrial Facilities & PCFA, (Series 2001) Weekly VRDNs (Pure Flow,            $   1,930,000
                   Inc.)/(Wachovia Bank N.A. LOC), 3.730%, 8/2/2007
     3,790,000     Alexander County, NC Industrial Facilities & PCFA, (Series 1997) Weekly VRDNs (Mitchell Gold            3,790,000
                   Co., Inc.)/(SunTrust Bank LOC), 3.780%, 8/3/2007
     1,880,000     Catawba County, NC Industrial Facilities & PCFA, (Series 1998) Weekly VRDNs (Centro,                    1,880,000
                   Inc.)/(Wells Fargo Bank, N.A. LOC), 3.710%, 8/2/2007
     3,700,000     Catawba County, NC Industrial Facilities & PCFA, (Series 2001) Weekly VRDNs (McLin Creek                3,700,000
                   Partners LLC)/(Wachovia Bank N.A. LOC), 3.730%, 8/2/2007
     4,430,000     Charlotte, NC Water & Sewer System, 3.62% CP (DePfa Bank PLC LIQ), Mandatory Tender 10/16/2007          4,430,000
     5,409,000     Charlotte, NC Water & Sewer System, 3.65% CP (DePfa Bank PLC LIQ), Mandatory Tender 11/1/2007           5,409,000
     3,500,000     Charlotte, NC, (Series 2005), 3.65% CP (KBC Bank N.V. LIQ), Mandatory Tender 12/7/2007                  3,500,000
     5,454,000     Charlotte, NC, (Series 2005), 3.70% CP (KBC Bank N.V. LIQ), Mandatory Tender 1/17/2008                  5,454,000
     5,304,000     Charlotte, NC, (Series 2005), 3.75% CP (KBC Bank N.V. LIQ), Mandatory Tender 4/22/2008                  5,304,000
     3,343,000     Charlotte, NC, (Series 2005), 3.80% CP (KBC Bank N.V. LIQ), Mandatory Tender 3/14/2008                  3,343,000
     3,443,000     Charlotte, NC, Cultural Arts Facilities (Series 2007A), 3.65% CP (Wachovia Bank N.A. LOC),              3,443,000
                   Mandatory Tender 10/22/2007
     1,007,000     Charlotte, NC, Cultural Arts Facilities (Series 2007A), 3.70% CP (Wachovia Bank N.A. LOC),              1,007,000
                   Mandatory Tender 1/17/2008
     1,708,000     Charlotte, NC, Cultural Arts Facilities (Series 2007A), 3.77% CP (Wachovia Bank N.A. LOC),              1,708,000
                   Mandatory Tender 4/18/2008
     2,900,000     Chatham, NC Industrial Facilities & PCFA, (Series 2001) Weekly VRDNs (Townsends, Inc.)/                 2,900,000
                   (Wilmington Trust Co. LOC), 3.880%, 8/2/2007
     1,115,000     Cleveland County, NC Industrial Facilities and PCFA, (Series 1990) Weekly VRDNs (MetalsAmerica,         1,115,000
                   Inc. Project)/(PNC Bank, N.A. LOC), 4.200%, 8/1/2007
       400,000     Cleveland County, NC Industrial Facilities and PCFA, PCRBs (Series 1995) Weekly VRDNs (Grover             400,000
                   Industries, Inc. Project)/(Bank of America N.A. LOC), 3.780%, 8/2/2007
     3,630,000     Davie County, NC Industrial Facilities & PCFA Weekly VRDNs (Cycle Group, Inc.)/(RBC Centura Bank        3,630,000
                   LOC), 3.690%, 8/2/2007
     2,037,000     Elm City, NC, 4.00% BANs, 4/2/2008                                                                      2,038,967
     2,500,000     Forsyth County, NC Industrial Facilities & PCFA Weekly VRDNs (Plymouth Printing)/                       2,500,000
                   (Wachovia Bank N.A. LOC), 3.780%, 8/2/2007
     2,580,000     Gaston County, NC Industrial Facilities and PCFA, (Series 1997) Weekly VRDNs (Thermoform                2,580,000
                   Plastic, Inc.)/(Bank of America N.A. LOC), 3.710%, 8/2/2007
     1,140,000     Guilford County, NC Industrial Facilities & PCFA, (Series 1999) Weekly VRDNs (FFNC, Inc.)/              1,140,000
                   (Harris, N.A. LOC), 3.710%, 8/2/2007
    15,700,000     Guilford County, NC, 4.00% TOBs, Mandatory Tender 10/1/2007                                            15,710,145
     3,800,000     Halifax County, NC Industrial Facilities & PCFA Weekly VRDNs (Flambeau Airmold Project)/                3,800,000
                   (Wells Fargo Bank, N.A. LOC), 3.810%, 8/2/2007
     7,245,000     Halifax County, NC Industrial Facilities & PCFA, (Series 1993) Daily VRDNs (Westmoreland                7,245,000
                   LG&E)/(Dexia Credit Local LOC), 3.710%, 8/1/2007
    18,500,000     Hertford County, NC Industrial Facilities & PCFA, (Series 2000A) Weekly VRDNs (Nucor Corp.),           18,500,000
                   3.730%, 8/1/2007
     5,700,000     Hertford County, NC Industrial Facilities & PCFA, (Series 2000B) Weekly VRDNs (Nucor Corp.),            5,700,000
                   3.730%, 8/1/2007
     2,341,000     Hertford, NC, 4.00% BANs, 3/19/2008                                                                     2,344,160
     4,000,000     Johnson County, NC Industrial Facilities & PCFA, (Series 2000) Weekly VRDNs (Flanders                   4,000,000
                   Corp.)/(Bank of America N.A. LOC), 3.670%, 8/1/2007
     3,825,000     Johnson County, NC Industrial Facilities & PCFA, (Series 2001) Weekly VRDNs (Walthom                    3,825,000
                   Group)/(Wachovia Bank N.A. LOC), 3.780%, 8/3/2007
     2,960,000     McDowell County, NC Industrial Facilities and PCFA, (Series 2002) Weekly VRDNs (Corpening               2,960,000
                   YMCA)/(Branch Banking & Trust Co. LOC), 3.650%, 8/2/2007
     4,800,000     Mecklenberg County, NC Industrial Facilities & PCFA Industrial Development, (Series 2001) Weekly        4,800,000
                   VRDNs (Stefano Foods, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 3.730%, 8/2/2007
     1,430,000     Mooresville, NC, 4.00% BANs, 10/24/2007                                                                 1,431,031
     4,500,000     Mount Olive, NC, 4.00% BANs, 1/23/2008                                                                  4,506,668
       805,000     New Hanover County, NC PCR Financial Authority Weekly VRDNs (Efson, Inc.)/(Branch Banking &               805,000
                   Trust Co. LOC), 3.810%, 8/2/2007
       992,000     Newland, NC, 4.25% BANs, 9/12/2007                                                                        992,605
    21,685,000 3,4 North Carolina Capital Facilities Finance Agency, (PT-3690) Weekly VRDNs (Duke                         21,685,000
                   University)/(Merrill Lynch & Co., Inc. LIQ), 3.680%, 8/2/2007
       940,000     North Carolina Capital Facilities Finance Agency, (Series 2002) Weekly VRDNs (Cannon School,              940,000
                   Inc.)/(SunTrust Bank LOC), 3.660%, 8/2/2007
       500,000     North Carolina Capital Facilities Finance Agency, (Series 2002) Weekly VRDNs (Wolfpack                    500,000
                   Club)/(Bank of America N.A. LOC), 3.620%, 8/2/2007
     3,400,000     North Carolina Capital Facilities Finance Agency, (Series 2004) Daily VRDNs (Republic Services,         3,400,000
                   Inc.)/(SunTrust Bank LOC), 3.700%, 8/1/2007
     1,385,000     North Carolina Capital Facilities Finance Agency, (Series 2004) Weekly VRDNs (Campbell                  1,385,000
                   University)/(Branch Banking & Trust Co. LOC), 3.650%, 8/2/2007
     2,245,000     North Carolina Capital Facilities Finance Agency, (Series 2005) Weekly VRDNs (Forsyth Country           2,245,000
                   Day School, Inc.)/(Branch Banking & Trust Co. LOC), 3.650%, 8/2/2007
     6,000,000 3,4 North Carolina Capital Facilities Finance Agency, Floater Certificates (Series 2006-1894) Weekly        6,000,000
                   VRDNs (Duke University)/(Morgan Stanley LIQ), 3.660%, 8/2/2007
     1,500,000 3,4 North Carolina Capital Facilities Finance Agency, MuniTOPS (Series 2006-75) Weekly VRDNs (Duke          1,500,000
                   University)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.660%, 8/2/2007
     3,415,000 3,4 North Carolina Capital Facilities Finance Agency, ROCs (Series 9048) Weekly VRDNs (Duke                 3,415,000
                   University)/(Citigroup, Inc. LIQ), 3.670%, 8/2/2007
     4,070,000 3,4 North Carolina Eastern Municipal Power Agency, (MT-099) Weekly VRDNs (FGIC INS)/                        4,070,000
                   (BNP Paribas SA LIQ), 3.670%, 8/2/2007
     4,995,000 3,4 North Carolina Eastern Municipal Power Agency, (PT-824) Weekly VRDNs (Merrill Lynch & Co., Inc.         4,995,000
                   LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.690%, 8/2/2007
     4,347,000 3,4 North Carolina Eastern Municipal Power Agency, (Series 2004-955D) Weekly VRDNs (AMBAC                   4,347,000
                   INS)/(Morgan Stanley LIQ), 3.660%, 8/2/2007
     2,540,000 3,4 North Carolina Eastern Municipal Power Agency, MERLOTS (Series 2001 A75) Weekly VRDNs (United           2,540,000
                   States Treasury COL)/(Wachovia Bank N.A. LIQ), 3.680%, 8/1/2007
     7,950,000 3,4 North Carolina Eastern Municipal Power Agency, MERLOTS (Series 2000 A41) Weekly VRDNs (United           7,950,000
                   States Treasury COL)/(Wachovia Bank N.A. LIQ), 3.680%, 8/1/2007
     2,500,000     North Carolina Education Assistance Authority, Student Loan Revenue Bonds (Series 2005A-3)              2,500,000
                   Weekly VRDNs (AMBAC INS)/(Bank of America N.A. LIQ), 3.680%, 8/2/2007
       210,000     North Carolina Educational Facilities Finance Agency, (Series 1999) Weekly VRDNs (North Carolina          210,000
                   Wesleyan College)/(RBC Centura Bank LOC), 3.680%, 8/2/2007
     2,035,000     North Carolina Educational Facilities Finance Agency, (Series 2000) Weekly VRDNs (Greensboro            2,035,000
                   Montessory School)/(Wachovia Bank N.A. LOC), 3.680%, 8/2/2007
     2,130,000 3,4 North Carolina HFA, (Series 2003 FR/RI-L17) Weekly VRDNs (FSA INS)/(Lehman Brothers Holdings,           2,130,000
                   Inc. LIQ), 3.720%, 8/1/2007
     6,000,000     North Carolina HFA, (Series 22-C), 3.65% TOBs, Mandatory Tender 10/1/2007                               6,000,000
     4,345,000 3,4 North Carolina HFA, MERLOTS (Series 2002-A39), 3.68% TOBs (AMBAC INS)/                                  4,345,000
                   (Wachovia Bank N.A. LIQ), Optional Tender 8/1/2007
     5,495,000 3,4 North Carolina HFA, MERLOTS (Series 2006-B12) Weekly VRDNs (Wachovia Bank N.A. LIQ), 3.730%,            5,495,000
                   8/1/2007
     2,000,000     North Carolina Medical Care Commission, (Series 2001) Weekly VRDNs (Aldersgate Retirement               2,000,000
                   Community, Inc.)/(Branch Banking & Trust Co. LOC), 3.630%, 8/1/2007
       955,000     North Carolina Medical Care Commission, (Series 2001) Weekly VRDNs (Rutherford Hospital,                  955,000
                   Inc.)/(Branch Banking & Trust Co. LOC), 3.650%, 8/2/2007
     1,300,000     North Carolina Medical Care Commission, (Series 2005) Weekly VRDNs (Southeastern Regional               1,300,000
                   Medical Center)/(Branch Banking & Trust Co. LOC), 3.650%, 8/2/2007
     2,400,000     North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds (Series 1997)              2,400,000
                   Weekly VRDNs (Pungo District Hospital Corp.)/(RBC Centura Bank LOC), 3.680%, 8/2/2007
    10,035,000 3,4 North Carolina Municipal Power Agency No. 1, MERLOTS (Series 2000 A42) Weekly VRDNs (MBIA              10,035,000
                   Insurance Corp. INS)/(Bank of New York LIQ), 3.730%, 8/1/2007
     2,875,000 3,4 North Carolina Municipal Power Agency No. 1, PUTTERs (Series 341) Weekly VRDNs (AMBAC INS)/(J.P.        2,875,000
                   Morgan Chase & Co. LIQ), 3.670%, 8/2/2007
     2,165,000 3,4 North Carolina Municipal Power Agency No. 1, ROCs (Series 211) Weekly VRDNs (MBIA Insurance             2,165,000
                   Corp. INS)/(Citibank NA, New York LIQ), 3.670%, 8/2/2007
     3,235,000 3,4 North Carolina State, P-Floats (Series EC-1037) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ),           3,235,000
                   3.700%, 8/2/2007
     6,420,000 3,4 Raleigh & Durham, NC Airport Authority, (MT-100) Weekly VRDNs (AMBAC INS)/                              6,420,000
                   (Landesbank Hessen-Thueringen LIQ), 3.690%, 8/2/2007
     1,900,000     Randolph County, NC Industrial Facilities and PCFA, (Series 2001) Weekly VRDNs (Wellmark,               1,900,000
                   Inc.)/(Wachovia Bank N.A. LOC), 3.730%, 8/2/2007
     5,895,000     Richmond County, NC Industrial Facilities & Pollution Control, (Series 2005) Weekly VRDNs (Ritz-        5,895,000
                   Craft Corp.)/(Mercantile Safe Deposit & Trust Co., Baltimore LOC), 3.660%, 8/3/2007
     1,130,000     Robeson County, NC Industrial Facilities and PCFA, (Series 1999) Weekly VRDNs (Rempac Foam              1,130,000
                   Corp.)/(JPMorgan Chase Bank, N.A. LOC), 3.950%, 8/2/2007
     8,000,000     Union County, NC, 3.75% CP (Wachovia Bank N.A. LIQ), Mandatory Tender 12/4/2007                         8,000,000
     5,000,000     Union County, NC, 3.75% CP (Wachovia Bank N.A. LIQ), Mandatory Tender 12/4/2007                         5,000,000
     1,270,000     Washington County, NC Industrial Facilities and PCFA, (Series 1997) Weekly VRDNs (Mackeys Ferry         1,270,000
                   Sawmill, Inc. Project)/(Wachovia Bank N.A. LOC), 3.730%, 8/2/2007
     3,100,000     Wilson County, NC PCA, (Series 1994) Weekly VRDNs (Granutec, Inc.)/(Bank of Nova Scotia, Toronto        3,100,000
                   LOC), 3.810%, 8/2/2007
     1,000,000     Yancey County, NC Industrial Facilities & PCFA, (Series 2007) Weekly VRDNs (Altec Industries,           1,000,000
                   Inc.)/(Branch Banking & Trust Co. LOC), 3.750%, 8/2/2007
                      TOTAL                                                                                              284,188,576
                   PUERTO RICO--7.5%
    14,710,000 3,4 JPMorgan Chase & Co. I-PUTTERs Trust (Series 1781P) Weekly VRDNs (Assured Guaranty Corp., MBIA         14,710,000
                   Insurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQs), 3.780%, 8/2/2007
       390,000 3,4 Puerto Rico HFA, (Series 2003 FR/RI-L30J) Weekly VRDNs (GNMA COL)/(Lehman Brothers Holdings,              390,000
                   Inc. LIQ), 3.670%, 8/1/2007
     8,055,000 3,4 Puerto Rico Public Building Authority, DFA Municipal Trust (Series 2007-01) Weekly VRDNs (DePfa         8,055,000
                   Bank PLC LIQ)/(DePfa Bank PLC LOC), 3.660%, 8/2/2007
                      TOTAL                                                                                               23,155,000
                      TOTAL MUNICIPAL INVESTMENTS - 99.3%                                                                307,343,576
                      (AT ATMORTIZED COST)5
                      OTHER ASSETS AND LIABILITIES - NET- 0.7%                                                             2,071,946
                      TOTAL NET ASSETS - 100%                                                                          $ 309,415,522


     Securities that are subject to the federal alternative minimum tax (AMT) represent 38.8% of the portfolio as calculated based upon total market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP- 2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investors Service, or F-1+, F-1, or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

     At July 31, 2007, the portfolio securities were rated as follows:
     Tier Rating Percentages Based on Total Market Value
     FIRST TIER                                    SECOND TIER
     100.0%                                        0.0%

2    Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2007, these restricted securities amounted to $116,357,000, which represented 37.6% of total net assets.

4 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At July 31, 2007, these liquid restricted securities amounted to $116,357,000, which represented 37.6% of total net assets.

5    Also represents cost for federal tax purposes.


Note: The categories of investments are shown as a percentage of total net assets at July 31, 2007.

INVESTMENT VALUATION
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

The following acronyms are used throughout this portfolio:

 AMBAC   --American Municipal Bond Assurance Corporation
 BANs    --Bond Anticipation Notes
 COL     --Collateralized
 CP      --Commercial Paper
 FGIC    --Financial Guaranty Insurance Company
 FSA     --Financial Security Assurance
 GNMA    --Government National Mortgage Association
 HFA     --Housing Finance Authority
 INS     --Insured
 LIQ     --Liquidity Agreement
 LOC     --Letter of Credit
 MERLOTS --Municipal Exempt Receipts -- Liquidity Optional Tender Series
 PCA     --Pollution Control Authority
 PCFA    --Pollution Control Finance Authority
 PCR     --Pollution Control Revenue
 PCRBs   --Pollution Control Revenue Bonds
 PUTTERs --Puttable Tax-Exempt Receipts
 ROCs    --Reset Option Certificate
 TOBs    --Tender Option Bonds
 TOPS    -- Trust Obligation Participating Securities
 VRDNs   --Variable Rate Demand Notes







OHIO MUNICIPAL CASH TRUST
PORTFOLIO OF INVESTMENTS
July 31, 2007 (unaudited)

    PRINCIPAL                                                                                                                  VALUE
    AMOUNT
                   SHORT-TERM MUNICIPALS--100.4%1,2
                   OHIO--100.4%
  $  6,200,000 3,4 ABN AMRO MuniTOPS Certificates Trust (Ohio Non-AMT)/(Series 2004-14) Weekly VRDNs (Columbus, OH     $   6,200,000
                   City School District)/(FSA INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.640%, 8/2/2007
     8,745,000     Akron, Bath & Copley, OH Joint Township, (Series 2002) Weekly VRDNs (Sumner on Ridgewood,               8,745,000
                   Inc.)/(KBC Bank N.V. LOC), 3.640%, 8/2/2007
    10,900,000     Akron, Bath & Copley, OH Joint Township, (Series 2004B) Weekly VRDNs (Summa Health                     10,900,000
                   System)/(JPMorgan Chase Bank, N.A. LOC), 3.640%, 8/2/2007
     1,185,000     Belmont County, OH, 4.50% BANs, 8/15/2007                                                               1,185,262
     3,000,000     Bexley, OH, 3.80% BANs, 5/1/2008                                                                        3,000,000
     2,500,000     Canal Winchester, OH Local School District, (Series A), 4.50% BANs, 11/27/2007                          2,506,856
     2,455,000     Circleville, OH, 4.17% BANs, 7/17/2008                                                                  2,462,932
    12,825,000     Clark County, OH, (Series 1999) Weekly VRDNs (Ohio Masonic Home)/(AMBAC INS)/(Harris, N.A. LIQ),       12,825,000
                   3.640%, 8/2/2007
     3,000,000     Cleveland-Cuyahoga County, OH Port Authority, (Series 2004) Weekly VRDNs (Playhouse Square              3,000,000
                   Foundation)/(Fifth Third Bank, Cincinnati LOC), 3.630%, 8/2/2007
     2,100,000     Clinton County, OH, 3.75% BANs, 4/24/2008                                                               2,100,000
     2,095,000     Columbiana County, OH, (Series 1999) Weekly VRDNs (Butech, Inc.)/(Key Bank, N.A. LOC), 3.760%,          2,095,000
                   8/2/2007
       920,000     Coshocton, OH, 4.25% BANs, 2/19/2008                                                                      922,206
     7,345,000 3,4 Cuyahoga County, OH HFA, PT-3391 Weekly VRDNs (Gates Mills Investments LLC)/(GTD by IXIS                7,345,000
                   Financial Products Inc.)/(Merrill Lynch & Co., Inc. LIQ), 3.740%, 8/2/2007
     4,060,000     Cuyahoga County, OH Health Care Facilities, (Series 2001) Weekly VRDNs (Gardens of McGregor &           4,060,000
                   Amasa Stone)/(Key Bank, N.A. LOC), 3.650%, 8/2/2007
     6,235,000     Cuyahoga County, OH Hospital Authority, (Series 1998-II) Weekly VRDNs (W.O. Walker Center,              6,235,000
                   Inc.)/(AMBAC INS)/(Key Bank, N.A. LIQ), 3.690%, 8/2/2007
       700,000     Cuyahoga County, OH IDA Weekly VRDNs (Sure-Foot Industries, Inc.)/(FirstMerit Bank, N.A. LOC),            700,000
                   3.890%, 8/2/2007
     1,620,000     Cuyahoga County, OH IDA Weekly VRDNs (Watt Printers)/(National City Bank LOC), 3.790%, 8/2/2007         1,620,000
     1,415,000     Cuyahoga County, OH IDA, (Series 1999) Weekly VRDNs (Kowalski Heat Treating Co.)/                       1,415,000
                   (FirstMerit Bank, N.A. LOC), 3.890%, 8/2/2007
    14,075,000     Cuyahoga County, OH, (Series 1999) Weekly VRDNs (National Terminal Apartments)/(Bank of America        14,075,000
                   N.A. LOC), 3.900%, 8/1/2007
     3,720,000     Defiance, OH, 4.125% BANs, 4/25/2008                                                                    3,728,522
       670,000     Delaware County, OH, IDRB (Series 1995) Weekly VRDNs (Air Waves, Inc. Project)/(Key Bank, N.A.            670,000
                   LOC), 3.760%, 8/1/2007
     2,000,000     Elyria, OH, 4.00% BANs, 10/17/2007                                                                      2,001,422
       860,000     Elyria, OH, 4.25% BANs, 7/3/2008                                                                          863,049
     1,338,000     Euclid City School District, OH, 4.50% BANs, 6/19/2008                                                  1,345,955
     4,000,000     Fairborn, OH, 4.25% BANs, 6/26/2008                                                                     4,015,261
    10,205,000     Franklin County, OH Health Care Facilities, (Series 2005) Weekly VRDNs (First Community                10,205,000
                   Village)/(KBC Bank N.V. LOC), 3.640%, 8/2/2007
    10,320,000     Franklin County, OH Health Care Facilities, (Series 2005) Weekly VRDNs (Traditions Healthcare          10,320,000
                   Obligated Group)/(U.S. Bank, N.A. LOC), 3.630%, 8/2/2007
     6,150,000     Franklin County, OH Health Care Facilities, Refunding & Improvement Revs, (Series 2002 B) Weekly        6,150,000
                   VRDNs (Ohio Presbyterian Retirement Services)/(National City Bank LOC), 3.640%, 8/2/2007
       980,000     Franklin County, OH IDA Weekly VRDNs (Promark Electronics, Inc.)/(JPMorgan Chase Bank, N.A.               980,000
                   LOC), 3.950%, 8/2/2007
     1,185,000     Franklin County, OH IDA Weekly VRDNs (Unicorn Leasing Corp.)/(Fifth Third Bank, Cincinnati LOC),        1,185,000
                   4.460%, 8/3/2007
     1,510,000     Franklin County, OH IDA, (Series 1995) Weekly VRDNs (Fabcon LLC Project)/(Wells Fargo Bank, N.A.        1,510,000
                   LOC), 3.780%, 8/2/2007
     2,980,000     Green City, OH, 4.50% BANs, 7/16/2008                                                                   3,000,574
     1,360,000     Greene County, OH Hospital Facilities Revenue Authority, (Series 1999A) Weekly VRDNs (Med Health        1,360,000
                   System)/(Key Bank, N.A. LOC), 3.650%, 8/2/2007
     2,000,000     Hamilton County, OH, (Series 2004) Weekly VRDNs (Block 3 Project)/(Bank of New York and Citizens        2,000,000
                   Bank of Pennsylvania LOCs), 3.670%, 8/2/2007
       295,000     Hamilton County, OH, (Series 2005B) Weekly VRDNs (Episcopal Retirement Homes, Inc.)/                      295,000
                   (Key Bank, N.A. LOC), 3.630%, 8/2/2007
       400,000     Hamilton, OH MFH, (Series 2003B: Knollwood Crossing II Apartments) Weekly VRDNs (Pedcor                   400,000
                   Investments-2003-LIX LP)/(FHLB of Indianapolis LOC), 3.770%, 8/2/2007
     3,670,000     Henry County, OH, (Series 1996) Weekly VRDNs (Automatic Feed Co.)/(Huntington National Bank,            3,670,000
                   Columbus, OH LOC), 4.060%, 8/2/2007
     5,180,000     Highland County, OH Joint Hospital District, (Series 2007) Weekly VRDNs (Key Bank, N.A. LOC),           5,180,000
                   3.650%, 8/2/2007
       530,000     Huber Heights, OH, IDRB (Series 1994) Weekly VRDNs (Lasermike, Inc. Project)/(Key Bank, N.A.              530,000
                   LOC), 3.760%, 8/1/2007
     2,665,000     Lake County, OH, (Series 1996) Weekly VRDNs (Apsco Properties Ltd.)/(JPMorgan Chase Bank, N.A.          2,665,000
                   LOC), 3.890%, 8/2/2007
     1,000,000     Lakewood, OH, 4.00% BANs, 4/10/2008                                                                     1,002,374
     1,415,000     Lorain County, OH Weekly VRDNs (Ohio Metallurgical Service, Inc.)/(FirstMerit Bank, N.A. LOC),          1,415,000
                   3.890%, 8/2/2007
       895,000     Lorain Port Authority, OH, (Series 1994) Weekly VRDNs (Spitzer Great Lakes Ltd., Inc.)/                   895,000
                   (JPMorgan Chase Bank, N.A. LOC), 4.010%, 8/3/2007
       155,000     Lorain Port Authority, OH, Adjustable Rate Demand Port Development Refunding Revenue Bonds                155,000
                   (Series 1996) Weekly VRDNs (Spitzer Project)/(JPMorgan Chase Bank, N.A. LOC), 4.010%, 8/3/2007
     8,305,000     Lorain Port Authority, OH, IDRB (Series 1996) Weekly VRDNs (Brush Wellman, Inc.)/                       8,305,000
                   (JPMorgan Chase Bank, N.A. LOC), 3.910%, 8/2/2007
     1,280,000     Lucas County, OH Weekly VRDNs (Lutheran Homes Society)/(Fifth Third Bank, Cincinnati LOC),              1,280,000
                   3.660%, 8/2/2007
     2,900,000     Madison County, OH, (Series 2005) Weekly VRDNs (Madison County Hospital, Inc.)/(Key Bank, N.A.          2,900,000
                   LOC), 3.640%, 8/2/2007
     2,500,000     Mahoning County, OH Hospital Facilities, (Series B) Weekly VRDNs (Forum Group, Inc.)/                   2,500,000
                   (MBIA Insurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.640%, 8/2/2007
     2,265,000     Mahoning County, OH Multifamily HFA Weekly VRDNs (International Towers, Inc.)/(U.S. Bank, N.A.          2,265,000
                   LOC), 3.860%, 8/2/2007
     2,065,000     Mansfield, OH, 4.50% BANs, 8/22/2007                                                                    2,065,870
     3,253,000     Maple Heights, OH City School District, 4.00% BANs, 4/17/2008                                           3,259,674
     7,400,000     Medina County, OH, (Series 1997) Weekly VRDNs (Plaza 71 Associates Ltd.)/(GTD by WestLB AG LOC),        7,400,000
                   3.810%, 8/2/2007
       840,000     Medina County, OH, (Series 1998) Weekly VRDNs (Michael Day Enterprises)/(Key Bank, N.A. LOC),             840,000
                   3.760%, 8/1/2007
     1,500,000     Mentor, OH, (Series 1997) Weekly VRDNs (Risch Investments/Roll Kraft, Inc.)/(Key Bank, N.A.             1,500,000
                   LOC), 3.950%, 8/2/2007
    15,000,000 3,4 Middletown, OH, (MT-239) Weekly VRDNs (Middletown Regional Hospital)/(Merrill Lynch & Co., Inc.        15,000,000
                   LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.700%, 8/2/2007
     1,400,000     Montgomery County, OH, (Series 2005) Weekly VRDNs (Kroger Co.)/(U.S. Bank, N.A. LOC), 3.710%,           1,400,000
                   8/2/2007
     6,500,000     Mount Healthy, OH City School District, 4.25% BANs, 4/3/2008                                            6,522,316
     2,200,000     Mount Vernon, OH, 4.50% BANs, 9/5/2007                                                                  2,201,660
    12,500,000     New Albany, OH Community Authority, (Series C) Weekly VRDNs (Key Bank, N.A. LOC), 3.660%,              12,500,000
                   8/2/2007
     5,000,000     North Royalton, OH, 3.90% BANs, 2/28/2008                                                               5,006,087
     2,845,000 3,4 Ohio HFA, MERLOTS (Series 2006-A2) Weekly VRDNs (GNMA COL)/(Bank of New York LIQ), 3.730%,              2,845,000
                   8/1/2007
     1,075,000 3,4 Ohio HFA, Variable Rate Certificates (Series 2001-I) Weekly VRDNs (GNMA COL)/(Bank of America           1,075,000
                   N.A. LIQ), 3.700%, 8/2/2007
     9,990,000 3,4 Ohio State Air Quality Development Authority, (Series 2006-K74) Weekly VRDNs (Dayton Power &            9,990,000
                   Light Co.)/(FGIC INS)/(Lehman Brothers Holdings, Inc. LIQ), 3.720%, 8/1/2007
     6,300,000     Ohio State Higher Educational Facilities Commission, (Series A) Weekly VRDNs (John Carroll              6,300,000
                   University, OH)/(Allied Irish Banks PLC LOC), 3.630%, 8/2/2007
       770,000     Ohio State Higher Educational Facilities Commission, Pooled Financing (Series 2003A) Weekly               770,000
                   VRDNs (Fifth Third Bank, Cincinnati LOC), 3.680%, 8/2/2007
     6,650,000     Ohio State Water Development Authority Pollution Control Facilities, (Series 2005B) Weekly VRDNs        6,650,000
                   (FirstEnergy Nuclear Generation Corp.)/(Barclays Bank PLC LOC), 3.640%, 8/1/2007
       540,000 3,4 Ohio State, P-Floats (Series EC-1073) VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.680%, 8/2/2007             540,000
     1,560,000 3,4 Ohio State, P-Floats (Series EC-1074) VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.680%, 8/2/2007           1,560,000
     2,157,000     Painesville, OH, (Series 2006-4), 3.70% BANs, 11/14/2007                                                2,157,000
     1,295,000     Pataskala, OH, 4.50% BANs, 11/20/2007                                                                   1,297,685
     4,955,000     Pataskala, OH, 4.50% BANs, 8/29/2007                                                                    4,957,744
     2,300,000     Paulding County, OH, 3.80% BANs, 2/12/2008                                                              2,300,000
     2,393,000     Perrysburg, OH, LT GO, 4.25% BANs, 11/8/2007                                                            2,396,879
     1,790,000     Pickaway County, OH IDA Weekly VRDNs (Crane Plastics)/(JPMorgan Chase Bank, N.A. LOC), 3.950%,          1,790,000
                   8/2/2007
     6,790,000     Pike County, OH Health Care Facilities, (Series 2005) Weekly VRDNs (Bristol Village Homes)/(Key         6,790,000
                   Bank, N.A. LOC), 3.630%, 8/2/2007
     5,910,000     Port of Greater Cincinnati, OH Development Authority, (Series 2003A) Weekly VRDNs (National             5,910,000
                   Underground Railroad Freedom Center, Inc.)/(Fifth Third Bank, Cincinnati, JPMorgan Chase Bank,
                   N.A. and U.S. Bank, N.A. LOCs), 3.650%, 8/1/2007
     4,420,000     Richland County, OH, 4.50% BANs, 11/1/2007                                                              4,429,350
       911,000     Richland County, OH, 4.50% BANs, 8/5/2008                                                                 916,949
     3,235,000     Richland County, OH, 4.50% BANs, 9/5/2007                                                               3,237,383
     2,900,000     Rossford, OH, 4.625% BANs, 6/12/2008                                                                    2,919,880
     4,280,000     Springboro, OH, 4.50% BANs, 11/1/2007                                                                   4,287,269
     5,230,000     Stark County, OH IDR Weekly VRDNs (Shearer's Foods, Inc.)/(National City Bank LOC), 3.740%,             5,230,000
                   8/2/2007
       500,000     Stark County, OH IDR, IDRB (Series 1996) Weekly VRDNs (Foundations Systems and Anchors, Inc.              500,000
                   Project)/(JPMorgan Chase Bank, N.A. LOC), 4.100%, 8/2/2007
       670,000     Strongsville, OH Weekly VRDNs (Monarch Engraving, Inc.)/(FirstMerit Bank, N.A. LOC), 4.010%,              670,000
                   8/1/2007
       265,000     Strongsville, OH, (Series 1994) Weekly VRDNs (Nutro Machinery Corp.)/(Huntington National Bank,           265,000
                   Columbus, OH LOC), 3.760%, 8/3/2007
     3,030,000     Summit County, OH IDA Weekly VRDNs (Gardner Pie Co., Inc.)/(FirstMerit Bank, N.A. LOC), 3.890%,         3,030,000
                   8/2/2007
     1,005,000     Summit County, OH IDA, (Series 1997) Weekly VRDNs (Malco Products, Inc.)/(JPMorgan Chase Bank,          1,005,000
                   N.A. LOC), 3.950%, 8/2/2007
     1,985,000     Summit County, OH IDA, (Series 1998) Weekly VRDNs (Waldonia Investment)/(Key Bank, N.A. LOC),           1,985,000
                   3.760%, 8/1/2007
     1,170,000     Summit County, OH IDA, (Series 2000) Weekly VRDNs (McHale Group)/(National City Bank LOC),              1,170,000
                   3.800%, 8/2/2007
     3,105,000     Summit County, OH IDA, (Series 2001) Weekly VRDNs (AESCO, Inc.)/(FirstMerit Bank, N.A. LOC),            3,105,000
                   3.890%, 8/2/2007
       570,000     Summit County, OH IDA, Adjustable Rate IDRBs (Series 1996) Weekly VRDNs (Fomo Products,                   570,000
                   Inc.)/(FirstMerit Bank, N.A. LOC), 3.890%, 8/2/2007
     1,410,000     Summit County, OH IDA, Variable Rate IDRBs (Series 1998A) Weekly VRDNs (Wintek Ltd.)/(FirstMerit        1,410,000
                   Bank, N.A. LOC), 3.890%, 8/2/2007
     1,406,000     Swanton, OH, 4.50% BANs, 8/23/2007                                                                      1,406,489
     1,000,000     Sylvania, OH City School District, 4.47% BANs, 7/24/2008                                                1,006,501
       540,000     Tuscarawas County, OH, Adjustable Rate IDRBs (Series 1995) Weekly VRDNs (Primary Packaging,               540,000
                   Inc.)/(FirstMerit Bank, N.A. LOC), 3.850%, 8/2/2007
     2,170,000     Warrensville Heights, OH, 4.05% BANs, 2/5/2008                                                          2,173,766
     3,861,000     Warrensville Heights, OH, 4.05% BANs, 5/30/2008                                                         3,868,671
       280,000     Willoughby City, OH, IDR Refunding Bonds (Series 1995A) Weekly VRDNs (Pine Ridge Shopping Center          280,000
                   Co. Project)/(U.S. Bank, N.A. LOC), 4.010%, 8/2/2007
       315,000     Willoughby City, OH, IDR Revenue Bonds (Series 1995 B) Weekly VRDNs (Pine Ridge Shopping Center           315,000
                   Co. Project)/(U.S. Bank, N.A. LOC), 4.010%, 8/2/2007
       730,000     Wood County, OH, Williams Industries Service Inc, Project Weekly VRDNs (Williams Industrial               730,000
                   Service, Inc.)/(Huntington National Bank, Columbus, OH LOC), 3.910%, 8/2/2007
                      TOTAL MUNICIPAL INVESTMENTS --- 100.4%                                                             334,260,586
                      (AT AMORTIZED COST)5
                      OTHER ASSETS AND LIABILITIES --- NET --- (0.4)%                                                    (1,417,430)
                      TOTAL NET ASSETS --- 100%                                                                        $ 332,843,156


     Securities that are subject to the federal alternative minimum tax (AMT) represent 29.2% of the portfolio as calculated based upon total market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

     At July 31, 2007, the portfolio securities were rated as follows:
     Tier Rating Percentages Based on Total Market Value
     FIRST TIER                                     SECOND TIER
     97.6%                                          2.4%

2    Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2007, these restricted securities amounted to $44,555,000, which represented 13.4% of total net assets.

4 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At July 31, 2007, these liquid restricted securities amounted to $44,555,000, which represented 13.4% of total net assets.

5    Also represents cost for federal tax purposes.



   Note: The categories of investments are shown as a percentage of total net assets at July 31, 2007.


INVESTMENT VALUATION
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.


   The following acronyms are used throughout this portfolio:

 AMBAC   --American Municipal Bond Assurance Corporation
 AMT     --Alternative Minimum Tax
 BANs    --Bond Anticipation Notes
 COL     --Collateralized
 FGIC    --Financial Guaranty Insurance Company
 FHLB    --Federal Home Loan Bank
 FSA     --Financial Security Assurance
 GNMA    --Government National Mortgage Association
 GO      -- General Obligation
 GTD     --Guaranteed
 HFA     --Housing Finance Authority
 IDA     --Industrial Development Authority
 IDR     --Industrial Development Revenue
 IDRB(s) --Industrial Development Revenue Bond(s)
 INS     --Insured
 LIQ     --Liquidity Agreement
 LOC(s)  --Letter(s) of Credit
 LT      --Limited Tax
 MERLOTS --Municipal Exempt Receipts -- Liquidity Optional Tender Series
 MFH     --Multi-Family Housing
 TOPS    -- Trust Obligation Participating Securities
 VRDNs   --Variable Rate Demand Notes










PENNSYLVANIA MUNICIPAL CASH TRUST
PORTFOLIO OF INVESTMENTS
July 31, 2007 (unaudited)

    PRINCIPAL                                                                                                                  VALUE
    AMOUNT
                   SHORT-TERM MUNICIPALS--99.5%1,2
                   PENNSYLVANIA--99.5%
  $  9,145,000 3,4 ABN AMRO MuniTOPS Certificates Trust (Pennsylvania Non-AMT)/(Series 2003-24) Weekly VRDNs           $   9,145,000
                   (Philadelphia, PA School District)/(FSA INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.650%, 8/2/2007
     8,000,000 3,4 ABN AMRO MuniTOPS Certificates Trust (Pennsylvania Non-AMT)/(Series 2007-47) Weekly VRDNs               8,000,000
                   (Lancaster, PA)/(AMBAC INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.660%, 8/2/2007
     2,280,000     Adams County, PA IDA, (Series 1999C) Weekly VRDNs (Martin Limestone, Inc.)/                             2,280,000
                   (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.810%, 8/2/2007
     2,590,000     Adams County, PA IDA, (Series 2002) Weekly VRDNs (Agricultural Commodities, Inc.)/                      2,590,000
                   (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.810%, 8/3/2007
     5,550,000     Adams County, PA IDA, (Series A of 1999) Weekly VRDNs (Valley Quarries, Inc.)/                          5,550,000
                   (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.810%, 8/2/2007
     1,645,000     Adams County, PA IDA, (Series B of 1999) Weekly VRDNs (Valley Quarries, Inc.)/                          1,645,000
                   (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.810%, 8/2/2007
     2,195,000 3,4 Allegheny County, PA Airport Authority, (PT-3743) Weekly VRDNs (MBIA Insurance Corp. INS)/(Dexia        2,195,000
                   Credit Local LIQ), 3.690%, 8/2/2007
     6,135,000     Allegheny County, PA HDA, (Series 2001B) Weekly VRDNs (Covenant at South Hills)/(Key Bank, N.A.         6,135,000
                   LOC), 3.820%, 8/2/2007
    18,665,000 3,4 Allegheny County, PA HDA, (Series 2007 FR/RI-FC2) Weekly VRDNs (West Penn Allegheny Health             18,665,000
                   System)/(Lehman Brothers Holdings, Inc. SWP), 3.720%, 8/1/2007
       840,000     Allegheny County, PA IDA, (Series A of 1997) Weekly VRDNs (Jewish Community Center)/                      840,000
                   (National City Bank LOC), 3.690%, 8/2/2007
       500,000     Allegheny County, PA IDA, (Series B of 1997) Weekly VRDNs (Jewish Community Center)/                      500,000
                   (National City Bank LOC), 3.690%, 8/2/2007
       420,000     Berks County, PA IDA Weekly VRDNs (ADC Quaker Maid Meats)/(Wachovia Bank N.A. LOC), 3.780%,               420,000
                   8/1/2007
     2,800,000     Berks County, PA IDA, (Series 1998) Weekly VRDNs (Eastern Industries, Inc.)/                            2,800,000
                   (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.810%, 8/1/2007
     2,000,000     Bethel Park, PA, 4.00% TRANs, 12/28/2007                                                                2,002,839
       760,000     Bucks County, PA IDA Weekly VRDNs (Double H Plastics, Inc.)/(Wachovia Bank N.A. LOC), 3.730%,             760,000
                   8/1/2007
       815,000     Bucks County, PA IDA Weekly VRDNs (Pennsylvania Associates)/(Wachovia Bank N.A. LOC), 3.730%,             815,000
                   8/1/2007
     1,390,000     Butler County, PA IDA, (Series 1994) Weekly VRDNs (Lue-Rich Holding Co., Inc.)/(LaSalle Bank,           1,390,000
                   N.A. LOC), 3.860%, 8/2/2007
     2,200,000     Butler County, PA IDA, (Series 1996 A) Weekly VRDNs (Armco, Inc.)/(Fifth Third Bank, Cincinnati         2,200,000
                   LOC), 3.700%, 8/2/2007
     3,095,000     Butler County, PA IDA, IDRBs (Series 1997) Weekly VRDNs (Wise Business Forms, Inc.)/                    3,095,000
                   (Wachovia Bank N.A. LOC), 3.780%, 8/3/2007
     2,500,000     Cheltenham Township, PA, 4.00% TRANs, 12/31/2007                                                        2,503,622
     3,335,000     Chester County, PA IDA, (Series 2000A) Weekly VRDNs (Innovative Solutions and Support,                  3,335,000
                   Inc.)/(PNC Bank, N.A. LOC), 3.740%, 8/2/2007
     5,500,000     Chester County, PA IDA, (Series 2007) Weekly VRDNs (YMCA of the Brandywine Valley)/                     5,500,000
                   (Fulton Bank LOC), 3.690%, 8/2/2007
     3,220,000     Chester County, PA IDA, (Series A of 2000) Weekly VRDNs (Devault Packing Co., Inc.)/                    3,220,000
                   (Wilmington Trust Co. LOC), 3.770%, 8/2/2007
     6,800,000 3,4 Commonwealth of Pennsylvania, (Series 2001-JPMC5) Weekly VRDNs (J.P. Morgan Chase & Co. LIQ),           6,800,000
                   3.680%, 8/1/2007
     7,843,500 3,4 Commonwealth of Pennsylvania, Floater Certificates (Series 2001-696) Weekly VRDNs (FSA                  7,843,500
                   INS)/(Morgan Stanley LIQ), 3.660%, 8/2/2007
    13,145,000 3,4 Commonwealth of Pennsylvania, Variable Rate Certificates (Series 2001-F) Weekly VRDNs (Bank of         13,145,000
                   America N.A. LIQ), 3.670%, 8/2/2007
     1,120,000     Cumberland County, PA IDA, (Series 2001) Weekly VRDNs (Industrial Harness Co.)/                         1,120,000
                   (Wachovia Bank N.A. LOC), 3.780%, 8/2/2007
     5,000,000     Cumberland County, PA Municipal Authority, (Series B of 2005), 3.65% TOBs (Presbyterian Homes,          5,000,000
                   Inc.)/(Radian Asset Assurance INS)/(Wachovia Bank N.A. LIQ), Mandatory Tender 12/1/2007
       440,000     Dallastown Area School District, PA, (Series 1998) Weekly VRDNs (FGIC INS)/(BNP Paribas SA LIQ),          440,000
                   3.630%, 8/2/2007
     2,200,000     Dauphin County, PA General Authority, (Education and Health Loan Program, Series 1997) Weekly           2,200,000
                   VRDNs (AMBAC INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.660%, 8/2/2007
     1,600,000     Dauphin County, PA IDA, (Series 1998-A) Weekly VRDNs (Key Ingredients, Inc.)/(Citibank NA, New          1,600,000
                   York LOC), 3.900%, 8/1/2007
     2,270,000     Dauphin County, PA IDA, (Series 2000) Weekly VRDNs (Consolidated Scrap Resources,                       2,270,000
                   Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.810%, 8/3/2007
     4,645,000     Dauphin County, PA IDA, Variable Rate EDRB (Series 1998-B) Weekly VRDNs (Key Ingredients,               4,645,000
                   Inc.)/(Citibank NA, New York LOC), 3.900%, 8/1/2007
     4,200,000     Delaware County, PA Authority, Hospital Revenue Bonds (Series of 1996) Weekly VRDNs (Crozer-            4,200,000
                   Chester Medical Center)/(KBC Bank N.V. LOC), 3.710%, 8/1/2007
        15,000 3,4 Delaware Valley, PA Regional Finance Authority, (Series 5005 BBT) Weekly VRDNs (AMBAC                      15,000
                   INS)/(Branch Banking & Trust Co. LIQ), 3.660%, 8/2/2007
    13,325,000     Doylestown Hospital Authority, PA, (Series 1998 B) Weekly VRDNs (Doylestown Hospital, PA)/(AMBAC       13,325,000
                   INS)/(PNC Bank, N.A. LIQ), 3.720%, 8/2/2007
     2,000,000     Doylestown Hospital Authority, PA, (Series 1998C) Weekly VRDNs (Doylestown Hospital, PA)/(AMBAC         2,000,000
                   INS)/(PNC Bank, N.A. LIQ), 3.780%, 8/2/2007
     3,000,000     Elizabethtown, PA IDA, (Series 2006) Weekly VRDNs (Elizabethtown College)/(Fulton Bank LOC),            3,000,000
                   3.710%, 8/2/2007
    19,960,000     Erie County, PA Hospital Authority Weekly VRDNs (St. Vincent Health System)/                           19,960,000
                   (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.680%, 8/2/2007
    14,500,000     Erie County, PA, 4.00% TRANs, 12/14/2007                                                               14,519,179
     2,635,000     Franconia Township, PA IDA, (Series 1997A) Daily VRDNs (Asher's Chocolates)/(Commerce Bank N.A.,        2,635,000
                   Cherry Hill, NJ LOC), 3.860%, 8/2/2007
     4,375,000 3,4 Geisinger Authority, PA Health System, ROCs (Series 11013) Weekly VRDNs (Geisinger Health               4,375,000
                   System)/(Citibank NA, New York LIQ), 3.670%, 8/2/2007
     1,350,000     Gettysburg Area IDA, (Series A of 1998) Weekly VRDNs (Hanover Lantern, Inc.)/                           1,350,000
                   (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.810%, 8/1/2007
     1,215,000     Greene County, PA IDA, (Series 1999) Weekly VRDNs (CWS Co., Inc.)/(Huntington National Bank,            1,215,000
                   Columbus, OH LOC), 4.010%, 8/2/2007
       460,000     Huntingdon County, PA IDA, (Series A) Weekly VRDNs (Bonney Forge Corp.)/(Wachovia Bank N.A.               460,000
                   LOC), 3.930%, 8/2/2007
     2,075,000     Lancaster, PA IDA, (1988 Series C) Weekly VRDNs (Henry Molded Products, Inc.)/                          2,075,000
                   (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.760%, 8/2/2007
       740,000     Lancaster, PA IDA, (1998 Series A) Weekly VRDNs (Henry Molded Products, Inc.)/                            740,000
                   (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.760%, 8/2/2007
     2,725,000     Lancaster, PA IDA, (Series A of 2001) Weekly VRDNs (Student Lodging and Student                         2,725,000
                   Services)/(Fulton Bank LOC), 3.710%, 8/2/2007
     2,530,000     Lancaster, PA Municipal Authority, (Series 2006) Weekly VRDNs (Ephrata Community                        2,530,000
                   Hospital)/(Fulton Bank LOC), 3.710%, 8/1/2007
     1,000,000     Lehigh County, PA IDA, (Series 1997) Weekly VRDNs (American Manufacturing Co., Inc.)/                   1,000,000
                   (Wachovia Bank N.A. LOC), 3.780%, 8/2/2007
     1,750,000     Lehigh County, PA IDA, (Series of 2000) Weekly VRDNs (P. R. E. USA, Inc./Suntuf 2000,                   1,750,000
                   Inc.)/(Wachovia Bank N.A. LOC), 3.780%, 8/2/2007
     6,120,000     McKean County, PA IDA, (Series 1997) Weekly VRDNs (Keystone Powdered Metal Co.)/                        6,120,000
                   (PNC Bank, N.A. LOC), 3.900%, 8/2/2007
     1,330,000     Montgomery County, PA IDA, (Series 2000) Weekly VRDNs (American Foodservice Corp.)/                     1,330,000
                   (Wachovia Bank N.A. LOC), 3.780%, 8/2/2007
    16,000,000     Montgomery County, PA IDA, (Series 2000) Weekly VRDNs (Lonza, Inc.)/(Deutsche Bank AG LOC),            16,000,000
                   3.700%, 8/2/2007
     2,125,000     Montgomery County, PA IDA, (Series C) Weekly VRDNs (Vari Corp.)/(Manufacturers & Traders Trust          2,125,000
                   Co., Buffalo, NY LOC), 3.860%, 8/1/2007
     2,215,000     Northampton County, PA IDA, (Series 2006) Weekly VRDNs (Jacobsburg Realty LLC)/(Fulton Bank             2,215,000
                   LOC), 3.710%, 8/2/2007
     3,000,000     Northampton Township, PA, 4.00% TANs, 12/31/2007                                                        3,004,975
       800,000     Pennsylvania EDFA Weekly VRDNs (Industrial Scientific Corp.)/(Citizens Bank N.A. LOC), 3.900%,            800,000
                   8/2/2007
       400,000     Pennsylvania EDFA, (1995 Series D2) Weekly VRDNs (ARCO Enterprises, Inc./Ronald L. Repasky, Sr.           400,000
                   Project)/(PNC Bank, N.A. LOC), 3.700%, 8/2/2007
     3,400,000     Pennsylvania EDFA, (Series 1995 B) Weekly VRDNs (Morrisons Cove Home)/(PNC Bank, N.A. LOC),             3,400,000
                   3.730%, 8/1/2007
     2,670,000     Pennsylvania EDFA, (Series 1998A) Weekly VRDNs (Fourth Generation Realty LLC)/(PNC Bank, N.A.           2,670,000
                   LOC), 3.760%, 8/2/2007
     5,000,000     Pennsylvania EDFA, (Series 2000) Weekly VRDNs (Merck & Co., Inc.), 3.680%, 8/2/2007                     5,000,000
     6,200,000     Pennsylvania EDFA, (Series 2005) Weekly VRDNs (Westrum Harleysville II LP)/(FHLB of Pittsburgh          6,200,000
                   LOC), 3.670%, 8/2/2007
     5,900,000 3,4 Pennsylvania EDFA, Trust Receipts (Series 2006 FR/RI-FC3) Weekly VRDNs (USG Corp.)/                     5,900,000
                   (Lehman Brothers Holdings, Inc. SWP), 3.770%, 8/1/2007
     4,000,000     Pennsylvania EDFA, Wastewater Treatment Revenue Refunding Bonds (Series 2004B) Weekly VRDNs             4,000,000
                   (Sunoco, Inc.), 3.820%, 8/1/2007
     5,715,000 3,4 Pennsylvania HFA, (Series 2002-JPMC-1) Weekly VRDNs (J.P. Morgan Chase & Co. LIQ), 3.720%,              5,715,000
                   8/1/2007
     3,860,000 3,4 Pennsylvania HFA, MERLOTS (Series 2006B-13) Weekly VRDNs (Wachovia Bank N.A. LIQ), 3.730%,              3,860,000
                   8/1/2007
     7,100,000 3,4 Pennsylvania HFA, MERLOTS (Series 2007-C50) Weekly VRDNs (Bank of New York LIQ), 3.730%,                7,100,000
                   8/1/2007
     1,940,000 3,4 Pennsylvania HFA, PUTTERs (Series 1213B) Weekly VRDNs (J.P. Morgan Chase & Co. LIQ), 3.710%,            1,940,000
                   8/2/2007
     2,000,000     Pennsylvania State Higher Education Assistance Agency, (Series 2003 A-1) Weekly VRDNs (AMBAC            2,000,000
                   INS)/(Dexia Credit Local LIQ), 3.700%, 8/1/2007
     7,000,000     Pennsylvania State Higher Education Assistance Agency, Series 2002 A) Weekly VRDNs (FSA                 7,000,000
                   INS)/(GTD by Bayerische Landesbank)/(GTD by Lloyds TSB Bank PLC, London, State Street Bank and
                   Trust Co. and WestLB AG LIQs), 3.700%, 8/2/2007
    11,805,000 3,4 Pennsylvania State Higher Education Facilities Authority, (PT-2498) Weekly VRDNs (Phoenixville         11,805,000
                   Hospital)/(Lloyds TSB Bank PLC, London LIQ)/(Lloyds TSB Bank PLC, London LOC), 3.710%, 8/2/2007
    11,290,000     Pennsylvania State Higher Education Facilities Authority, (Series 2004) Weekly VRDNs (Holy             11,289,999
                   Family University)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 3.640%, 8/2/2007
    15,000,000     Pennsylvania State Higher Education Facilities Authority, (Series 2007 P1), 4.50% TOBs (Gwynedd-       15,075,741
                   Mercy College)/(Radian Asset Assurance INS)/(Commerce Bank N.A., Cherry Hill, NJ LIQ), Mandatory
                   Tender 5/1/2008
     2,500,000     Pennsylvania State Higher Education Facilities Authority, (Series F-2), 3.70% TOBs (Robert              2,500,000
                   Morris University)/(PNC Bank, N.A. LOC), Mandatory Tender 5/1/2008
     3,100,000     Pennsylvania State Higher Education Facilities Authority, (Series I-6) Weekly VRDNs (York               3,100,000
                   College of Pennsylvania)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.690%, 8/2/2007
     2,000,000     Pennsylvania State Higher Education Facilities Authority, (Series M-3), 3.63% TOBs (York College        2,000,000
                   of Pennsylvania)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), Mandatory Tender
                   11/1/2007
     3,995,000 3,4 Pennsylvania State Higher Education Facilities Authority, RBC Floater Certificates (Series I-33)        3,995,000
                   Weekly VRDNs (Foundation for Indiana University of Pennsylvania )/(XL Capital Assurance Inc.
                   INS)/(Royal Bank of Canada, Montreal LIQ), 3.660%, 8/2/2007
     3,180,000 3,4 Pennsylvania State Higher Education Facilities Authority, ROCS (Series 1018) Weekly VRDNs (AMBAC        3,180,000
                   INS)/(Citigroup, Inc. LIQ), 3.670%, 8/2/2007
     3,250,000     Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, 3.63% TOBs (York               3,250,000
                   College of Pennsylvania)/(Allied Irish Banks PLC LOC), Mandatory Tender 11/1/2007
    16,750,000     Philadelphia, PA Airport System, (Series 2005C) Weekly VRDNs (MBIA Insurance Corp. INS)                16,750,000
                   /(JPMorgan Chase Bank, N.A. LIQ), 3.680%, 8/1/2007
     5,300,000     Philadelphia, PA Authority for Industrial Development Weekly VRDNs (30th Street Ltd. LP)/               5,300,000
                   (MBIA Insurance Corp. INS)/(Royal Bank of Scotland PLC, Edinburgh LIQ), 3.780%, 8/1/2007
     4,905,000 3,4 Philadelphia, PA Authority for Industrial Development, Cultural and Commercial Corridors Program        4,905,000
                   (MT-340) Weekly VRDNs (Philadelphia, PA)/(FGIC INS)/(Merrill Lynch & Co., Inc. LIQ), 3.690%,
                   8/2/2007
     5,000,000 3,4 Philadelphia, PA Authority for Industrial Development, ROCs (Series 675CE) Weekly VRDNs (Please         5,000,000
                   Touch Museum)/(Citibank NA, New York LIQ)/(Citibank NA, New York LOC), 3.670%, 8/2/2007
    10,885,000 3,4 Philadelphia, PA Gas Works, PUTTERs (Series 1840) Weekly VRDNs (AMBAC INS)/                            10,885,000
                   (JPMorgan Chase Bank, N.A. LIQ), 3.670%, 8/2/2007
     2,945,000     Philadelphia, PA Hospitals & Higher Education Facilities Authority, (Series 2003) Daily VRDNs           2,945,000
                   (Thomas Jefferson University Hospital)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 3.640%,
                   8/2/2007
     4,250,000 3,4 Philadelphia, PA Hospitals & Higher Education Facilities Authority, PA-1464 Weekly VRDNs                4,250,000
                   (Children's Hospital of Philadelphia)/(Merrill Lynch & Co., Inc. LIQ), 3.670%, 8/2/2007
     7,445,000 3,4 Philadelphia, PA Redevelopment Authority, MERLOTS (Series 2002-A27) Weekly VRDNs (FGIC                  7,445,000
                   INS)/(Wachovia Bank N.A. LIQ), 3.680%, 8/1/2007
     2,000,000 3,4 Philadelphia, PA Water & Wastewater System, Floater Certificates (Series 2001-773) Weekly VRDNs         2,000,000
                   (FGIC INS)/(Morgan Stanley LIQ), 3.660%, 8/2/2007
     4,755,000     Schuylkill County, PA IDA, (Series 2000) Weekly VRDNs (Fabcon East Corp. LLC)/(LaSalle Bank,            4,755,000
                   N.A. LOC), 3.680%, 8/2/2007
     1,920,000 3,4 Scranton-Lackawanna, PA Health & Welfare Authority, MERLOTS (Series 2002-A18) Weekly VRDNs              1,920,000
                   (University of Scranton)/(AMBAC INS)/(Wachovia Bank N.A. LIQ), 3.680%, 8/1/2007
       215,000     Southcentral PA, General Authority, (Series 2003) Weekly VRDNs (AMBAC INS)/(RBC Centura Bank              215,000
                   LIQ), 3.660%, 8/2/2007
     2,300,000 3,4 Southcentral PA, General Authority, ROCs (Series 604) Weekly VRDNs (Hanover Hospital,                   2,300,000
                   Inc.)/(Radian Asset Assurance INS)/(Citibank NA, New York LIQ), 3.680%, 8/2/2007
     7,735,000 3,4 St. Mary Hospital Authority, PA, PA-1480 Weekly VRDNs (Catholic Health East)/(Merrill Lynch &           7,735,000
                   Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.680%, 8/2/2007
     2,487,000     Stroudsburg, PA Area School District, 4.50% TRANs, 6/30/2008                                            2,500,532
     8,500,000     Union County, PA Hospital Authority, (Series 2001), 3.70% TOBs (Evangelical Community                   8,500,000
                   Hospital)/(Radian Asset Assurance INS)/(Bank of America N.A. LIQ), Mandatory Tender 2/1/2008
     3,000,000     University of Pittsburgh, Pitt Asset Notes (Series 2006), 4.50% BANs, 8/24/2007                         3,001,455
     2,990,000     Washington County, PA Hospital Authority, (Series 2001B), 3.80% TOBs (Washington Hospital,              2,990,000
                   PA)/(PNC Bank, N.A. LOC), Mandatory Tender 6/30/2008
     4,135,000     Wyoming County, PA IDA, (Series A of 2007) Weekly VRDNs (Deer Park Lumber, Inc.)/(First                 4,135,000
                   Tennessee Bank, N.A. LOC), 3.690%, 8/2/2007
     2,815,000     York County, PA IDA, (Series A of 2000) Weekly VRDNs (UL Holdings)/(Manufacturers & Traders             2,815,000
                   Trust Co., Buffalo, NY LOC), 3.810%, 8/3/2007
     2,500,000     York County, PA IDA, Limited Obligation Revenue Bonds (Series 1997) Weekly VRDNs (Metal Exchange        2,500,000
                   Corp.)/(Comerica Bank LOC), 3.790%, 8/2/2007
                      TOTAL MUNICIPAL INVESTMENTS --- 99.5%                                                              454,346,842
                      (AT AMORTIZED COST)5
                      OTHER ASSETS AND LIABILITIES --- NET --- 0.5%                                                        2,064,065
                      TOTAL NET ASSETS --- 100%                                                                        $ 456,410,907

     Securities that are subject to the federal alternative minimum tax (AMT) represent 37.0% of the portfolio as calculated based upon total market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP- 2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

     At July 31, 2007, the portfolio securities were rated as follows:
     Tier Rating Percentages Based on Total Market Value
     FIRST TIER                                    SECOND TIER
     99.1%                                         0.9%

2    Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2007, these restricted securities amounted to $160,118,500, which represented 35.1% of total net assets.

4 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At July 31, 2007, these liquid restricted securities amounted to $160,118,500, which represented 35.1% of total net assets.

5    Also represents cost for federal tax purposes.


   Note: The categories of investments are shown as a percentage of total net assets at July 31, 2007.

INVESTMENT VALUATION
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

   The following acronyms are used throughout this portfolio:

 AMBAC   --American Municipal Bond Assurance Corporation
 AMT     --Alternative Minimum Tax
 BANs    --Bond Anticipation Notes
 EDFA    --Economic Development Financing Authority
 EDRB    --Economic Development Revenue Bond
 FGIC    --Financial Guaranty Insurance Company
 FHLB    --Federal Home Loan Bank
 FSA     --Financial Security Assurance
 GTD     --Guaranteed
 HDA     --Hospital Development Authority
 HFA     --Housing Finance Authority
 IDA     --Industrial Development Authority
 IDRBs   --Industrial Development Revenue Bonds
 INS     --Insured
 LIQ     --Liquidity Agreement
 LOC     --Letter of Credit
 MERLOTS --Municipal Exempt Receipts -- Liquidity Optional Tender Series PUTTERs --Puttable Tax-Exempt Receipts
 ROCs    --Reset Option Certificates
 SWP     --Swap Agreement
 TANs    --Tax Anticipation Notes
 TOBs    --Tender Option Bonds
 TOPS    --Trust Obligation Participating Securities
 TRANs   --Tax and Revenue Anticipation Notes
 VRDNs   --Variable Rate Demand Notes













VIRGINIA MUNICIPAL CASH TRUST
PORTFOLIO OF INVESTMENTS
July 31, 2007 (unaudited)

  PRINCIPAL     VALUE
  AMOUNT

                   SHORT-TERM MUNICIPALS-105.8%1,2
                   VIRGINIA--104.1%
  $ 12,160,000 3,4 ABN AMRO MuniTOPS Certificates Trust (Virginia Non-AMT)/(Series 1998-21)Weekly VRDNs (Norfolk,     $   12,160,000
                   VA Water Revenue)/(FSA INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.650%, 8/2/2007
    12,870,000 3,4 ABN AMRO MuniTOPS Certificates Trust (Virginia Non-AMT)/(Series 2003-33) Weekly VRDNs (Fairfax         12,870,000
                   County, VA EDA)/(MBIA Insurance Corp. INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.660%, 10/1/2007
     5,190,000     Alexandria, VA IDA, (Series 1999) Weekly VRDNs (Church Schools in the Diocese of                        5,190,000
                   Virginia)/(SunTrust Bank LOC), 3.630%, 8/1/2007
     8,400,000     Alexandria, VA IDA, (Series 2000B) Weekly VRDNs (Institute for Defense Analyses)/(AMBAC                 8,400,000
                   INS)/(Wachovia Bank N.A. LIQ), 3.650%, 8/2/2007
     4,400,000     Alexandria, VA IDA, (Series 2005) Weekly VRDNs (American Statistical Association)/                      4,400,000
                   (SunTrust Bank LOC), 3.630%, 8/1/2007
    15,925,000     Alexandria, VA IDA, (Series 2005) Weekly VRDNs (Institute for Defense Analyses)/(AMBAC                 15,925,000
                   INS)/(Wachovia Bank N.A. LIQ), 3.650%, 8/2/2007
    14,340,000 3,4 Alexandria, VA Redevelopment and Housing Authority, (PT-1554) Weekly VRDNs (3001 Park Center           14,340,000
                   Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.700%, 8/2/2007
     2,425,000     Arlington County, VA, (Series 2000A) Weekly VRDNs (National Science Teachers                            2,425,000
                   Association)/(SunTrust Bank LOC), 3.630%, 8/1/2007
     5,800,000 3,4 Arlington County, VA, ROCs (Series 6011) Weekly VRDNs (Citigroup, Inc. LIQ), 3.670%, 8/2/2007           5,800,000
     1,555,000     Bedford County, VA IDA, (Series 1999) Weekly VRDNs (David R. Snowman and Carol J.                       1,555,000
                   Snowman)/(SunTrust Bank LOC), 3.680%, 8/1/2007
     2,700,000     Botetourt County, VA IDA, (Series 2001) Weekly VRDNs (Altec Industries, Inc.)/(Regions Bank,            2,700,000
                   Alabama LOC), 3.750%, 8/2/2007
     2,145,000     Carroll County, VA IDA, IDRB (Series 1995) Weekly VRDNs (Kentucky Derby Hosiery Co., Inc.               2,145,000
                   Project)/(JPMorgan Chase Bank, N.A. LOC), 3.950%, 8/2/2007
     3,500,000     Charles City County, VA EDA, (Series 2004A) Weekly VRDNs (Waste Management, Inc.)/                      3,500,000
                   (JPMorgan Chase Bank, N.A. LOC), 3.670%, 8/2/2007
     2,500,000     Chesterfield County, VA IDA, (Series 1999) Weekly VRDNs (Honeywell International, Inc.),                2,500,000
                   3.810%, 8/2/2007
     3,475,000     Chesterfield County, VA IDA, (Series 2001A) Weekly VRDNs (Super Radiator Coils LP)/                     3,475,000
                   (LaSalle Bank, N.A. LOC), 3.970%, 8/2/2007
     5,700,000     Fairfax County, VA EDA, (Series 1995) Weekly VRDNs (American Society of Civil Engineers                 5,700,000
                   Foundation, Inc.)/(SunTrust Bank LOC), 3.630%, 8/2/2007
     8,150,000     Fairfax County, VA EDA, (Series 2001) Weekly VRDNs (Young Men's Christian Association of                8,150,000
                   Metropolitan Washington)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.660%, 8/3/2007
     3,900,000     Fairfax County, VA EDA, (Series 2002) Weekly VRDNs (Wolf Trap Foundation for the Performing             3,900,000
                   Arts)/(Bank of America N.A. LOC), 3.620%, 8/2/2007
     5,225,000     Fairfax County, VA EDA, (Series 2003) Weekly VRDNs (George Mason University Foundation,                 5,225,000
                   Inc.)/(SunTrust Bank LOC), 3.630%, 8/1/2007
    13,210,000     Fairfax County, VA IDA, (Series 2005C-1) Weekly VRDNs (Inova Health System), 3.600%, 8/1/2007          13,210,000
     4,500,000 3,4 Fairfax County, VA, P-Floats (Series EC-1125) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ),             4,500,000
                   3.690%, 8/2/2007
     3,580,000     Falls Church, VA IDA, (Series 2006) Weekly VRDNs (Tax Analysts)/(Citibank NA, New York LOC),            3,580,000
                   3.630%, 8/1/2007
     2,400,000     Fauquier County, VA IDA Weekly VRDNs (Warrenton Development Co.)/(Bank of America N.A. LOC),            2,400,000
                   3.670%, 8/2/2007
     3,000,000     Fredericksburg, VA IDA, (Series 2001 A-1) Weekly VRDNs (Forest Village Apartments)/                     3,000,000
                   (SunTrust Bank LOC), 3.680%, 8/1/2007
     5,000,000     Halifax, VA IDA, MMMs, PCR (Series 1992), 3.98% CP (Virginia Electric & Power Co.), Mandatory           5,000,000
                   Tender 10/23/2007
     8,400,000     Hampton, VA Redevelopment & Housing Authority, (Series 1998) Weekly VRDNs (Township                     8,400,000
                   Apartments)/(FNMA LOC), 3.620%, 8/1/2007
     2,500,000     Harrisonburg, VA Redevelopment & Housing Authority, (Series 2001A: Huntington Village                   2,500,000
                   Apartments) Weekly VRDNs (Richfield Place Associates LP)/(FNMA LOC), 3.690%, 8/2/2007
    30,000,000     Henrico County, VA EDA, (Series 2000) Weekly VRDNs (White Oak Semiconductor LP)/                       30,000,000
                   (Citibank NA, New York LOC), 3.670%, 8/1/2007
     3,060,000     Henrico County, VA EDA, (Series 2001) Weekly VRDNs (Instructive Visiting Nurse                          3,060,000
                   Association)/(SunTrust Bank LOC), 3.630%, 8/1/2007
     1,955,000     Henrico County, VA EDA, (Series 2001) Weekly VRDNs (JAS-LCS LLC)/(Wachovia Bank N.A. LOC),              1,955,000
                   3.730%, 8/2/2007
     3,310,000     Henrico County, VA EDA, (Series 2001) Weekly VRDNs (Roslyn Conference Center)/                          3,310,000
                   (SunTrust Bank LOC), 3.630%, 8/1/2007
     4,640,000     Henrico County, VA EDA, (Series 2003) Weekly VRDNs (Lewis Ginter Botanical Garden,                      4,640,000
                   Inc.)/(SunTrust Bank LOC), 3.680%, 8/1/2007
        50,000     Henrico County, VA EDA, (Series 2003B) Weekly VRDNs (Westminster-Canterbury of                             50,000
                   Richmond)/(Branch Banking & Trust Co. LOC), 3.630%, 8/2/2007
     9,000,000     Henrico County, VA EDA, (Series 2003B) Weekly VRDNs (Westminster-Canterbury of                          9,000,000
                   Richmond)/(Branch Banking & Trust Co. LOC), 3.630%, 8/2/2007
     3,080,000 3,4 Henrico County, VA EDA, (Series 5021 BBT) Weekly VRDNs (Westminster-Canterbury of                       3,080,000
                   Richmond)/(Branch Banking & Trust Co. LIQ)/(Branch Banking & Trust Co. LOC), 3.710%, 8/2/2007
    24,000,000     James City County, VA IDA, (Series 1997) Weekly VRDNs (Riverside Health System), 3.760%,               24,000,000
                   8/1/2007
     1,230,000     James City County, VA IDA, (Series 2002) Weekly VRDNs (CMCP Williamsburg LLC)/                          1,230,000
                   (FNMA LOC), 3.630%, 8/2/2007
     5,790,000     King George County IDA, VA, (Series 1996) Weekly VRDNs (Garnet of Virginia, Inc.)/                      5,790,000
                   (JPMorgan Chase Bank, N.A. LOC), 3.670%, 8/2/2007
     2,245,000 3,4 Loudoun County , VA Sanitation Authority, ROCs  (Series 6511) Weekly VRDNs (MBIA Insurance              2,245,000
                   Corp. INS)/(Citigroup, Inc. LIQ), 3.670%, 8/2/2007
     1,375,000     Loudoun County, VA IDA Weekly VRDNs (Howard Hughes Medical Institute), 3.630%, 8/1/2007                 1,375,000
     3,400,000     Loudoun County, VA IDA, (Series 2001) Weekly VRDNs (Ashburn Volunteer Fire and Rescue                   3,400,000
                   Department)/(Wachovia Bank N.A. LOC), 3.680%, 8/2/2007
    10,000,000     Loudoun County, VA IDA, (Series 2003A) Daily VRDNs (Howard Hughes Medical Institute), 3.690%,          10,000,000
                   8/1/2007
     1,425,000     Loudoun County, VA IDA, (Series 2004) Weekly VRDNs (Jack Kent Cooke Foundation)/                        1,425,000
                   (Wachovia Bank N.A. LOC), 3.660%, 8/2/2007
     6,500,000     Loudoun County, VA, (Series 1998), 3.80% TOBs (Signature Flight Support Corp.)/                         6,500,000
                   (GTD by Bayerische Landesbank LOC), Optional Tender 12/1/2007
     1,400,000     Mecklenburg County, VA IDA, (Series 1999) Weekly VRDNs (Glaize and Bro. LLC)/                           1,400,000
                   (Wachovia Bank N.A. LOC), 3.730%, 8/2/2007
     3,260,000 3,4 Metropolitan Washington, DC Airports Authority, (PT-1991) Weekly VRDNs (FSA INS)/                       3,260,000
                   (Merrill Lynch & Co., Inc. LIQ), 3.690%, 8/2/2007
     8,250,000 3,4 Metropolitan Washington, DC Airports Authority, (ROCs Series 360) Weekly VRDNs (MBIA Insurance          8,250,000
                   Corp. INS)/(Citibank NA, New York LIQ), 3.700%, 8/2/2007
    11,000,000     Metropolitan Washington, DC Airports Authority, (Series 2005B), 3.68% CP (Bank of America N.A.         11,000,000
                   LOC), Mandatory Tender 8/8/2007
     4,000,000     Metropolitan Washington, DC Airports Authority, (Series 2005B), 3.70% CP (Bank of America N.A.          4,000,000
                   LOC), Mandatory Tender 8/8/2007
    15,500,000     Metropolitan Washington, DC Airports Authority, (Series 2005B), 3.70% CP (Bank of America N.A.         15,500,000
                   LOC), Mandatory Tender 9/10/2007
     5,570,000 3,4 Metropolitan Washington, DC Airports Authority, (Series 5022 BBT) Weekly VRDNs (FGIC                    5,570,000
                   INS)/(Branch Banking & Trust Co. LIQ), 3.690%, 8/2/2007
     9,285,000 3,4 Metropolitan Washington, DC Airports Authority, (PT-736), 3.69% TOBs (MBIA Insurance Corp.              9,285,000
                   INS)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 11/8/2007
     3,750,000 3,4 Metropolitan Washington, DC Airports Authority, ROCs (Series 521) Weekly VRDNs (FSA                     3,750,000
                   INS)/(Citibank NA, New York LIQ), 3.700%, 8/2/2007
    20,000,000     Metropolitan Washington, DC Airports Authority, Subseries A, 3.77% CP (GTD by Landesbank Baden-        20,000,000
                   Wuerttemberg and WestLB AG LOCs), Mandatory Tender 9/24/2007
    11,960,000 3,4 Metropolitan Washington, DC Airports Authority, TIC TOCs (Series 2006-D) Weekly VRDNs (FSA             11,960,000
                   INS)/(Goldman Sachs Group, Inc. LIQ), 3.700%, 8/2/2007
     6,105,000     Newport News, VA EDA, Oyster Point Town Center Weekly VRDNs (Newport News, VA)/                         6,105,000
                   (SunTrust Bank LIQ), 3.630%, 8/1/2007
     2,795,000     Newport News, VA IDA, (Series 1997) Weekly VRDNs (Iceland Seafood Corp.)/(SunTrust Bank LOC),           2,795,000
                   3.780%, 8/2/2007
     1,000,000     Newport News, VA Redevelopment & Housing Authority, (Series 2001A) Weekly VRDNs (Admiral Pointe         1,000,000
                   Apartments)/(SunTrust Bank LOC), 3.680%, 8/1/2007
     3,750,000     Norfolk, VA Redevelopment and Housing Authority, (Series 2005) Weekly VRDNs (Old Dominion               3,750,000
                   University Real Estate Foundation Student Housing LLC)/(CDC IXIS Financial Guaranty NA
                   INS)/(Bank of America N.A. LIQ), 3.620%, 8/2/2007
    24,000,000     Pocahontas Parkway Association, VA, (Series A), 5.50% Bonds (United States Treasury PRF                24,897,840
                   8/15/2008@102), 8/15/2028
     1,150,000     Portsmouth, VA IDA, (Series 2001) Weekly VRDNs (Brutus Enterprises LLC)/(RBC Centura Bank LOC),         1,150,000
                   3.810%, 8/2/2007
     2,500,000     Prince William County, VA IDA, (Series 2007) Weekly VRDNs (Mediatech, Inc.)/(Branch Banking &           2,500,000
                   Trust Co. LOC), 3.750%, 8/2/2007
       695,000     Richmond, VA IDA, (Series 1997) Weekly VRDNs (PM Beef)/(U.S. Bank, N.A. LOC), 3.810%, 8/1/2007            695,000
     5,795,000     Richmond, VA Redevelopment & Housing Authority, Multi-Family Refunding Revenue Bonds (Series            5,795,000
                   1997) Weekly VRDNs (Newport Manor)/(Columbus Bank and Trust Co., GA LOC), 3.830%, 8/2/2007
     2,140,000     Roanoke County, VA IDA, (Series 2000) Weekly VRDNs (Nordt Properties LLC)/(SunTrust Bank LOC),          2,140,000
                   3.680%, 8/1/2007
     7,645,000     Rockingham County, VA IDA, (Series 2003) Weekly VRDNs (Sunnyside Presbyterian Home)/(Branch             7,645,000
                   Banking & Trust Co. LOC), 3.650%, 8/2/2007
       290,000     South Hill, VA IDA, (Series 1997) Weekly VRDNs (International Veneer Co., Inc.)/(JPMorgan Chase           290,000
                   Bank, N.A. LOC), 4.100%, 8/2/2007
     1,000,000     Spotsylvania County, VA IDA, (Series 1993) Weekly VRDNs (Carlisle Corp. Project)/                       1,000,000
                   (SunTrust Bank LOC), 3.630%, 8/1/2007
       565,000     Tazewell County, VA IDA, (Series 1993) Weekly VRDNs (Seville Properties Bluefield)/                       565,000
                   (Huntington National Bank, Columbus, OH LOC), 4.210%, 8/3/2007
     7,800,000 3,4 Tobacco Settlement Financing Corp., VA, (PA-1303) Weekly VRDNs (Merrill Lynch & Co., Inc.               7,800,000
                   LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.660%, 8/2/2007
     9,010,000 3,4 Tobacco Settlement Financing Corp., VA, (PA-1341) Weekly VRDNs (Merrill Lynch & Co., Inc.               9,010,000
                   LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.670%, 8/2/2007
     6,925,000 3,4 Tobacco Settlement Financing Corp., VA, PA 1383 Weekly VRDNs (Merrill Lynch & Co., Inc.                 6,925,000
                   LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.670%, 8/2/2007
     3,690,000 3,4 Virginia Beach, VA Development Authority, (PT-2505) Weekly VRDNs (Princess Anne House Seniors           3,690,000
                   Community LP)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.720%, 8/2/2007
     3,655,000     Virginia Beach, VA Development Authority, (Series 2000) Weekly VRDNs (Chesapeake Bay                    3,655,000
                   Academy)/(Wachovia Bank N.A. LOC), 3.680%, 8/2/2007
     1,420,000     Virginia Beach, VA Development Authority, (Series 2001) Weekly VRDNs (S & H Co.)/                       1,420,000
                   (Wachovia Bank N.A. LOC), 3.680%, 8/2/2007
     9,500,000     Virginia Beach, VA Development Authority, (Series 2004) Weekly VRDNs (LifeNet Corp.)/                   9,500,000
                   (SunTrust Bank LOC), 3.630%, 8/1/2007
     2,700,000     Virginia Beach, VA Development Authority, (Series 2007) Weekly VRDNs (ASI-London Bridge                 2,700,000
                   LLC)/(SunTrust Bank LOC), 3.730%, 8/1/2007
     4,420,000     Virginia Beach, VA Development Authority, (Series A), 5.00% Bonds, 7/15/2008                            4,471,967
     3,750,000     Virginia Beach, VA, (Series C), 4.25% Bonds, 9/15/2007                                                  3,753,148
     5,270,000     Virginia Biotechnology Research Partnership Authority, (Series 2006) Weekly VRDNs (Virginia             5,270,000
                   Blood Services)/(SunTrust Bank LOC), 3.630%, 8/1/2007
    18,245,000     Virginia College Building Authority, 21st Century College Program, 5.00% Bonds (Virginia               18,364,545
                   State), 2/1/2008
     9,460,000 3,4 Virginia College Building Authority, PFloat (Series EC-1167) Weekly VRDNs (Virginia                     9,460,000
                   State)/(Merrill Lynch & Co., Inc. LIQ), 3.690%, 8/2/2007
     4,000,000 3,4 Virginia Commonwealth Transportation Board, (Series 5033 BBT) Weekly VRDNs (Branch Banking &            4,000,000
                   Trust Co. LIQ), 3.660%, 8/2/2007
     2,500,000     Virginia Commonwealth Transportation Board, 5.75% Bonds, 10/1/2007                                      2,508,709
     6,100,000 3,4 Virginia Commonwealth Transportation Board, Floater Certificates (Series 2001-727) Weekly VRDNs         6,100,000
                   (Virginia State)/(Morgan Stanley LIQ), 3.660%, 8/2/2007
     1,350,000     Virginia Peninsula Port Authority, (Series 2001) Weekly VRDNs (Tidewater Fibre Corp.)/                  1,350,000
                   (Wachovia Bank N.A. LOC), 3.730%, 8/2/2007
     2,270,000     Virginia Small Business Financing Authority Weekly VRDNs (Moses Lake Industries)/(Key Bank,             2,270,000
                   N.A. LOC), 3.690%, 8/1/2007
     1,490,000     Virginia Small Business Financing Authority, (Series 2000) Weekly VRDNs (International Parkway          1,490,000
                   Associates LLC)/(RBC Centura Bank LOC), 3.810%, 8/2/2007
     3,000,000     Virginia Small Business Financing Authority, (Series 2001) Weekly VRDNs (Ennstone,                      3,000,000
                   Inc.)/(Wachovia Bank N.A. LOC), 3.730%, 8/2/2007
     2,000,000     Virginia Small Business Financing Authority, (Series 2006) Weekly VRDNs (Virginia Historical            2,000,000
                   Society)/(SunTrust Bank LOC), 3.630%, 8/1/2007
    14,085,000 3,4 Virginia State Housing Development Authority, Class A Certificates (Series 7019) Weekly VRDNs          14,085,000
                   (Bear Stearns Cos., Inc. LIQ), 3.690%, 8/2/2007
     5,325,000 3,4 Virginia State Housing Development Authority, MERLOTS (Series 2006-B16) Weekly VRDNs (Wachovia          5,325,000
                   Bank N.A. LIQ), 3.730%, 8/1/2007
     2,000,000 3,4 Virginia State Housing Development Authority, MERLOTS (Series 2006-B21) Weekly VRDNs (Wachovia          2,000,000
                   Bank N.A. LIQ), 3.730%, 8/1/2007
     8,835,000 3,4 Virginia State Housing Development Authority, MERLOTS (Series 2006-C3) Weekly VRDNs (Bank of            8,835,000
                   New York LIQ), 3.730%, 8/2/2007
     7,400,000 3,4 Virginia State Housing Development Authority, MERLOTS (Series 2006-C7) Weekly VRDNs (Bank of            7,400,000
                   New York LIQ), 3.730%, 8/2/2007
     6,920,000     Virginia State Public Building Authority, (Series 2006A), 4.25% Bonds (Virginia State),                 6,920,000
                   8/1/2007
     2,000,000     Virginia State Public Building Authority, (Series A), 5.00% Bonds, 8/1/2007                             2,000,000
     4,880,000 3,4 Virginia State Public Building Authority, Floater Certificates (Series 1998-131) Weekly VRDNs           4,880,000
                   (MBIA Insurance Corp. INS)/(Morgan Stanley LIQ), 3.660%, 8/2/2007
    11,800,000 3,4 Virginia State, P-Floats (Series EC-1065)  VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.690%,              11,800,000
                   8/2/2007
     5,900,000 3,4 Virginia State, P-Floats (Series EC-1070)  VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.690%,               5,900,000
                   8/2/2007
     3,162,000     Williamsburg, VA IDA, (Series 1988) Weekly VRDNs (Colonial Williamsburg Foundation                      3,162,000
                   Museum)/(Bank of America N.A. LOC), 3.620%, 8/1/2007
                      TOTAL                                                                                              609,358,209
                   PUERTO RICO--1.7%
    10,000,000 3,4 Puerto Rico Public Building Authority, DFA Municipal Trust (Series 2007-01) Weekly VRDNs (DePfa        10,000,000
                   Bank PLC LIQ)/(DePfa Bank PLC LOC), 3.660%, 8/2/2007
                      TOTAL MUNICIPAL INVESTMENTS -105.8%                                                                619,358,209
                      (AT AMORTIZED COST)5
                      OTHER ASSETS AND LIABILITIES---NET-(5.8)%                                                         (34,152,632)
                      TOTAL NET ASSETS---100%                                                                         $  585,205,577


     Securities that are subject to the federal alternative minimum tax (AMT) represent 37.6% of the portfolio as calculated based upon total market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

     Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

     At July 31, 2007, the portfolio securities were rated as follows:
     Tier Rating Percentages Based on Total Market Value
     FIRST TIER                                     SECOND TIER
     99.2%                                          0.8%

2    Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2007, these restricted securities amounted to $214,280,000, which represented 36.6% of total net assets.

4 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At July 31, 2007, these liquid restricted securities amounted to $214,280,000, which represented 36.6% of total net assets.

5    Also represents cost for federal tax purposes.


Note:         The categories of investments are shown as a percentage of total net assets at July 31, 2007.


INVESTMENT VALUATION
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

The following acronyms are used throughout this portfolio:

 AMBAC   --American Municipal Bond Assurance Corporation
 AMT     --Alternative Minimum Tax
 CP      --Commercial Paper
 EDA     --Economic Development Authority
 FGIC    --Financial Guaranty Insurance Company
 FNMA    --Federal National Mortgage Association
 FSA     --Financial Security Assurance
 GTD     --Guaranteed
 IDA     --Industrial Development Authority
 IDRB    --Industrial Development Revenue Bond
 INS     --Insured
 LIQ     --Liquidity Agreement
 LOC(s)  --Letter(s) of  Credit
 MERLOTS --Municipal Exempt Receipts -- Liquidity Optional Tender Series
 MMMs    --Money Market Municipals
 PCR     --Pollution Control Revenue
 PRF     --Prerefunded
 ROCs    --Reset Option Certificates
 TIC     --Trust Inverse Certificate
 TOBs    --Tender Option Bonds
 TOCs    --Trust Obligation Certificates
 TOPS    --Trust Obligation Participating Securities
 VRDNs   --Variable Rate Demand Notes








ITEM 2.     CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-
(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS






SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  MONEY MARKET OBLIGATIONS TRUST

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER


DATE        September 24, 2007


PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE DATES INDICATED.


BY          /S/ J. CHRISTOPHER DONAHUE
            J. CHRISTOPHER DONAHUE
            PRINCIPAL EXECUTIVE OFFICER


DATE        September 24, 2007

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER


DATE        September 24, 2007